UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 – September 30, 2006

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2006. The schedules have not been audited.

AXA Premier VIP Trust

Quarterly Report

September 30, 2006

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio* ‡	215,775	$5,720,737
AXA Premier VIP Core Bond Portfolio ‡	5,022,379	51,335,062
AXA Premier VIP High Yield Portfolio ‡	3,025,456	17,555,464
AXA Premier VIP International Equity Portfolio ‡	539,293	7,979,234
AXA Premier VIP Large Cap Core Equity Portfolio ‡	219,333	2,521,629
AXA Premier VIP Large Cap Value Portfolio ‡	664,204	8,209,084
AXA Premier VIP Mid Cap Value Portfolio ‡	422,782	4,321,805
EQ/AllianceBernstein Quality Bond Portfolio ‡	804,967	8,291,067
EQ/AllianceBernstein Value Portfolio ‡	1,112,073	18,100,075
EQ/Capital Guardian International Portfolio ‡	175,241	2,388,775
EQ/Evergreen International Bond Portfolio* ‡	1,488,218	14,724,426
EQ/Long Term Bond Portfolio ‡	2,697,896	36,982,197
EQ/Marsico Focus Portfolio ‡	594,271	$9,409,093
EQ/Mercury Basic Value Equity Portfolio ‡	547,761	9,205,537
EQ/Mercury International Value Portfolio ‡	145,489	2,389,758
EQ/Money Market Portfolio ‡	20,933	20,933
EQ/Short Duration Bond Portfolio ‡	12,182,431	124,849,194

Total Investments (100.3%) (Cost $315,681,175)		324,004,070
Other Assets Less Liabilities (-0.3%)		(939,628)

Net Assets (100%)		$323,064,442

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain/(Loss)
AXA Premier VIP Aggressive Equity Portfolio	$4,781,418	$3,096,300	$1,757,570	$5,720,737	$—	$316,525
AXA Premier VIP Core Bond Portfolio	36,300,838	32,226,493	17,842,218	51,335,062	1,382,454	(498,588)
AXA Premier VIP High Yield Portfolio	12,717,177	11,492,585	7,677,181	17,555,464	—	(98,190)
AXA Premier VIP International Equity Portfolio	—	9,648,319	1,867,509	7,979,234	—	(72,134)
AXA Premier VIP Large Cap Core Equity Portfolio	176,308	3,601,348	1,372,160	2,521,629	21	3,700
AXA Premier VIP Large Cap Value Portfolio	563,032	10,962,364	3,808,294	8,209,084	128	110,701
AXA Premier VIP Mid Cap Value Portfolio	20,694	5,630,923	1,336,562	4,321,805	—	(2,699)
EQ/AllianceBernstein Quality Bond Portfolio	12,538,958	10,105,608	14,953,058	8,291,067	—	(383,082)
EQ/AllianceBernstein Value Portfolio	25,849,582	8,926,790	18,146,406	18,100,075	434	1,214,231
EQ/Capital Guardian International Portfolio	—	2,902,900	561,182	2,388,775	4,396	(18,561)
EQ/Evergreen International Bond Portfolio	—	17,683,227	3,030,681	14,724,426	—	(21,941)
EQ/Long Term Bond Portfolio	26,761,725	22,683,733	14,157,876	36,982,197	264	(818,932)
EQ/Marsico Focus Portfolio	11,163,214	4,624,759	5,491,191	9,409,093	—	1,207,307
EQ/Mercury Basic Value Equity Portfolio	5,783,539	6,267,784	3,598,509	9,205,537	—	175,101
EQ/Mercury International Value Portfolio	—	2,894,484	553,731	2,389,758	4,923	(20,052)
EQ/Money Market Portfolio	20,245	689	—	20,933	692	—
EQ/Short Duration Bond Portfolio	79,559,357	79,904,627	37,742,446	124,849,194	5,959	287,839

	$216,236,087	$232,652,933	$133,896,574	$324,004,070	$1,399,271	$1,381,225

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$232,652,933
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$134,891,825

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,062,376
Aggregate gross unrealized depreciation	(344,017)

Net unrealized appreciation	$7,718,359

Federal income tax cost of investments	$316,285,711

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio* ‡	558,367	$14,803,706
AXA Premier VIP Core Bond Portfolio ‡	8,754,316	89,480,172
AXA Premier VIP High Yield Portfolio ‡	5,407,723	31,378,774
AXA Premier VIP International Equity Portfolio ‡	2,855,756	42,253,039
AXA Premier VIP Large Cap Core Equity Portfolio ‡	912,555	10,491,468
AXA Premier VIP Large Cap Value Portfolio ‡	2,262,417	27,961,829
AXA Premier VIP Mid Cap Growth Portfolio ‡	185,888	1,704,363
AXA Premier VIP Mid Cap Value Portfolio ‡	872,948	8,923,537
EQ/AllianceBernstein Quality Bond Portfolio ‡	1,949,685	20,081,536
EQ/AllianceBernstein Value Portfolio ‡	4,237,219	68,964,897
EQ/Capital Guardian International Portfolio ‡	880,967	12,008,779
EQ/Evergreen International Bond Portfolio* ‡	2,744,623	27,155,289
EQ/Long Term Bond Portfolio ‡	4,099,821	56,199,483
EQ/Marsico Focus Portfolio ‡	2,769,521	43,849,841
EQ/Mercury Basic Value Equity Portfolio ‡	2,277,624	38,277,161
EQ/Mercury International Value Portfolio ‡	732,366	12,029,624
EQ/Money Market Portfolio ‡	20,933	20,933
EQ/Short Duration Bond Portfolio ‡	19,165,141	196,410,095
EQ/Small Cap Value Portfolio ‡	870,681	12,233,260
EQ/Small Company Index Portfolio ‡	931,673	11,757,011

Total Investment Companies (99.9%) (Cost $706,901,040)		725,984,797

	Principal Amount
SHORT TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau 4.78%, 10/2/06 (Amortized Cost $ 3,597,947)	$3,597,947	$3,597,947

Total Investments (100.4%) (Cost/Amortized Cost $ 710,498,987)		729,582,744
Other Assets Less Liabilities (-0.4%)		(2,635,813)

Net Assets (100%)		$726,946,931

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain/(Loss)
AXA Premier VIP Aggressive Equity Portfolio	$9,849,595	$6,073,266	$679,260	$14,803,706	$—	$88,323
AXA Premier VIP Core Bond Portfolio	59,355,412	32,831,372	2,999,949	89,480,172	2,386,905	(98,645)
AXA Premier VIP High Yield Portfolio	25,056,425	11,021,147	6,699,266	31,378,774	—	(309,731)
AXA Premier VIP International Equity Portfolio	—	43,625,623	1,509,938	42,253,039	—	73,833
AXA Premier VIP Large Cap Core Equity Portfolio	6,399,674	8,947,652	5,258,424	10,491,468	86	168,166
AXA Premier VIP Large Cap Value Portfolio	10,643,524	20,003,878	4,495,460	27,961,829	420	209,933
AXA Premier VIP Mid Cap Growth Portfolio	21,712	1,859,425	61,770	1,704,363	—	15,981
AXA Premier VIP Mid Cap Value Portfolio	20,607	9,559,921	425,902	8,923,537	—	162,300
EQ/AllianceBernstein Value Portfolio	74,578,770	14,976,301	27,398,549	68,964,897	1,563	1,970,040
EQ/AllianceBernstein Quality Bond Portfolio	20,466,782	10,854,800	12,052,790	20,081,536	—	(290,648)
EQ/AllianceBernstein Value Portfolio	74,578,770	14,976,301	27,398,549	68,964,897	1,563	1,970,040
EQ/Capital Guardian International Portfolio	—	12,455,941	423,313	12,008,779	20,878	40,030
EQ/Evergreen International Bond Portfolio	—	27,926,067	836,873	27,155,289	—	(16,579)
EQ/Long Term Bond Portfolio	43,624,260	21,666,102	10,800,777	56,199,483	377	(778,180)
EQ/Marsico Focus Portfolio	63,964,877	9,236,366	25,589,495	43,849,841	—	5,090,037
EQ/Mercury Basic Value Equity Portfolio	31,763,420	14,779,489	11,586,327	38,277,161	—	821,608
EQ/Mercury International Value Portfolio	—	12,416,028	416,299	12,029,624	23,406	4,604
EQ/Money Market Portfolio	20,245	689	—	20,933	692	—
EQ/Short Duration Bond Protfolio	130,637,987	67,010,154	6,527,387	196,410,095	8,883	60,313
EQ/ Small Cap Value Portfolio	12,565,424	1,033,926	1,947,364	12,233,260	—	198,534
EQ/Small Company Index Portfolio	—	12,482,318	646,488	11,757,011	—	24,063

	$488,968,714	$338,760,465	$120,355,631	$725,984,797	$2,443,210	$7,433,982

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$338,760,465
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$126,256,461

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,788,758
Aggregate gross unrealized depreciation	(930,081)

Net unrealized appreciation	$18,858,677

Federal income tax cost of investments	$710,724,067

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio* ‡	10,211,199	$270,724,636
AXA Premier VIP Core Bond Portfolio ‡	85,712,757	876,092,723
AXA Premier VIP High Yield Portfolio ‡	63,586,065	368,963,574
AXA Premier VIP International Equity Portfolio ‡	31,226,818	462,024,021
AXA Premier VIP Large Cap Core Equity Portfolio ‡	14,240,146	163,716,252
AXA Premier VIP Large Cap Value Portfolio ‡	21,550,568	266,349,333
AXA Premier VIP Mid Cap Growth Portfolio ‡	15,458,671	141,737,044
AXA Premier VIP Mid Cap Value Portfolio ‡	20,232,459	206,822,245
EQ/AllianceBernstein Large Cap Growth Portfolio* ‡	9,539,462	71,231,672
EQ/AllianceBernstein Quality Bond Portfolio ‡	100,197,124	1,032,019,168
EQ/AllianceBernstein Value Portfolio ‡	25,496,954	414,987,980
EQ/Capital Guardian International Portfolio ‡	12,163,881	165,810,339
EQ/Evergreen International Bond Portfolio* ‡	21,881,539	216,495,891
EQ/Long Term Bond Portfolio ‡	16,971,150	232,636,959
EQ/Marsico Focus Portfolio ‡	26,462,094	418,974,536
EQ/Mercury Basic Value Equity Portfolio ‡	43,923,707	738,170,439
EQ/Mercury International Value Portfolio ‡	10,051,993	165,110,989
EQ/Money Market Portfolio ‡	20,933	20,933
EQ/Short Duration Bond Portfolio ‡	77,427,388	793,499,039
EQ/Small Cap Value Portfolio ‡	13,647,704	191,753,346
EQ/Small Company Index Portfolio ‡	4,197,487	52,969,094
EQ/Van Kampen Emerging Markets Equity Portfolio ‡	12,563,501	184,242,730

Total Investment Companies (100.0%) (Cost $7,063,905,678)		7,434,352,943

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 4.78%, 10/2/06 (Amortized Cost $8,787,984)	$8,787,984	$8,787,984

Total Investments (100.1%) (Cost/Amortized Cost $7,072,693,662)		7,443,140,927
Other Assets Less Liabilities (-0.1%)		(8,929,771)

Net Assets (100%)		$7,434,211,156

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain/(Loss)
AXA Premier VIP Aggressive Equity Portfolio	$269,659,975	$20,200,886	$7,874,745	$270,724,636	$—	$3,591,705
AXA Premier VIP Core Bond Portfolio	692,147,765	192,897,980	9,675,303	876,092,723	24,572,950	(186,909)
AXA Premier VIP High Yield Portfolio	365,593,732	—	17,544,190	368,963,574	—	455,810
AXA Premier VIP International Equity Portfolio	—	445,953,621	1,517,815	462,024,021	—	991,478
AXA Premier VIP Large Cap Core Equity Portfolio	138,583,252	16,780,900	1,382,664	163,716,252	1,373	652,027
AXA Premier VIP Large Cap Value Portfolio	170,595,278	79,506,588	5,912,166	266,349,333	4,170	829,938
AXA Premier VIP Mid Cap Growth Portfolio	180,872,503	11,535,447	43,216,103	141,737,044	—	12,420,622
AXA Premier VIP Mid Cap Value Portfolio	254,866,599	14,021,123	67,335,214	206,822,245	—	13,181,626
EQ/Alliance Large Cap Growth Portfolio	262,138,198	—	137,144,719	71,231,672	—	38,955,281
EQ/Alliance Quality Bond Portfolio	1,067,585,762	44,612,854	109,714,540	1,032,019,168	—	(1,963,998)
EQ/AllianceBernstein Value Portfolio	590,013,219	58,236,218	277,252,879	414,987,980	12,893	14,930,619
EQ/Bernstein Capital Guardian International Portfolio	—	160,709,372	545,996	165,810,339	180,292	525,125
EQ/Evergreen International Bond Portfolio	—	214,200,492	681,144	216,495,891	—	(11,134)
EQ/Long Term Bond Portfolio	240,063,032	33,547,415	46,097,638	232,636,959	1,639	(3,696,736)
EQ/Marsico Focus Portfolio	494,430,130	31,465,385	80,591,527	418,974,536	—	32,163,789
EQ/Mercury Basic Value Equity Portfolio	911,499,882	66,502,746	266,785,899	738,170,439	—	63,990,807
EQ/Mercury International Value Portfolio	—	160,362,623	537,113	165,110,989	201,078	166,473
EQ/Money Market Portfolio	20,245	689	—	20,933	692	—
EQ/Short Duration Bond Portfolio	712,102,163	126,203,843	68,299,704	793,499,039	37,524	82,143
EQ/Small Cap Value Portfolio	221,743,882	1,702,472	35,387,563	191,753,346	—	10,314,910
EQ/Small Company Index Portfolio	—	55,203,388	1,766,435	52,969,094	—	94,319
EQ/Van Kampen Emerging Markets Equity Portfolio	—	175,582,574	654,280	184,242,730	—	780,562

	$6,571,915,617	$1,909,226,616	$1,179,917,637	$7,434,352,943	$25,012,611	$188,268,457

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,909,226,616
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,345,786,448

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$387,635,213
Aggregate gross unrealized depreciation	(17,634,123)

Net unrealized appreciation	$370,001,090

Federal income tax cost of investments	$7,073,139,837

The Portfolio has a net capital loss carryforward of $209,990,440, of which $294,742 expires in the year 2008, $130,468,216 expires in the year 2009, and $79,227,482 expires in the year 2011.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio* ‡	10,982,479	$291,173,193
AXA Premier VIP Core Bond Portfolio ‡	55,225,084	564,470,165
AXA Premier VIP International Equity Portfolio ‡	30,371,481	449,368,671
AXA Premier VIP Large Cap Core Equity Portfolio ‡	19,462,956	223,761,909
AXA Premier VIP Large Cap Value Portfolio ‡	26,334,512	325,475,394
AXA Premier VIP Mid Cap Growth Portfolio ‡	3,513,584	32,215,258
AXA Premier VIP Mid Cap Value Portfolio ‡	7,318,049	74,807,280
EQ/AllianceBernstein Large Cap Growth Portfolio* ‡	2,574,670	19,225,200
EQ/AllianceBernstein Quality Bond Portfolio ‡	19,347,001	199,271,945
EQ/AllianceBernstein Value Portfolio ‡	31,055,607	505,460,521
EQ/Capital Guardian International Portfolio ‡	11,447,688	156,047,640
EQ/Long Term Bond Portfolio ‡	16,441,274	225,373,527
EQ/Marsico Focus Portfolio ‡	29,465,514	466,527,708
EQ/Mercury Basic Value Equity Portfolio ‡	34,850,888	585,694,986
EQ/Mercury International Value Portfolio ‡	15,411,819	253,149,883
EQ/Short Duration Bond Portfolio ‡	45,803,983	469,412,923
EQ/Small Cap Value Portfolio ‡	13,417,323	188,516,440
EQ/Small Company Index Portfolio ‡	10,401,353	131,257,176
EQ/Van Kampen Emerging Markets Equity Portfolio ‡	13,664,572	200,389,856

Total Investment Companies (99.7%) (Cost $5,042,195,947)		5,361,599,675

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 4.78%, 10/2/06 (Amortized Cost $15,362,120)	$15,362,120	$15,362,120

Total Investments (100.0%) (Cost/Amortized Cost $5,057,558,067)		5,376,961,795
Other Assets Less Liabilities (0.0%)		(379,469)

Net Assets (100%)		$5,376,582,326

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2006 were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain/(Loss)
AXA Premier VIP Aggressive Equity Portfolio	$163,710,870	$133,981,827	$—	$291,173,193	$—	$—
AXA Premier VIP Core Bond Portfolio	311,680,663	250,792,325	—	564,470,165	13,819,376	—
AXA Premier VIP International Equity Portfolio	281,818,054	149,039,954	17,808,858	449,368,671	—	7,305,775
AXA Premier VIP Large Cap Core Equity Portfolio	102,344,861	116,363,777	6,282,153	223,761,909	1,622	928,126
AXA Premier VIP Large Cap Value Portfolio	82,253,937	223,516,287	—	325,475,394	4,325	661,764
AXA Premier VIP Mid Cap Growth Portfolio	24,298,144	12,561,204	4,623,714	32,215,258	—	723,479
AXA Premier VIP Mid Cap Value Portfolio	45,464,396	36,863,113	10,735,245	74,807,280	—	705,225
EQ/AllianceBernstein Large Cap Growth Portfolio	20,201,516	—	—	19,225,200	—	—
EQ/AllianceBernstein Quality Bond Portfolio	106,513,671	87,360,293	—	199,271,945	—	—
EQ/AllianceBernstein Value Portfolio	379,103,750	75,630,891	—	505,460,521	11,734	2,103,329
EQ/Capital Guardian International Portfolio	103,001,830	55,322,241	9,531,879	156,047,640	251,088	4,460,015
EQ/Long Term Bond Portfolio	122,815,808	96,962,820	—	225,373,527	1,380	—
EQ/Marsico Focus Portfolio	279,970,805	194,732,056	5,911,949	466,527,708	—	5,721,503
EQ/Mercury Basic Value Equity Portfolio	280,468,409	258,099,393	—	585,694,986	—	1,456,233
EQ/Mercury International Value Portfolio	157,375,947	122,860,915	48,440,121	253,149,883	464,225	9,024,104
EQ/Short Duration Bond Portfolio	231,377,374	226,170,373	—	469,412,923	19,261	—
EQ/Small Cap Value Portfolio	180,318,451	22,491,301	22,680,329	188,516,440	—	2,993,404
EQ/Small Company Index Portfolio	—	131,258,725	—	131,257,176	—	190,512
EQ/Van Kampen Emerging Markets Equity Portfolio	116,638,590	81,710,088	11,629,686	200,389,856	—	5,781,517

	$2,989,357,076	$2,275,717,583	$137,643,934	$5,361,599,675	$14,573,011	$42,054,986

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,275,717,583
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$162,700,000

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$323,661,962
Aggregate gross unrealized depreciation	(4,311,898)

Net unrealized appreciation	$319,350,064

Federal income tax cost of investments	$5,057,611,731

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio* ‡	3,406,356	$90,311,092
AXA Premier VIP Core Bond Portfolio ‡	5,592,605	57,163,490
AXA Premier VIP International Equity Portfolio ‡	8,229,195	121,757,059
AXA Premier VIP Large Cap Core Equity Portfolio ‡	5,368,129	61,716,361
AXA Premier VIP Large Cap Value Portfolio ‡	7,946,472	98,212,613
AXA Premier VIP Mid Cap Growth Portfolio ‡	578,725	5,306,198
AXA Premier VIP Mid Cap Value Portfolio ‡	1,163,753	11,896,233
EQ/AllianceBernstein Large Cap Growth Portfolio* ‡	1,018,963	7,608,649
EQ/AllianceBernstein Quality Bond Portfolio ‡	1,844,530	18,998,456
EQ/AllianceBernstein Value Portfolio ‡	9,720,696	158,213,879
EQ/Capital Guardian International Portfolio ‡	1,812,635	24,708,696
EQ/Marsico Focus Portfolio ‡	9,662,959	152,993,702
EQ/Mercury Basic Value Equity Portfolio ‡	8,905,013	149,655,344
EQ/Mercury International Value Portfolio ‡	6,307,155	103,599,419
EQ/Small Cap Value Portfolio ‡	5,028,776	70,655,448
EQ/Small Company Index Portfolio ‡	3,966,661	50,056,248
EQ/Van Kampen Emerging Markets Equity Portfolio ‡	3,529,137	51,754,507

Total Investment Companies (99.5%) (Cost $1,149,462,224)		1,234,607,394

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau 4.78%, 10/2/06 (Amortized Cost $4,743,545)	$4,743,545	$4,743,545

Total Investments (99.9%) (Cost/Amortized Cost $1,154,205,769)		1,239,350,939
Other Assets Less Liabilities (0.1%)		1,131,812

Net Assets (100%)		$1,240,482,751

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain/(Loss)
AXA Premier VIP Aggressive Equity Portfolio	$31,702,878	$60,305,457	$934,213	$90,311,092	$—	$86,755
AXA Premier VIP Core Bond Portfolio	26,495,192	31,208,743	860,952	57,163,490	1,279,365	(28,874)
AXA Premier VIP International Equity Portfolio	71,968,100	53,719,855	11,572,535	121,757,059	—	3,960,527
AXA Premier VIP Large Cap Core Equity Portfolio	16,411,792	43,965,241	1,507,067	61,716,361	394	203,094
AXA Premier VIP Large Cap Value Portfolio	25,046,979	70,148,872	2,688,586	98,212,613	1,286	245,595
AXA Premier VIP Mid Cap Growth Portfolio	22,443	5,489,131	84,466	5,306,198	—	34,561
AXA Premier VIP Mid Cap Value Portfolio	21,439	12,067,582	186,325	11,896,233	—	150,191
EQ/AllianceBernstein Large Cap Growth Portfolio	7,995,040	—	—	7,608,649	—	—
EQ/AllianceBernstein Quality Bond Portfolio	8,122,977	10,645,347	291,318	18,998,456	—	(13,959)
EQ/AllianceBernstein Value Portfolio	119,659,279	23,253,959	516,103	158,213,879	3,634	683,635
EQ/Capital Guardian International Portfolio	15,738,922	11,469,093	3,018,486	24,708,696	37,735	1,259,345
EQ/Marsico Focus Portfolio	95,440,789	59,445,059	1,428,150	152,993,702	—	1,646,623
EQ/Mercury Basic Value Equity Portfolio	46,235,206	95,438,381	2,379,394	149,655,344	—	310,782
EQ/Mercury International Value Portfolio	66,470,574	44,614,865	15,377,776	103,599,419	192,487	4,009,173
EQ/Small Cap Value Portfolio	65,688,360	7,577,164	5,820,761	70,655,448	—	821,414
EQ/Small Company Index Portfolio	—	50,715,748	652,810	50,056,248	—	54,159
EQ/Van Kampen Emerging Markets Equity Portfolio	33,171,417	25,215,543	8,496,622	51,754,507	—	3,162,167

	$630,191,387	$605,280,040	$55,815,564	$1,234,607,394	$1,514,901	$16,585,188

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$605,280,040
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$67,717,117

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,247,953
Aggregate gross unrealized depreciation	(192,510)

Net unrealized appreciation	$85,055,443

Federal income tax cost of investments	$1,154,295,496

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.2%)
Automobiles (1.7%)
Harley-Davidson, Inc.^	333,700	$20,939,675
Toyota Motor Corp. (ADR)^	188,915	20,572,844

		41,512,519

Diversified Consumer Services (1.2%)
Apollo Group, Inc., Class A*	355,587	17,509,104
DeVry, Inc.*^	127,810	2,718,519
ITT Educational Services, Inc.*	50,940	3,377,322
New Oriental Education & Technology Group (ADR)*	67,230	1,630,327
Strayer Education, Inc.^	28,800	3,116,448

		28,351,720

Hotels, Restaurants & Leisure (4.8%)
Carnival Corp.	59,310	2,789,349
Cheesecake Factory, Inc.*^	60,820	1,653,696
Chipotle Mexican Grill, Inc., Class A*^	94,500	4,693,815
Four Seasons Hotels, Inc.^	279,272	17,831,517
International Game Technology	200,430	8,317,845
Las Vegas Sands Corp.*^	281,125	19,214,894
MGM MIRAGE*^	388,634	15,347,157
Panera Bread Co., Class A*	105,650	6,154,112
Shuffle Master, Inc.*^	39,620	1,070,136
Sonic Corp.*	28,430	642,802
Starbucks Corp.*	426,638	14,527,024
Station Casinos, Inc.^	77,530	4,483,560
Texas Roadhouse, Inc., Class A*^	93,950	1,153,706
Wynn Resorts Ltd.*^	227,165	15,449,492

		113,329,105

Household Durables (0.7%)
Harman International Industries, Inc.	78,950	6,587,588
Lennar Corp., Class A	229,046	10,364,332

		16,951,920

Internet & Catalog Retail (3.6%)
Amazon.com, Inc.*^	1,096,200	35,209,944
Audible, Inc.*^	919,320	6,674,263
Coldwater Creek, Inc.*^	155,700	4,477,932
Expedia, Inc.*^	707,000	11,085,760
IAC/InterActiveCorp*^	974,300	28,020,868
Submarino S.A. (GDR)(b)^§	13,140	512,042

		85,980,809

Media (3.3%)
Comcast Corp., Class A*	644,960	23,766,776
Grupo Televisa S.A. (ADR)^	225,260	4,789,027
News Corp., Class A	647,080	12,715,122
Playboy Enterprises, Inc., Class B*^	112,110	1,054,955
Sirius Satellite Radio, Inc.*^	1,654,400	6,468,704
XM Satellite Radio Holdings, Inc., Class A*^	2,225,039	28,680,753

		77,475,337

Multiline Retail (0.8%)
Family Dollar Stores, Inc.	87,970	2,572,243
Kohl’s Corp.*	46,690	3,031,115
Nordstrom, Inc.	50,610	2,140,803
Target Corp.	196,319	10,846,624

		18,590,785

Specialty Retail (1.4%)
Aeropostale, Inc.*^	60,460	1,767,246
Best Buy Co., Inc.	97,930	5,245,131
Dick’s Sporting Goods, Inc.*	20,740	944,085
GameStop Corp., Class A*^	42,240	1,954,867
Lowe’s Cos., Inc.	621,889	17,450,205
Staples, Inc.	217,750	$5,297,858

		32,659,392

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.*	84,420	2,904,048
NIKE, Inc., Class B	150,000	13,143,000

		16,047,048

Total Consumer Discretionary		430,898,635

Consumer Staples (2.6%)
Beverages (0.7%)
PepsiCo, Inc.	254,510	16,609,323

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	94,190	4,679,359
Wal-Mart de Mexico S.A. de C.V., Series V	278,451	946,841
Whole Foods Market, Inc.	9,600	570,528

		6,196,728

Household Products (1.3%)
Colgate-Palmolive Co.	102,560	6,368,976
Procter & Gamble Co.	412,808	25,585,840

		31,954,816

Personal Products (0.1%)
Bare Escentuals, Inc.*	70,400	1,911,360

Tobacco (0.2%)
Altria Group, Inc.	57,050	4,367,177

Total Consumer Staples		61,039,404

Energy (2.0%)
Energy Equipment & Services (1.8%)
GlobalSantaFe Corp.	208,490	10,422,415
Halliburton Co.	64,578	1,837,244
Noble Corp.	59,330	3,807,800
Schlumberger Ltd.	372,677	23,117,154
Smith International, Inc.	87,380	3,390,344
Transocean, Inc.*	8,780	642,959

		43,217,916

Oil, Gas & Consumable Fuels (0.2%)
Consol Energy, Inc.	62,920	1,996,452
Occidental Petroleum Corp.	55,490	2,669,624

		4,666,076

Total Energy		47,883,992

Financials (14.6%)
Capital Markets (6.0%)
Affiliated Managers Group, Inc.*^	6,430	643,707
Bank of New York Co., Inc.	125,940	4,440,644
Charles Schwab Corp.	337,090	6,033,911
EFG International (Registered)*	15,500	508,034
Evercore Partners, Inc., Class A*	17,050	491,040
Goldman Sachs Group, Inc.	279,893	47,349,499
Lehman Brothers Holdings, Inc.	266,857	19,710,058
MarketAxess Holdings, Inc.*^	614,070	6,429,313
optionsXpress Holdings, Inc.^	42,300	1,179,324
State Street Corp.	90,950	5,675,280
TD Ameritrade Holding Corp.	640,222	12,068,185
UBS AG (Registered)^	620,128	36,779,792

		141,308,787

Commercial Banks (0.7%)
Wells Fargo & Co.	486,958	17,618,141

Consumer Finance (0.4%)
American Express Co.	152,930	8,576,314

Diversified Financial Services (4.0%)
Chicago Mercantile Exchange Holdings, Inc.	46,940	22,449,055

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Citigroup, Inc.	571,900	$28,406,273
International Securities Exchange Holdings, Inc.^	273,838	12,840,264
Moody’s Corp.	35,160	2,298,761
Nasdaq Stock Market, Inc.*	597,637	18,072,543
NYSE Group, Inc.*^	158,930	11,880,017

		95,946,913

Insurance (1.9%)
American International Group, Inc.	452,900	30,009,154
Genworth Financial, Inc., Class A	407,292	14,259,293

		44,268,447

Real Estate Investment Trusts (REIT) (0.2%)
Prologis Trust (REIT)	84,566	4,825,336

Real Estate Management & Development (0.2%)
Move, Inc.*	952,740	4,677,953

Thrifts & Mortgage Finance (1.2%)
Countrywide Financial Corp.	783,000	27,436,320

Total Financials		344,658,211

Health Care (15.2%)
Biotechnology (5.9%)
Actelion Ltd. (Registered)*	18,960	2,712,568
Alnylam Pharmaceuticals, Inc.*^	468,490	6,750,941
Amgen, Inc.*	99,480	7,115,804
Applera Corp.- Celera Genomics Group*	920,736	12,816,645
Celgene Corp.*	137,440	5,951,152
Cepheid, Inc.*^	2,145,411	15,489,867
Combinatorx, Inc.*^	635,115	3,956,766
deCODE genetics, Inc.*^	1,312,799	7,220,395
Genentech, Inc.*	463,493	38,330,871
Genzyme Corp.*	297,987	20,105,183
Gilead Sciences, Inc.*	48,300	3,318,210
MedImmune, Inc.*	39,000	1,139,190
Memory Pharmaceuticals Corp.*^	1,336,100	1,362,822
Senomyx, Inc.*^	533,500	8,199,895
Vertex Pharmaceuticals, Inc.*^	178,000	5,989,700

		140,460,009

Health Care Equipment & Supplies (2.5%)
Advanced Medical Optics, Inc.*^	232,300	9,187,465
Boston Scientific Corp.*	692,800	10,246,512
Cytyc Corp.*^	410,960	10,060,301
Gen-Probe, Inc.*	12,130	568,776
Given Imaging Ltd.*^	885,948	16,912,747
ResMed, Inc.*^	75,590	3,042,498
St. Jude Medical, Inc.*	199,100	7,026,239
Thoratec Corp.*^	73,540	1,147,959

		58,192,497

Health Care Providers & Services (3.7%)
Aetna, Inc.^	594,900	23,528,295
Caremark Rx, Inc.	77,710	4,403,826
McKesson Corp.	34,660	1,827,275
UnitedHealth Group, Inc.	1,192,009	58,646,843

		88,406,239

Life Sciences Tools & Services (1.4%)
Affymetrix, Inc.*^	764,105	16,474,104
Compugen Ltd.*	1,378,450	3,983,720
Luminex Corp.*^	297,900	5,430,717
Millipore Corp.*	129,840	7,959,192

		33,847,733

Pharmaceuticals (1.7%)
Alexza Pharmaceuticals, Inc.*	843,490	6,857,574
Allergan, Inc.	72,970	8,217,152
Endo Pharmaceuticals Holdings, Inc.*	72,400	$2,356,620
GlaxoSmithKline plc	276,370	7,341,012
Johnson & Johnson	74,400	4,831,536
Roche Holding AG	54,090	9,325,936

		38,929,830

Total Health Care		359,836,308

Industrials (8.6%)
Aerospace & Defense (1.8%)
Lockheed Martin Corp.	297,269	25,582,970
Precision Castparts Corp.	56,180	3,548,329
United Technologies Corp.	197,111	12,486,982

		41,618,281

Air Freight & Logistics (1.5%)
FedEx Corp.	311,193	33,820,455
UTi Worldwide, Inc.	70,060	1,959,578

		35,780,033

Commercial Services & Supplies (0.6%)
Corporate Executive Board Co.	49,300	4,432,563
Monster Worldwide, Inc.*	290,200	10,502,338

		14,934,901

Electrical Equipment (0.9%)
Energy Conversion Devices, Inc.*^	264,883	9,811,266
Rockwell Automation, Inc	189,080	10,985,548

		20,796,814

Industrial Conglomerates (1.2%)
General Electric Co.	801,800	28,303,540

Machinery (1.2%)
Caterpillar, Inc.	325,853	21,441,128
Danaher Corp.	25,220	1,731,857
Deere & Co.	57,840	4,853,354

		28,026,339

Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	268,477	19,716,951
Union Pacific Corp.	155,637	13,696,056

		33,413,007

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	17,300	1,159,446

Total Industrials		204,032,361

Information Technology (32.1%)
Communications Equipment (7.9%)
Cisco Systems, Inc.*	1,834,450	42,192,350
JDS Uniphase Corp.*	8,253,485	18,075,132
Juniper Networks, Inc.*	1,983,437	34,273,791
Motorola, Inc.	405,687	10,142,175
Nice Systems Ltd. (ADR)*	208,930	5,781,093
Nokia Oyj (ADR)	1,613,100	31,761,939
Nortel Networks Corp.*^	1,578,450	3,630,435
QUALCOMM, Inc.	961,660	34,956,341
Research In Motion Ltd.*	55,380	5,685,311

		186,498,567

Computers & Peripherals (2.9%)
Apple Computer, Inc.*	201,230	15,500,747
Dell, Inc.*	1,167,300	26,661,132
Hewlett-Packard Co.	51,640	1,894,672
Network Appliance, Inc.*	232,852	8,617,852
SanDisk Corp.*	173,430	9,285,442
Sun Microsystems, Inc.*	1,404,100	6,978,377

		68,938,222

Electronic Equipment & Instruments (0.2%)
Itron, Inc.*^	72,000	4,017,600

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Mechanical Technology, Inc.*^	697,170	$1,275,821

		5,293,421

Internet Software & Services (6.0%)
Akamai Technologies, Inc.*^	18,700	934,813
Baidu.com (ADR)*^	49,080	4,296,463
CNET Networks, Inc.*^	137,770	1,319,837
EarthLink, Inc.*	502,700	3,654,629
eBay, Inc.*	1,528,051	43,335,526
Equinix, Inc.*^	176,683	10,618,648
Google, Inc., Class A*	108,310	43,529,789
Tencent Holdings Ltd.	778,000	1,791,180
Yahoo!, Inc.*	1,299,180	32,843,271

		142,324,156

IT Services (1.8%)
Accenture Ltd., Class A	435,900	13,822,389
CheckFree Corp.*^	117,870	4,870,388
Cognizant Technology Solutions Corp., Class A*	79,130	5,860,368
First Data Corp.	344,920	14,486,640
Global Payments, Inc.	42,400	1,866,024

		40,905,809

Semiconductors & Semiconductor Equipment (7.4%)
Advanced Micro Devices, Inc.*	1,110,854	27,604,722
Applied Materials, Inc.	107,600	1,907,748
Broadcom Corp., Class A*	606,302	18,395,203
Intel Corp.	986,640	20,295,185
KLA-Tencor Corp.	498,303	22,159,534
Lam Research Corp.*	361,065	16,367,076
Linear Technology Corp.	59,490	1,851,329
Marvell Technology Group Ltd.*	605,760	11,733,571
Netlogic Microsystems, Inc.*^	426,787	10,827,586
Samsung Electronics Co., Ltd. (GDR) (m)	17,898	6,282,198
Silicon Laboratories, Inc.*	626,433	19,431,952
Texas Instruments, Inc.	531,488	17,671,976

		174,528,080

Software (5.9%)
Adobe Systems, Inc.*	446,950	16,738,278
Amdocs Ltd.*	186,840	7,398,864
Cognos, Inc.*	61,400	2,241,100
Electronic Arts, Inc.*	759,400	42,283,392
McAfee, Inc.*	90,920	2,223,903
Micros Systems, Inc.*^	58,120	2,843,230
NAVTEQ Corp.*	524,420	13,692,606
Nintendo Co., Ltd.	7,900	1,628,645
Opsware, Inc.*^	414,110	3,731,131
Red Hat, Inc.*^	586,820	12,370,166
Salesforce.com, Inc.*^	186,400	6,688,032
Shanda Interactive Entertainment Ltd. (ADR)*^	1,054,246	15,813,690
THQ, Inc.*^	143,780	4,194,063
TIBCO Software, Inc.*	847,800	7,613,244

		139,460,344

Total Information Technology		757,948,599

Materials (0.7%)
Chemicals (0.6%)
Monsanto Co.	239,190	11,244,322
Symyx Technologies, Inc.*^	114,800	2,432,612

		13,676,934

Metals & Mining (0.1%)
BHP Billiton Ltd. (ADR)^	38,660	1,464,441

Total Materials		15,141,375

Telecommunication Services (3.2%)
Diversified Telecommunication Services (1.9%)
Global Crossing Ltd.*^	53,520	1,097,160
Level 3 Communications, Inc.*^	5,644,266	$30,196,823
NeuStar, Inc., Class A*	516,556	14,334,429

		45,628,412

Wireless Telecommunication Services (1.3%)
America Movil S.A. de C.V. (ADR)	182,140	7,170,852
American Tower Corp., Class A*	395,322	14,429,253
Rogers Communications, Inc., Class B	53,800	2,951,248
Sprint Nextel Corp.	371,100	6,364,365

		30,915,718

Total Telecommunication Services		76,544,130

Utilities (0.1%)
Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	56,000	1,141,840

Total Utilities		1,141,840

Total Common Stocks (97.3%) (Cost $2,228,671,349)		2,299,124,855

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., $4.45 expiring 10/14/09*†	48,100	—

Total Warrants (0.0%) (Cost $—)		—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.9%)
Jupiter Securization Corp. LLC
5.36%, 10/2/06 (b)(n)(p)	$5,110,000	5,108,479
New Center Asset Trust
5.40%, 10/2/06 (p)	1,856,000	1,855,443
Windmill Funding Corp.
5.35%, 10/2/06 (b)(n)(p)	14,823,000	14,818,594

Total Commercial Paper		21,782,516

Government Security (1.3%)
Federal Home Loan Bank
4.40%, 10/2/06 (o)(p)	31,500,000	31,492,299

Short-Term Investments of Cash Collateral for Securities Loaned (15.1%)
Accredited Mortgage Loan Trust, Series 06-2 A1
5.37%, 6/27/08 (l)	1,518,981	1,518,981
ASAP Funding Ltd.
5.37%, 10/10/06	5,080,708	5,080,708
5.33%, 10/19/06	10,475,571	10,475,571
Bavaria TRR Corp.
5.32%, 10/3/06	9,310,405	9,310,405
Cedar Springs Capital Co. LLC
5.29%, 10/5/06	6,998,301	6,998,301
5.30%, 10/5/06	10,491,277	10,491,277
Credit Suisse First Boston/London
5.30%, 10/2/06	17,539,484	17,539,484
Deutsche Bank/London
5.34%, 1/31/07 (l)	4,677,196	4,677,196
Fenway Funding LLC
5.33%, 10/20/06	5,848,560	5,848,560
Fifth Third Bancorp
5.31%, 10/29/07 (l)	701,579	701,579

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Fortis Bank/Brussels
5.43%, 10/2/06	$32,740,370	$32,740,370
Goldman Sachs Group, Inc.
5.39%, 10/1/07 (l)	2,572,458	2,572,458
Harris Nesbit Corp.
5.42%, 10/2/06	11,692,989	11,692,989
Hartford Life, Inc.
5.46%, 10/1/07 (l)	1,870,878	1,870,878
Legacy Capital Co. LLC
5.29%, 10/10/06	4,034,675	4,034,675
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	8,652,812	8,652,812
Lehman Brothers, Inc.
5.53%, 12/29/06 (l)	818,509	818,509
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	1,169,299	1,169,299
5.37%, 1/28/08 (l)	7,015,794	7,015,794
New York Life Insurance Co.
5.41%, 12/29/06 (l)	5,846,495	5,846,495
Nomura Securities Co., Ltd.
5.43%, 10/2/06	140,703,235	140,703,235
Norinchukin Bank/London
5.35%, 10/2/06	21,047,381	21,047,381
5.29%, 10/10/06	11,692,989	11,692,989
Scaldis Capital LLC
5.29%, 10/27/06	11,641,638	11,641,638
Sumitomo Mitsui Banking Corp. N.Y.
5.32%, 11/1/06	11,692,989	11,692,989
Thames Asset Global Securitization, Inc.
5.29%, 10/10/06	4,229,875	4,229,875
Three Pillars Funding Corp.
5.29%, 10/20/06	5,151,657	5,151,657

Total Short-Term Investments of Cash Collateral for Securities Loaned		355,216,105

Time Deposits (1.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06	23,260,771	23,260,771

Total Short-Term Investments (18.3%) (Cost/Amortized Cost $431,758,785)		$431,751,691

Total Investments (115.6%) (Cost/Amortized Cost $2,660,430,134)		2,730,876,546
Other Assets Less Liabilities (-15.6%)		(368,195,346)

Net Assets (100%)		$2,362,681,200

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $512,042 or 0.02% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(m)	Regulation S is an exmption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,708,997,955
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,700,570,488

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$240,027,187
Aggregate gross unrealized depreciation	(197,547,957)

Net unrealized appreciation	$42,479,230

Federal income tax cost of investments	$2,688,397,316

At September 30, 2006, the Portfolio had loaned securities with a total value of $348,315,447. This was secured by collateral of $355,216,105 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $66,238 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $765,126,682, of which $180,683,754 expires in the year 2009, $517,239,587 expires in the year 2010, and $67,203,341 expires in the year 2011.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (22.7%)
Asset-Backed Securities (10.4%)
ACE Securities Corp., Series 06-HE1 A2A
5.410%, 2/25/36 (l)	$5,018,373	$5,019,558
Series 06-HE3 A2A
5.380%, 6/25/36 (l)	8,995,870	8,995,893
Ameriquest Mortgage Securities, Inc., Series 04-R11 A1
5.627%, 12/25/34 (l)	8,387,177	8,410,618
Amortizing Residential Collateral Trust, Series 02-BC3M A
5.600%, 6/25/32 (l)	59,989	59,996
Series 02-BC4 A
5.620%, 7/25/32 (l)	8,882	8,890
Bear Stearns Asset Backed Securities, Inc., Series 02-2 A1
5.660%, 10/25/32 (l)	24,724	24,749
Series 03-2 A2
5.780%, 3/25/43 (l)	123,883	124,156
Series 06-HE1 1A1
5.420%, 12/25/35 (l)	5,284,565	5,285,605
Capital Auto Receivables Asset Trust, Series 04-2 A2
3.350%, 2/15/08	6,124,658	6,091,967
Carrington Mortgage Loan Trust, Series 06-RFC1 A1
5.370%, 5/25/36 (l)	6,781,635	6,782,131
Cendant Mortgage Corp., Series 03-A A1
6.000%, 7/25/43 § (l)	206,555	206,266
Chase Issuance Trust, Series 04-A9 A9
3.220%, 6/15/10	6,025,000	5,905,568
Chase Manhattan Auto Owner Trust, Series 05-A A3
3.870%, 6/15/09	8,800,000	8,689,984
Series 06-A A2
5.370%, 1/15/09	8,000,000	8,004,115
Citibank Credit Card Issuance Trust, Series 03-A6 A6
2.900%, 5/17/10	2,475,000	2,390,623
Series 04-A1 A1
2.550%, 1/20/09	4,650,000	4,611,738
Series 04-A4 A4
3.200%, 8/24/09	7,200,000	7,069,491
Series 06-A2 A2
4.850%, 2/10/11	7,725,000	7,687,593
Countrywide Asset-Backed Certificates, Series 06-6 2A1
5.400%, 9/25/36 (l)	6,188,083	6,188,487
Series 06-19 2A1
5.384%, 7/25/36 (l)	11,050,000	11,050,000
CS First Boston Mortgage Securities Corp., Series 01-HE17 A1
5.640%, 1/25/32 (l)	40,884	40,904
Daimler Chrysler Auto Trust, Series 06-B A3
5.330%, 8/8/10	8,000,000	8,033,453
Discover Card Master Trust I, Series 00-4 A
5.540%, 11/17/09 (l)	9,825,000	9,838,472
Fieldstone Mortgage Investment Corp., Series 06-1 A1
5.410%, 5/25/36 (l)	6,473,345	6,474,211
First Franklin Mortgage Loan Asset Backed Certificates, Series 03-FF5 A2
6.052%, 3/25/34 (l)	$12,422	$12,378
Series 05-FF8 A2A
5.440%, 9/25/35 (l)	4,622,821	4,623,396
Series 06-FF4 A1
5.400%, 3/25/36 (l)	6,163,873	6,165,478
Ford Credit Auto Owner Trust, Series 04-A A3
2.930%, 3/15/08	5,999,150	5,959,317
Series 05-B A3
4.170%, 1/15/09	6,615,243	6,573,644
Series 05-C A3
4.300%, 8/15/09	7,525,000	7,446,355
Series 06-B A3
5.260%, 10/15/10	12,250,000	12,284,445
GSAA Home Equity Trust, Series 06-5 2A1
5.400%, 3/25/36 (l)	6,427,501	6,419,708
GSAMP Trust, Series 02-NC1 A2
5.650%, 7/25/32 (l)	4,114	4,170
Home Equity Asset Trust, Series 02-1 A4
5.630%, 11/25/32 (l)	1,540	1,540
Honda Auto Receivables Owner Trust, Series 05-6 A3
4.850%, 10/19/09	7,375,000	7,347,541
JP Morgan Mortgage Acquisition Corp., Series 06-FRE2 A2
5.400%, 2/25/36 (l)	3,199,658	3,199,658
MBNA Credit Card Master Note Trust, Series 03-A6 A6
2.750%, 10/15/10	2,250,000	2,169,172
Series 03-A7 A7
2.650%, 11/15/10	6,150,000	5,909,672
Series 04-A4 A4
2.700%, 9/15/09	4,950,000	4,883,802
MBNA Master Credit Card Trust, Series 96-M A
5.535%, 4/15/09 (l)	7,055,000	7,056,510
Morgan Stanley Dean Witter Capital I, Series 02-HE1 A2
5.660%, 7/25/32 (l)	4,383	4,428
Nissan Auto Receivables Owner Trust, Series 06-B A3
5.160%, 2/15/10	10,225,000	10,225,137

Renaissance Home Equity Loan Trust, Series 03-2A
5.770%, 8/25/33 (l)	61,567	61,735
Series 03-3A
5.830%, 12/25/33 (l)	323,183	325,894
Residential Asset Mortgage Products, Inc., Series 05-EFC4 A1
5.440%, 9/25/35 (l)	3,596,274	3,596,853
Series 05-RZ4 A1
5.450%, 11/25/35 (l)	5,642,056	5,643,053
Series 06-RS2 A1
5.410%, 3/25/36 (l)	5,416,840	5,418,096
Salomon Brothers Mortgage Securities VII, Series 02-CIT1 A
5.630%, 3/25/32 (l)	139,622	139,975
Saxon Asset Securities Trust, Series 02-1 AV2
5.600%, 1/25/32 (l)	30,155	30,174

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SLM Student Loan Trust, Series 06-3 A1
5.465%, 1/25/13 (l)	$6,763,270	$6,763,676
Series 06-8 A1
5.370%, 4/25/12 (l)	10,350,000	10,350,000
Soundview Home Equity Loan Trust, Series 06-2 A1
5.400%, 3/25/36 (l)	4,509,929	4,510,691
Structured Asset Investment Loan Trust, Series 06-1 A1
5.410%, 1/25/36 (l)	6,237,785	6,238,894
Structured Asset Securities Corp., Series 02-HF1 A
5.620%, 1/25/33 (l)	99,101	99,728
Series 03-AL2 A
3.357%, 1/25/31 §	951,404	888,568
USAA Auto Owner Trust, Series 04-3 A3
3.160%, 2/17/09	5,191,457	5,144,826
Wells Fargo Home Equity Trust, Series 05-2 AII2
5.570%, 10/25/35 (l)	1,384,000	1,387,244

		267,880,226

Non-Agency CMO (12.3%)
Banc of America Alternative Loan Trust, Series 04-5 4A1
5.000%, 6/25/19	1,736,148	1,721,861
Series 04-6 4A1
5.000%, 7/25/19	1,694,254	1,672,274
Banc of America Commercial Mortgage, Inc., Series 00-1 A2A
7.333%, 11/15/31	6,310,000	6,654,565
Series 01-1 A2
6.503%, 4/15/36	4,603,946	4,798,872
Series 02-PB2 A2
5.676%, 6/11/35	10,375,585	10,396,256
Series 02-PB2 A4
6.186%, 6/11/35	5,320,000	5,551,787
Banc of America Funding Corp., Series 06-A 1A1
4.620%, 2/20/36 (l)	2,333,110	2,297,165
Banc of America Mortgage Securities, Series 02-K 2A1
5.405%, 10/20/32 (l)	69,824	70,001
Bear Stearns Adjustable Rate Mortgage Trust, Series 02-2 IIIA
6.784%, 6/25/31 (l)	2,684	2,705
Series 05-10 A2
4.750%, 10/25/35 (l)	2,500,000	2,442,543
Bear Stearns Alt-A Trust, Series 06-6 31A1
5.840%, 11/25/36 † (l)	5,900,000	5,870,039
Series 06-6 32A1
5.840%, 11/25/36 † (l)	6,200,000	6,204,844
Bear Stearns Commercial Mortgage Securities, Series 00-WF2 A2
7.320%, 10/15/32	2,890,000	3,090,410
Series 03-T12 A4
4.680%, 8/13/39	6,825,000	6,604,210
Chase Commercial Mortgage Securities Corp., Series 99-2 A2
7.198%, 1/15/32	530,000	557,535
Series 00-1 A2
7.757%, 4/15/32^	705,620	751,616
Series 00-3 A2
7.319%, 10/15/32	2,255,000	2,405,396
Citigroup Commercial Mortgage Trust, Series 05-EMG A2
4.221%, 9/20/51 §	$5,700,000	$5,565,802
Citigroup Mortgage Loan Trust, Inc., Series 06-AR1 1A1
4.900%, 10/25/35 (l)	9,989,083	9,867,687
Commercial Mortgage Acceptance Corp., Series 98-C2 A2
6.030%, 9/15/30	3,135,727	3,156,797
Commercial Mortgage Pass-Through Certificates, Series 00-C1 A2
7.416%, 8/15/33	6,190,000	6,542,120
Countrywide Alternative Loan Trust, Series 03-J3 2A1
6.250%, 12/25/33	398,466	397,573
Countrywide Asset-Backed Certificates, Series 05-IM2 A1
5.434%, 1/25/35 (l)	1,831,899	1,832,090
Countrywide Home Loan Mortgage Pass Through Trust, Series 03-R4 1A3
6.000%, 11/25/26 §	1,294,975	1,287,053
Series 03-R4 2A
6.500%, 1/25/34 §	393,038	401,047
Credit Suisse Mortgage Capital Certificates, Series 06-3 1A1A
5.420%, 4/25/36 (l)	5,437,575	5,439,090
CS First Boston Mortgage Securities Corp., Series 98-C1 A1B
6.480%, 5/17/40	7,170,174	7,286,180
Series 98-C2 A2
6.300%, 11/15/30	1,097,666	1,117,837
Series 02-CKS4 A2
5.183%, 11/15/36	7,435,000	7,426,480
Series 02-CP3 A3
5.603%, 7/15/35	7,210,000	7,339,978
Series 02-CP5 A2
4.940%, 12/15/35	6,905,000	6,786,438
Series 02-P1A A
5.351%, 3/25/32 † § (l)	58,308	58,326
Series 02-P2A A2
5.660%, 3/25/32 † § (l)	70,940	71,018
Series 02-P3A A1
5.880%, 8/25/33 † § (l)	112,245	112,252
Series 03-C3 A5
3.936%, 5/15/38	7,430,000	6,894,814
Series 05-C2 A4
4.832%, 4/15/37^	4,760,000	4,594,262
DLJ Commercial Mortgage Corp., Series 98-CF1 A1B
6.410%, 2/18/31	2,992,762	3,021,977
Series 99-CG1 A1B
6.460%, 3/10/32	275,000	282,021
Series 99-CG2 A1B
7.300%, 6/10/32	3,770,000	3,944,534
Series 00-CKP1 A1B
7.180%, 11/10/33	6,602,275	7,006,843
First Horizon Alternative Mortgage Securities, Series 06-FA2 1A5
6.000%, 5/25/36	9,600,000	9,698,877
First Republic Mortgage Loan Trust, Series 01-FRB1 A
5.680%, 11/15/31 (l)	886,949	892,905
First Union National Bank Commercial Mortgage, Series 01-C4 A2
6.223%, 12/12/33	6,520,000	6,797,485

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
GE Capital Commercial Mortgage Corp., Series 02-3A A1
4.229%, 12/10/37	$2,236,366	$2,191,273
GMAC Commercial Mortgage Securities, Inc., Series 99-C2 A2
6.945%, 9/15/33^	323,725	335,857
Series 99-C3 A2
7.179%, 8/15/36	2,913,124	3,037,682
Series 00-C1 A2
7.724%, 3/15/33	3,900,000	4,165,350
Series 00-C2 A2
7.455%, 8/16/33	3,270,522	3,485,638
Series 00-C3 A2
6.957%, 9/15/35	5,125,000	5,441,060
Series 02-C3 A2
4.930%, 7/10/39	6,925,000	6,824,274
Greenwich Capital Commercial Funding Corp., Series 04-GG1 A4
4.755%, 6/10/36	1,205,000	1,191,518
GS Mortgage Securities Corp. II, Series 98-C1 A3
6.135%, 10/18/30	5,693,536	5,759,381
GSR Mortgage Loan Trust, Series 04-9 4A1
4.058%, 8/25/34 (l)	7,002,905	6,842,675
Series 05-AR6 2A1
4.540%, 9/25/35 (l)	2,631,214	2,594,776
Heller Financial Commercial Mortgage Asset Trust, Series 99-PH1 A2
6.847%, 5/15/31	458,943	471,997
Homebanc Mortgage Trust, Series 05-4 A1
5.600%, 10/25/35 (l)	3,928,441	3,934,104
Impac CMB Trust, Series 03-8 2A1
6.230%, 10/25/33 (l)	349,837	350,039
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1 A3
5.857%, 10/12/35	5,340,000	5,482,257
Series 01-CIB2 A3
6.429%, 4/15/35	1,295,000	1,358,086
Series 01-CIBC A3
6.260%, 3/15/33	5,260,000	5,449,745
LB Commercial Conduit Mortgage Trust, Series 98-C4 A1B
6.210%, 10/15/35	1,401,779	1,423,697
LB-UBS Commercial Mortgage Trust, Series 03-C7 A2
4.064%, 9/15/27 (l)	1,730,000	1,685,658
Series 06-C6 A4
5.372%, 9/15/39	6,760,000	6,769,288
MASTR Alternative Loans Trust, Series 04-4 1A1
5.500%, 5/25/34	3,150,403	3,118,180

Merrill Lynch Mortgage Investors, Inc., Series 03-A1 3A
4.910%, 12/25/32 (l)	605,944	602,176
Morgan Stanley Capital I,
Series 98-WF1 A2
6.550%, 3/15/30	1,031,656	1,039,963
Series 99-LIFE A2
7.110%, 4/15/33	6,975,000	7,296,407
Nationslink Funding Corp., Series 98-2 A2
6.476%, 8/20/30	7,110,233	7,218,896
Residential Accredit Loans, Inc., Series 03-QR19 CB1
5.750%, 10/25/33	$782,547	$780,311
Series 06-QS2 1A9
5.500%, 2/25/36	8,473,000	8,480,932
Salomon Brothers Mortgage Securities VII, Series 01-C2 A3
6.499%, 10/13/11	8,650,000	9,108,248
Sequoia Mortgage Trust, Series 03-4 2A1
5.680%, 7/20/33 (l)	446,392	449,868
Series 10 2A1
5.710%, 10/20/27 (l)	251,672	251,969
Structured Adjustable Rate Mortgage Loan Trust, Series 05-19XS 1A1
5.650%, 10/25/35 (l)	4,319,721	4,338,256
Structured Asset Mortgage Investments, Inc., Series 02-AR3 A1
5.660%, 9/19/32 (l)	121,398	121,492
Series 06-AR3 12A1
5.550%, 5/25/36 (l)	2,542,903	2,546,700
Structured Asset Securities Corp., Series 03-2
5.114%, 1/21/09 § (b)	2,564,635	2,563,833
Terra LNR Ltd., Series 06-1A A1
5.460%, 6/15/17 § (l)	5,443,483	5,443,483
TIAA Retail Commercial Trust, Series 01-C1A A4
6.680%, 6/19/31 §	9,155,000	9,491,373
Wachovia Bank Commercial Mortgage Trust, Series 05-C17 APB
5.037%, 3/15/42	5,110,000	5,046,484
Washington Mutual, Inc., Series 02-AR6 A
5.963%, 6/25/42 (l)	321,232	321,859
Series 02-AR9 1A
5.963%, 8/25/42 (l)	411,482	412,975
Series 02-AR10 A6
4.816%, 10/25/32 (l)	269,051	267,309
Series 03-R1 A1
5.600%, 12/25/27 (l)	1,763,916	1,763,234
Wells Fargo Mortgage Backed Securities Trust, Series 04-K 1A2
4.475%, 7/25/34 (l)	6,059,301	5,912,770

		314,284,638

Total Asset-Backed and Mortgage-Backed Securities		582,164,864

Consumer Discretionary (0.7%)
Automobiles (0.0%)
DaimlerChrysler N.A. Holding Corp.
4.050%, 6/4/08	200,000	195,302

Hotels, Restaurants & Leisure (0.1%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	500,000	522,632
Mandalay Resort Group, Series B
10.250%, 8/1/07^	1,100,000	1,135,750

		1,658,382

Household Durables (0.0%)
D.R. Horton, Inc.
6.120%, 1/15/14^	975,000	951,412

Media (0.5%)
BSKYB Finance UK plc
6.500%, 10/15/35 §	160,000	156,604

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13		$1,020,000	$1,163,500
Comcast Corp.
6.500%, 1/15/15		969,000	1,011,507
6.500%, 1/15/17		2,550,000	2,661,795
7.050%, 3/15/33		15,000	16,062
6.500%, 11/15/35		1,235,000	1,243,602
COX Communications, Inc.
7.125%, 10/1/12^		115,000	122,558
Historic TW, Inc.
6.625%, 5/15/29^		200,000	199,958
News America Holdings, Inc.
7.750%, 1/20/24		145,000	160,360
8.500%, 2/23/25		775,000	913,832
8.450%, 8/1/34		245,000	296,166
News America, Inc.
7.125%, 4/8/28		275,000	287,700
TCI Communications, Inc.
7.875%, 8/1/13		130,000	145,265
7.875%, 2/15/26		820,000	923,562
7.125%, 2/15/28		360,000	377,889
Time Warner Cos., Inc.
7.570%, 2/1/24		10,000	10,822
6.950%, 1/15/28^		2,910,000	2,999,500
Time Warner, Inc.
6.750%, 4/15/11		135,000	141,194
7.700%, 5/1/32		598,000	667,809
Turner Broadcasting System, Inc.
8.375%, 7/1/13		65,000	73,053

			13,572,738

Multiline Retail (0.1%)
Federated Department Stores, Inc.
6.790%, 7/15/27		610,000	613,980
May Department Stores Co.
6.650%, 7/15/24		205,000	205,185
7.875%, 3/1/30		160,000	180,808
6.700%, 7/15/34^		155,000	154,205
8.125%, 8/15/35		500,000	540,324

			1,694,502

Total Consumer Discretionary			18,072,336

Energy (0.7%)
Energy Equipment & Services (0.3%)
Halliburton Co.
5.500%, 10/15/10		1,100,000	1,106,680
7.600%, 8/15/96		525,000	606,996
Transocean, Inc.
5.591%, 9/5/08 (l)		6,200,000	6,200,099

			7,913,775

Oil, Gas & Consumable Fuels (0.4%)
Anadarko Petroleum Corp.
6.450%, 9/15/36		3,600,000	3,677,145
ConocoPhillips
5.510%, 4/11/07 (l)		2,700,000	2,700,289
7.000%, 3/30/29		30,000	34,408
El Paso Corp.
7.625%, 8/16/07		900,000	911,250
EnCana Holdings Finance Corp.
5.800%, 5/1/14		400,000	403,072
Enterprise Products Operating LP
4.000%, 10/15/07		575,000	566,256
Tosco Corp.
7.250%, 1/1/07		400,000	401,337

			8,693,757

Total Energy			16,607,532

Financials (11.0%)
Capital Markets (1.1%)
Goldman Sachs Group, Inc.
5.668%, 6/28/10 (l)		$10,000,000	$10,050,180
Lehman Brothers Holdings, Inc.
5.750%, 7/18/11^		2,375,000	2,419,282
Morgan Stanley
5.440%, 3/7/08 (l)		8,575,000	8,581,843
5.050%, 1/21/11^		2,315,000	2,293,987
6.750%, 4/15/11		800,000	845,789
5.625%, 1/9/12		2,850,000	2,886,927
5.300%, 3/1/13		300,000	299,538

			27,377,546

Commercial Banks (4.6%)
Asahi Financial Co.
5.618%, 3/27/49 †		1,000,000	1,012,501
Bank of New York
3.800%, 2/1/08		1,200,000	1,178,503
Bank One N.A./Illinois
3.700%, 1/15/08 (a)		1,250,000	1,225,854
Bank One NA/Texas
6.250%, 2/15/08		1,000,000	1,012,260
BankBoston N.A.
6.375%, 4/15/08 (a)		625,000	635,798
Barclays Bank plc/New York
5.400%, 3/13/09 (l)		14,025,000	14,026,178
Charter One Bank N.A.
5.540%, 4/24/09 (l)		5,600,000	5,602,380
Depfa ACS Bank
3.625%, 10/29/08^		2,000,000	1,947,010
Eksportfinans A/S
3.375%, 1/15/08		4,070,000	3,979,687
HBOS plc
3.125%, 1/12/07 §		950,000	944,030
HBOS Treasury Services plc
3.600%, 8/15/07 §		780,000	768,530
3.500%, 11/30/07 §		1,285,000	1,260,237
5.547%, 7/17/09 § (l)		2,600,000	2,600,507
HSBC Bank USA N.A.
3.870%, 6/7/07		6,725,000	6,657,394
HSBC Capital Funding LP
4.610%, 12/31/49 § (l)		550,000	509,853
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 9/15/10		3,950,000	3,857,384
National Australia Bank Ltd.
5.430%, 9/14/09 § (b) (l)		6,200,000	6,198,915
National City Bank/Indiana
3.300%, 5/15/07		500,000	493,031
National Westminster Bank plc/ United Kingdom
7.375%, 10/1/09		725,000	771,970
NRW Bank
0.050%, 3/20/07	JPY	1,969,000,000	16,654,506
PNC Financial Services
8.625%, 12/31/26 §		$2,000,000	2,097,480
Rabobank Capital Funding II
5.260%, 12/29/49 § (l)		780,000	763,358
Rabobank Nederland
5.370%, 4/6/09 § (l)		15,950,000	15,951,723
Royal Bank of Scotland plc
5.520%, 4/11/08 § (l)		2,700,000	2,701,485
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49 § (l)		300,000	291,966
Suntrust Bank
4.415%, 6/15/09		980,000	961,381
SunTrust Banks, Inc.
3.625%, 10/15/07^		845,000	830,528

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 10/15/08	$895,000	$874,663
U.S. Bancorp
3.950%, 8/23/07	100,000	98,831
U.S. Bank N.A.
2.870%, 2/1/07	555,000	550,149
2.400%, 3/12/07	825,000	813,383
4.400%, 8/15/08	2,270,000	2,244,646
Wachovia Bank N.A.
4.375%, 8/15/08	270,000	266,207
5.429%, 3/23/09 (l)	13,825,000	13,822,028
Wachovia Corp.
6.300%, 4/15/08 (l)	1,165,000	1,182,414
Wells Fargo & Co.
4.200%, 1/15/10	1,950,000	1,894,458
4.625%, 8/9/10	2,390,000	2,352,546
4.875%, 1/12/11^	460,000	455,630

		119,489,404

Consumer Finance (0.8%)
Ford Motor Credit Co.
7.875%, 6/15/10	3,400,000	3,311,185
GMAC LLC
6.407%, 1/16/07 (l)	6,250,000	6,244,988
6.243%, 3/20/07 (l)	1,130,000	1,126,185
HSBC Finance Corp.
5.531%, 12/5/08^ (l)	2,500,000	2,506,910
6.450%, 2/1/09	65,000	66,654
4.750%, 5/15/09	450,000	445,921
SLM Corp.
5.625%, 7/27/09 (l)	5,900,000	5,905,499

		19,607,342

Diversified Financial Services (4.2%)
Associates Corp. of North America
6.250%, 11/1/08 (a)	650,000	663,090
6.875%, 11/15/08	4,100,000	4,236,571
Bank of America Corp.
4.750%, 10/15/06^	2,761,000	2,760,149
6.250%, 4/1/08	425,000	431,137
5.576%, 2/17/09 (l)	9,055,000	9,083,813
5.399%, 3/24/09 (l)	8,275,000	8,280,801
Belvoir Land LLC
5.270%, 12/15/47 §	825,000	773,306
Caterpillar Financial Services Corp.
5.454%, 8/11/09 (l)	6,100,000	6,097,487
CIT Group, Inc.
5.608%, 5/23/08 (l)	5,900,000	5,918,066
Citigroup Global Markets Holdings, Inc.
5.490%, 3/17/09 (l)	9,800,000	9,808,301
Citigroup, Inc.
3.500%, 2/1/08	2,615,000	2,559,104
3.625%, 2/9/09	980,000	948,434
6.200%, 3/15/09	905,000	927,497
4.125%, 2/22/10	6,580,000	6,382,626
4.625%, 8/3/10	485,000	476,610
6.125%, 8/25/36	1,600,000	1,645,594
General Electric Capital Corp.
3.450%, 7/16/07	700,000	690,517
5.550%, 1/15/08 (l)	13,175,000	13,187,187
5.490%, 6/15/09 (l)	5,100,000	5,111,393
4.125%, 9/1/09	1,055,000	1,029,080
5.506%, 5/10/10 (l)	3,700,000	3,700,237
5.000%, 11/15/11	12,270,000	12,173,840
Irwin Land LLC
5.030%, 12/15/25 §	725,000	676,019
5.300%, 12/15/35	1,195,000	1,116,919
JPMorgan Chase & Co.
4.000%, 2/1/08	740,000	727,908
6.375%, 2/15/08	$775,000	$785,657
MassMutual Global Funding II
2.550%, 7/15/08 §	850,000	811,196
Nationwide Building Society
2.625%, 1/30/07 §	375,000	371,720
3.500%, 7/31/07 §	1,975,000	1,945,742
4.250%, 2/1/10 §	295,000	286,148
New York Life Global Funding
3.875%, 1/15/09 §	775,000	753,100
Pemex Finance Ltd.
9.030%, 2/15/11 (a)	100,000	107,311
Pricoa Global Funding I
4.350%, 6/15/08 §	1,275,000	1,254,281
Racers, Series 97-R-8-3
5.705%, 8/15/07 † § (b) (l)	800,000	798,858
TIAA Global Markets, Inc.
3.875%, 1/22/08 §	615,000	604,671
UFJ Finance Aruba AEC
6.750%, 7/15/13	310,000	331,764
USAA Capital Corp.
4.000%, 12/10/07 §	975,000	957,717

		108,413,851

Insurance (0.2%)
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07	2,140,000	2,111,660
4.125%, 1/15/10	85,000	82,580
4.750%, 5/15/12	760,000	743,448
Metropolitan Life Global Funding I
4.750%, 6/20/07 §	200,000	199,149
Monumental Global Funding III
5.200%, 1/30/07 §	1,175,000	1,174,107

		4,310,944

Real Estate Investment Trusts (REIT) (0.1%)
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11 (a)	270,000	284,312
Host Marriott LP (REIT)
9.250%, 10/1/07	1,300,000	1,340,625
Rouse Co. (REIT)
3.625%, 3/15/09	1,160,000	1,095,182

		2,720,119

Real Estate Management & Development (0.0%)
ERP Operating LP
6.625%, 3/15/12^	445,000	470,941

Total Financials		282,390,147

Government Securities (59.4%)
Agency CMO (6.2%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13	4,577,199	4,529,907
4.500%, 2/15/15	4,525,605	4,471,007
4.500%, 1/15/16	4,810,249	4,733,198
5.000%, 6/15/16	2,469,382	2,461,413
5.000%, 11/15/17	2,660,000	2,611,295
5.000%, 12/15/19	4,921,863	4,899,984
4.500%, 10/15/23	5,300,000	5,224,488
5.500%, 2/15/26	5,408,613	5,422,633
5.500%, 4/15/26	7,661,283	7,675,879
5.500%, 2/15/27	8,959,068	8,978,118
5.500%, 5/15/29	24,314,441	24,288,313
5.680%, 12/15/29 (l)	31,540	31,693
5.500%, 1/15/31	3,393,780	3,403,988
5.500%, 7/15/33	178,824	179,331
5.500%, 10/15/33	2,826,200	2,836,386
5.500%, 4/15/35	5,366,077	5,388,641
5.500%, 6/15/35	3,638,565	3,652,078
5.000%, 8/1/35 IO	8,262,723	2,014,039

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 8/1/35 IO		$9,853,887	$2,390,948
5.500%, 2/1/36 IO		10,932,438	2,756,123
6.500%, 7/25/43		992,513	1,014,374
Federal National Mortgage Association
4.500%, 2/25/17		2,832,361	2,773,979
4.500%, 3/25/17		1,619,769	1,585,938
3.500%, 4/25/17		314,579	312,432
5.000%, 3/25/18		1,190,000	1,159,228
5.500%, 9/25/24		10,935,663	10,930,925
5.500%, 5/25/27		6,669,576	6,675,421
5.500%, 9/25/27		7,326,650	7,331,990
6.000%, 8/25/28		2,757,778	2,770,172
5.500%, 2/25/29		7,449,238	7,459,387
5.310%, 8/25/33		2,900,000	2,875,010
5.500%, 12/25/33		4,452,266	4,446,866
5.500%, 1/25/34		3,602,872	3,598,635
5.500%, 7/1/34		366,779	362,047
6.500%, 7/25/34		2,601,977	2,663,798
5.500%, 2/25/35		3,219,334	3,230,140
5.500%, 8/25/35		1,038,335	1,039,823
Government National Mortgage Association
6.500%, 6/20/32		197,573	204,197

			158,383,824

Foreign Governments (1.2%)
Export-Import Bank of China
5.250%, 7/29/14 §		3,700,000	3,657,028
Federative Republic of Brazil
7.125%, 1/20/37		100,000	102,100
11.000%, 8/17/40		3,800,000	4,944,940
Israel Government AID Bond
5.500%, 4/26/24		1,950,000	2,031,407
5.500%, 9/18/33		1,945,000	2,035,987
Republic of Chile
5.500%, 1/15/13		1,000,000	1,006,000
Republic of Croatia
6.375%, 7/31/10 (l)		823,636	828,166
Republic of Italy
0.375%, 10/10/06	JPY	148,000,000	1,253,595
3.800%, 3/27/08		364,000,000	3,225,389
Republic of Panama
9.625%, 2/8/11		$350,000	400,488
Republic of Peru
9.125%, 1/15/08		400,000	418,000
Republic of South Africa
7.375%, 4/25/12		60,000	65,193
6.500%, 6/2/14^		1,480,000	1,554,000
Russian Federation
5.000%, 3/31/30 (m) (e)		2,850,000	3,180,885
Swedish Export Credit AB
2.875%, 1/26/07^		850,000	843,821
United Mexican States
6.200%, 1/13/09 (l)		950,000	959,975
10.375%, 2/17/09		1,352,000	1,508,900
6.625%, 3/3/15		1,465,000	1,556,562
8.000%, 9/24/22^		1,175,000	1,407,062
11.500%, 5/15/26		55,000	87,093
8.300%, 8/15/31		265,000	330,455
7.500%, 4/8/33		390,000	449,865

			31,846,911

Municipal Bonds (0.2%)
City of Chicago, Illinois
6.245%, 1/1/14 § (l)		200,000	206,672
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39		730,000	823,973
7.900%, 6/1/42		230,000	281,674
Los Gatos, California Union School District
5.000%, 8/1/30		$160,000	$167,421
New York City Municipal Water Finance Authority
6.270%, 6/15/34 § (l)		100,000	109,998
Tobacco Settlement Financing Corp./ New Jersey
6.000%, 6/1/37		250,000	266,292
6.750%, 6/1/39		795,000	890,050
6.250%, 6/1/43		1,930,000	2,105,997

			4,852,077

U.S. Government Agencies (45.4%)
Federal Farm Credit Bank
4.100%, 6/16/11		200,000	192,209
Federal Home Loan Bank
2.850%, 6/26/08		2,000,000	1,926,592
4.010%, 9/17/08		3,000,000	2,943,150
4.000%, 1/16/09 (e)		1,800,000	1,760,677
3.000%, 4/20/09 (e)		1,800,000	1,757,806
4.120%, 11/9/09		600,000	584,644
4.125%, 1/5/10		500,000	486,631
4.500%, 6/22/10		10,900,000	10,732,707
4.500%, 6/12/13		3,700,000	3,562,049
4.625%, 9/11/20		32,800,000	31,168,167
Federal Home Loan Mortgage Corp.
6.875%, 7/15/08		9,543	9,681
4.000%, 10/7/09		2,000,000	1,940,324
4.000%, 6/1/10		1,218,606	1,173,715
4.625%, 5/28/13		850,000	821,906
6.000%, 1/1/14		38,630	38,956
5.500%, 2/1/14		407,085	408,790
6.000%, 7/1/14		21,807	22,022
6.000%, 2/1/17		783,100	794,406
6.000%, 3/1/17		6,637	6,732
6.500%, 3/1/17		97,377	99,450
6.000%, 4/1/17		724,706	735,171
6.000%, 5/1/17		4,594	4,660
6.000%, 7/1/17		101,300	102,760
6.000%, 8/1/17		133,412	135,339
5.500%, 11/1/17		148,939	149,229
4.500%, 4/1/19		317,257	306,088
4.000%, 5/1/19		37,209	35,165
4.500%, 5/1/19		1,875,836	1,809,796
4.500%, 6/1/19		655,973	633,265
4.500%, 8/1/19		72,245	69,701
4.500%, 11/1/19		1,626,419	1,569,160
4.500%, 2/1/20		24,872	23,969
4.500%, 5/1/20		123,135	118,665
4.500%, 8/1/20		3,697,508	3,567,336
4.000%, 9/1/20		94,023	88,635
5.000%, 10/1/20		6,873,541	6,754,560
5.500%, 3/1/23		79,166	78,868
6.500%, 4/1/31		1,428	1,461
5.500%, 11/1/31		1,562,272	1,547,313
5.716%, 11/1/31 (l)		70,385	71,329
5.500%, 11/1/32		818,803	810,963
5.500%, 1/1/33		129,170	127,834
5.500%, 2/1/33		808,201	799,837
5.500%, 3/1/33		52,913	52,332
5.500%, 4/1/33		74,885	74,062
5.500%, 5/1/33		25,777	25,494
5.500%, 10/1/33		81,382	80,488
5.000%, 4/1/34		4,432,476	4,271,322
4.777%, 1/1/35 (l)		6,058,087	5,916,460
5.500%, 10/1/35		897,054	885,099
5.362%, 4/1/36 (l)		5,876,171	5,879,328
5.540%, 4/1/36 (l)		9,292,361	9,289,538

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 5/1/36	$691,877	$665,447
4.500%, 10/15/21 TBA	4,700,000	4,526,687
5.500%, 10/15/36 TBA	80,000,000	78,875,040
6.000%, 10/15/36 TBA	4,300,000	4,321,500
Federal National Mortgage Association
4.000%, 10/16/06	7,200,000	7,195,358
2.710%, 1/30/07	12,775,000	12,667,383
2.350%, 4/5/07	6,220,000	6,128,939
3.740%, 2/24/09	10,600,000	10,315,793
3.125%, 3/16/09^	2,180,000	2,089,813
4.040%, 3/16/09	500,000	489,131
4.000%, 7/23/09	187,000	182,265
7.250%, 1/15/10^	8,625,000	9,231,329
5.570%, 12/15/10	16,750,000	16,721,793
4.000%, 11/28/11	4,100,000	3,915,980
4.625%, 5/1/13^	5,650,000	5,478,054
5.125%, 1/2/14^	2,575,000	2,567,857
7.000%, 4/1/15	94,831	97,723
6.000%, 2/1/16	2,803,063	2,848,711
6.000%, 3/1/16	477,638	485,416
7.000%, 4/1/16	113,343	116,326
5.500%, 2/1/17	551,325	552,550
5.500%, 6/1/17	179,882	180,282
5.500%, 8/1/17	169,933	170,310
5.500%, 10/1/17	137,000	137,304
5.500%, 12/1/17	8,881	8,900
5.000%, 1/1/18	3,789,741	3,736,732
5.500%, 1/1/18	489,576	490,664
5.000%, 3/1/18	4,630,128	4,562,355
4.500%, 4/1/18	460,636	445,806
5.500%, 4/1/18	1,077,695	1,079,562
4.500%, 5/1/18	622,279	602,421
5.000%, 6/1/18	656,667	647,055
4.500%, 10/1/18	346,873	335,705
5.000%, 10/1/18	20,998	20,691
5.500%, 10/1/18	14,930	14,956
5.500%, 11/1/18	6,106,079	6,119,639
5.000%, 12/1/18	9,381,766	9,250,539
5.000%, 1/1/19	685,847	675,808
5.500%, 3/1/19	598,270	599,369
5.000%, 5/1/19	615,481	605,809
4.000%, 6/1/19	7,738,721	7,323,965
5.000%, 6/1/19	67,581	66,500
5.500%, 7/1/19	31,536	31,591
5.000%, 12/1/19	9,578,558	9,424,539
5.500%, 6/1/20	575,951	575,897
5.500%, 10/1/20	972,534	972,443
5.500%, 1/1/21	1,075,196	1,074,709
6.000%, 1/1/21	2,277,963	2,312,918
5.500%, 2/1/21	367,971	367,804
5.000%, 3/1/21	7,203,564	7,098,123
6.000%, 4/1/21	16,760,923	17,018,120
6.556%, 1/1/28 (l)	245,760	249,796
6.500%, 2/1/31	1,402	1,433
6.500%, 8/1/31	757	774
7.000%, 8/1/31	55,691	57,388
7.000%, 3/1/32	71,069	73,146
7.000%, 4/1/32	197,052	202,971
7.000%, 5/1/32	11,663	12,004
6.500%, 6/1/32	217,793	222,599
7.000%, 7/1/32	59,386	61,140
6.500%, 8/1/32	281,003	287,313
6.500%, 9/1/32	2,527,323	2,583,089
7.000%, 10/1/32	61,423	63,264
5.500%, 11/1/32	582,522	575,887
6.500%, 11/1/32	372,412	380,629
6.500%, 12/1/32	99,532	101,728
5.500%, 1/1/33	1,183,308	1,169,830
5.500%, 2/1/33	$2,396,397	$2,368,807
5.009%, 3/1/33 (l)	274,182	275,575
5.500%, 3/1/33	240,903	238,007
5.500%, 4/1/33	2,895,485	2,860,678
5.500%, 6/1/33	33,024,259	32,628,738
5.500%, 7/1/33	143,621	141,894
5.500%, 8/1/33	155,238	153,372
5.500%, 10/1/33	1,128,546	1,114,979
6.500%, 10/1/33	8,684	8,863
5.500%, 11/1/33	1,075,685	1,062,754
5.500%, 12/1/33	465,165	459,573
5.500%, 2/1/34	12,048,301	11,902,002
6.000%, 2/1/34	4,867,571	4,900,712
5.500%, 3/1/34	7,658,263	7,559,450
5.500%, 4/1/34	15,226,538	15,043,365
5.500%, 5/1/34	16,583,186	16,373,961
5.500%, 6/1/34	17,728,139	17,499,723
5.500%, 7/1/34	15,730,856	15,529,394
5.500%, 8/1/34	845,488	835,009
6.000%, 8/1/34	3,014,269	3,034,792
5.500%, 9/1/34	20,317,753	20,055,598
7.000%, 9/1/34	86,336	88,728
5.500%, 11/1/34	46,156,537	45,560,993
5.500%, 12/1/34	440,034	434,356
5.500%, 1/1/35	61,628,245	60,833,073
5.500%, 2/1/35	57,697,471	57,004,366
5.500%, 3/1/35	20,762,779	20,468,187
6.000%, 4/1/35	16,001,501	16,119,547
5.500%, 5/1/35	577,821	570,875
5.000%, 10/1/35	607,614	584,231
5.500%, 10/1/35	1,905,478	1,878,209
5.000%, 11/1/35	11,352,783	10,915,893
5.500%, 11/1/35	2,438,106	2,403,214
5.500%, 12/1/35	9,749,571	9,623,775
5.213%, 1/1/36 (l)	4,820,586	4,809,824
5.500%, 6/1/36	37,699,053	37,142,504
5.500%, 7/1/36	497,548	490,202
6.500%, 7/1/36	5,936,244	6,045,246
6.500%, 8/1/36	6,000,001	6,110,173
6.500%, 9/1/36	4,000,000	4,073,448
6.500%, 10/1/36	1,000,000	1,018,362
6.633%, 12/1/40 (l)	275,256	280,800
4.500%, 10/25/21 TBA	7,000,000	6,752,816
5.000%, 10/25/21 TBA	29,000,000	28,492,500
5.500%, 10/25/21 TBA	27,300,000	27,282,937
5.500%, 11/25/21 TBA	36,000,000	35,966,232
5.000%, 10/25/36 TBA	28,000,000	26,906,264
6.000%, 10/25/36 TBA	23,700,000	23,803,687
6.500%, 10/25/36 TBA	200,500,000	204,134,062
Government National Mortgage Association
4.750%, 7/20/27 (l)	15,343	15,459
6.000%, 11/15/28	27,469	27,881
6.000%, 1/15/29	77,343	78,442
6.000%, 2/15/29	25,969	26,338
6.500%, 5/15/29	41,201	42,381
6.000%, 6/15/29	31,254	31,698
7.000%, 9/15/31	61,347	63,377
7.000%, 10/15/31	10,589	10,936
6.000%, 11/15/31	18,274	18,525
6.000%, 12/15/31	108,425	109,911
7.000%, 2/15/32	44,259	45,707
7.000%, 2/15/32	1,996	2,062
7.000%, 4/15/32	33,170	34,255
7.000%, 5/15/32	34,685	35,829
7.000%, 2/15/33	62,299	64,322
5.500%, 4/15/33	172,558	171,578
6.000%, 12/15/35	495,497	501,577

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Housing Urban Development
5.380%, 8/1/18	$1,660,000	$1,658,073
Resolution Funding Strip
(Zero Coupon), 7/15/18	75,000	42,164
(Zero Coupon), 10/15/18	75,000	41,603
Small Business Administration,
4.524%, 2/10/13	959,441	928,871
4.628%, 3/10/13	807,024	784,420
4.504%, 2/1/14	898,882	871,228
Small Business Administration Participation Certificates, Series 04-20A 1
4.930%, 1/1/24	833,966	821,700
Series 04-20C 1
4.340%, 3/1/24	5,187,215	4,932,786
Series 05-20B 1
4.625%, 2/1/25	453,019	436,540

		1,163,551,856

U.S. Treasuries (6.4%)
BECCS Callable
0.000%, 11/15/11 (e)	26,000,000	25,841,660
U.S. Treasury Bonds
4.500%, 2/15/36	215,000	206,014
Inflation Indexed
2.500%, 7/15/16	5,515,898	5,626,216
2.375%, 1/15/25^	7,857,886	7,984,351
2.000%, 1/15/26^	19,851,062	19,038,399
U.S. Treasury Notes
4.000%, 3/15/10^	17,800,000	17,462,085
4.500%, 11/15/10^	61,300,000	61,089,251
4.625%, 8/31/11^	585,000	585,640
5.125%, 5/15/16	600,000	622,406
4.875%, 8/15/16	12,840,000	13,082,753
Inflation Indexed
2.000%, 7/15/14	5,828,652	5,712,533
U.S. Treasury STRIPS Principal
11/15/27^ PO	23,265,000	8,421,232

		165,672,540

Total Government Securities		1,524,307,208

Health Care (0.0%)
Pharmaceuticals (0.0%)
Bristol-Myers Squibb Co.
6.875%, 8/1/97	150,000	161,078
Wyeth
5.500%, 2/15/16	800,000	799,361

Total Health Care		960,439

Industrials (0.3%)
Aerospace & Defense (0.1%)
Northrop Grumman Corp.
4.079%, 11/16/06	1,855,000	1,851,818

Airlines (0.1%)
Continental Airlines, Inc.
7.056%, 9/15/09	850,000	877,760
Delta Air Lines, Inc.
7.570%, 11/18/12 (h)	500,000	500,625
United Air Lines, Inc.
6.602%, 9/1/13	316,180	316,970

		1,695,355

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,068,786
Tyco International Group S.A.
6.375%, 10/15/11	$1,535,000	$1,609,127

		2,677,913

Total Industrials		6,225,086

Information Technology (0.2%)
Computers & Peripherals (0.1%)
Hewlett Packard Co.
5.524%, 5/22/09 (l)	1,400,000	1,401,522

Software (0.1%)
Oracle Corp.
5.250%, 1/15/16	3,120,000	3,070,292

Total Information Technology		4,471,814

Materials (0.1%)
Metals & Mining (0.0%)
Teck Cominco Ltd.
6.125%, 10/1/35	1,075,000	1,032,685

Paper & Forest Products (0.1%)
GP Canada Finance Co.
7.200%, 12/15/06 §	1,200,000	1,212,000
Koch Forest Products, Inc.
7.350%, 12/20/12 (l)	47,619	47,707
7.367%, 12/20/12 (l)	90,238	90,404
7.367%, 12/20/12 (b) (l)	95,238	95,413
7.390%, 12/20/12 (l)	761,905	763,307

		2,208,831

Total Materials		3,241,516

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.8%)
AT&T Corp.
7.300%, 11/15/11	38,000	41,188
8.000%, 11/15/31	698,000	853,134
AT&T, Inc.
4.214%, 6/5/07 §	5,000,000	4,958,600
BellSouth Corp.
5.580%, 8/15/08 (l)	3,000,000	3,000,576
Citizens Communications Co.
9.000%, 8/15/31^	65,000	69,712
Deutsche Telekom International Finance B.V.
8.250%, 6/15/30	340,000	415,375
GTE Corp.
6.940%, 4/15/28	225,000	233,035
New England Telephone & Telegraph
7.875%, 11/15/29	25,000	27,134
Qwest Communications International, Inc.
8.905%, 2/15/09 (l)	1,000,000	1,018,750
Qwest Corp.
7.625%, 6/15/15^	1,580,000	1,639,250
Sprint Capital Corp.
8.750%, 3/15/32	375,000	457,312
Telecom Italia Capital S.A.
5.250%, 10/1/15	1,575,000	1,459,404
6.000%, 9/30/34^	435,000	388,915
7.200%, 7/18/36	1,075,000	1,104,880
Telefonica Emisones S.A.U.
6.421%, 6/20/16	1,050,000	1,080,268
7.045%, 6/20/36	950,000	1,002,561
Telefonica Europe B.V.
7.750%, 9/15/10	550,000	593,774
Verizon Communications, Inc.
5.350%, 2/15/11^	600,000	601,600
7.750%, 6/15/32	425,000	487,004

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Verizon Maryland, Inc.
5.125%, 6/15/33^		$465,000	$377,111
Verizon New Jersey, Inc.
5.875%, 1/17/12		1,040,000	1,050,509

			20,860,092

Wireless Telecommunication Services (0.5%)
Vodafone Group plc
5.427%, 6/29/07 (l)		5,700,000	5,699,572
5.457%, 12/28/07 (l)		4,165,000	4,165,821
7.750%, 2/15/10		1,985,000	2,128,504

			11,993,897

Total Telecommunication Services			32,853,989

Utilities (0.6%)
Electric Utilities (0.3%)
Appalachian Power Co.
3.600%, 5/15/08		650,000	632,421
CenterPoint Energy Resources Corp.
6.150%, 5/1/16^		1,000,000	1,021,480
Dayton Power & Light Co.
5.125%, 10/1/13		900,000	884,048
Florida Power & Light Co.
4.950%, 6/1/35		875,000	778,745
Florida Power Corp.
5.900%, 3/1/33		275,000	274,398
Jersey Central Power & Light Co.
7.500%, 5/1/23		1,620,000	1,647,849
Pepco Holdings, Inc.
6.450%, 8/15/12^		2,130,000	2,204,318
Scottish Power plc
4.910%, 3/15/10		1,100,000	1,081,897

			8,525,156

Gas Utilities (0.0%)
Southern Natural Gas Co.
6.125%, 9/15/08		300,000	300,019

Multi-Utilities (0.3%)
CMS Energy Corp.
9.875%, 10/15/07^		1,030,000	1,069,913
8.900%, 7/15/08^		1,200,000	1,257,000
Consolidated Natural Gas Co.
5.000%, 3/1/14		250,000	238,326
Dominion Resources, Inc.
5.664%, 9/28/07 (l)		2,400,000	2,400,650
5.125%, 12/15/09		150,000	149,021
7.195%, 9/15/14		315,000	343,006
Energy East Corp.
6.750%, 7/15/36		950,000	994,392
Ipalco Enterprises, Inc.
8.375%, 11/14/08		190,000	195,225
PSEG Power LLC
6.950%, 6/1/12		400,000	424,269
Texas Eastern Transmission LP
5.250%, 7/15/07		120,000	119,546

			7,191,348

Total Utilities			16,016,523

Total Long-Term Debt Securities (97.0%) (Cost $2,495,320,578)			2,487,311,454

SHORT-TERM INVESTMENTS:
Commercial Paper (8.0%)
Bank of America Corp.
5.15%, 12/6/06 (p)		28,500,000	28,229,250
5.24%, 1/12/07 (p)		500,000	492,550
Citigroup Funding, Inc.
5.18%, 11/13/06 (p)		34,100,000	33,885,271
Danske Corp.
5.17%, 12/27/06 (n) (p)		31,600,000	31,205,316
Skandinaviska Enskilda Banken
5.06%, 11/15/06 (n) (p)		$33,500,000	$33,284,764
Societe Generale Northern America, Inc.
5.03%, 10/11/06 (p)		2,000,000	1,996,931
5.11%, 12/1/06 (p)		34,200,000	33,901,776
Total Capital S.A.
5.36%, 10/2/06 (b) (n) (p)		5,800,000	5,798,273
UBS Finance Delaware LLC
5.03%, 10/11/06 (p)		900,000	898,619
5.14%, 10/26/06 (p)		1,100,000	1,095,935
5.12%, 11/16/06 (p)		1,100,000	1,092,694
5.20%, 1/8/07 (p)		34,500,000	34,008,720

Total Commercial Paper			205,890,099

Government Securities (7.7%)
Belgium Kingdom
2.79%, 10/12/06 (p)	EUR	5,000,000	6,327,863
Dutch Treasury Certificates
2.81%, 10/31/06 (p)		7,000,000	8,845,845
Federal Home Loan Mortgage Corp.
5.14%, 10/2/06 (o) (p)		$95,900,000	95,872,643
5.15%, 10/3/06 (o) (p)		29,000,000	28,987,554
5.06%, 10/24/06 (o) (p)		8,200,000	8,172,415
Federal National Mortgage Association
4.91%, 11/15/06 (o) (p)		2,500,000	2,484,418
French Treasury Bills
2.98%, 11/23/06 (p)	EUR	24,100,000	30,392,738
German Treasury Bills
2.78%, 10/18/06 (p)		8,190,000	10,360,263
U.S. Treasury Bills
4.55%, 11/30/06 (a) (p)		$850,000	843,500
4.79%, 12/14/06 (p)		4,050,000	4,009,966

Total Government Securities			196,297,205

Short-Term Investments of Cash Collateral for Securities Loaned (7.1%)
Accredited Mortgage Loan Trust, Series 06-2 A1
5.37%, 6/27/08 (l)		784,431	784,431
ASAP Funding Ltd.
5.37%, 10/10/06		2,623,776	2,623,776
5.33%, 10/19/06		5,409,788	5,409,788
Bavaria TRR Corp.
5.32%, 10/3/06		4,808,074	4,808,074
Cedar Springs Capital Co. LLC
5.29%, 10/5/06		3,614,058	3,614,058
5.30%, 10/5/06		5,417,899	5,417,899
Credit Suisse First Boston/London
5.30%, 10/2/06		9,057,729	9,057,729
Deutsche Bank/London
5.34%, 1/31/07 (l)		2,415,395	2,415,395
Fenway Funding LLC
5.33%, 10/20/06		3,020,310	3,020,310
Fifth Third Bancorp
5.31%, 10/29/07 (l)		362,309	362,309
Fortis Bank/Brussels
5.43%, 10/2/06		16,907,762	16,907,762
Goldman Sachs Group, Inc.
5.39%, 10/1/07 (l)		1,328,467	1,328,467
Harris Nesbit Corp.
5.42%, 10/2/06		6,038,486	6,038,486
Hartford Life, Inc.
5.46%, 10/1/07 (l)		966,158	966,158
Legacy Capital Co. LLC
5.29%, 10/10/06		2,083,584	2,083,584
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)		4,468,480	4,468,480
Lehman Brothers, Inc.
5.53%, 12/29/06 (l)		422,694	422,694

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	$603,849	$603,849
5.37%, 1/28/08 (l)	3,623,092	3,623,092
New York Life Insurance Co.
5.41%, 12/29/06 (l)	3,019,243	3,019,243
Nomura Securities Co., Ltd.
5.43%, 10/2/06	72,661,877	72,661,877
Norinchukin Bank/London
5.35%, 10/2/06	10,869,275	10,869,275
5.29%, 10/10/06	6,038,486	6,038,486
Scaldis Capital LLC
5.29%, 10/27/06	6,011,967	6,011,967
Sumitomo Mitsui Banking Corp. N.Y.
5.32%, 11/1/06	6,038,486	6,038,486
Thames Asset Global Securitization, Inc.
5.29%, 10/10/06	2,184,389	2,184,389
Three Pillars Funding Corp.
5.29%, 10/20/06	2,660,416	2,660,416

Total Short-Term Investments of Cash Collateral for Securities Loaned		183,440,480

Time Deposit (4.6%)
JPMorgan Chase Nassau
4.78%, 10/2/06	118,389,376	118,389,376

Total Short-Term Investments (27.4%) (Cost/Amortized Cost $703,628,433)		704,017,160

	Number of Contracts (c)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
EURODollar Futures
December-2006 @ $91.75*	700	4,375
December-2006 @ $94.00*	300	1,875
March-2007 @ $92.00*	112	700
March-2007 @ $92.25*	517	3,231
September-2007 @ $91.00*	1,512	9,450
December-2007 @ $91.50*	720	4,500

Total Options Purchased (0.0%) (Cost $36,680)		24,131

Total Investments before Options Written and Securities Sold Short (124.4%) (Cost/Amortized Cost $3,198,985,691)		3,191,352,745

OPTIONS WRITTEN:
Put Option Written (-0.0%)
U.S. 10 Year Treasury Note Future
November-2006 @ $107*	(127)	(31,750)

Total Options Written (-0.0%) (Premiums Received $29,691)		(31,750)

Total Investments before Securities Sold Short (124.4%) (Cost/Amortized Cost $3,198,956,000)		3,191,320,995

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-2.1%)
Federal Home Loan Mortgage Corp.
5.00%, 10/15/21 TBA	$(2,000,000)	(1,964,376)
5.00%, 10/15/36 TBA	(5,000,000)	(4,807,810)
Federal National Mortgage Association
5.50%, 10/25/36 TBA	(49,000,000)	(48,265,000)

Total Securities Sold Short (-2.1%) (Proceeds Received $54,832,891)		$(55,037,186)

Total Investments (122.3%) (Cost/Amortized Cost $3,144,123,109)		3,136,283,809
Other Assets Less Liabilities (-22.3%)		(571,657,631)

Net Assets (100%)		$2,564,626,178

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $14,127,838 or 0.55% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $81,084,021 or 3.16% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(m)	Regulation S is an exmption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

BECCS — Bearer Corpora Conversions

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

JPY — Japanese Yen

PO — Principal only

STRIPS — Separate Trading of Registered Interest and Principal of Securities.

TBA — Security is subject to delayed delivery.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

At September 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/06	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bonds	1,360	December 2006	$149,852,746	$152,872,500	$3,019,754
U.S. 5 Year Treasury Notes	457	December 2006	47,922,406	48,220,640	298,234
U.S. 10 Year Treasury Notes	1,353	December 2006	144,889,016	146,208,562	1,319,546
EURODollar	423	September 2007	100,026,750	100,594,688	567,938
British Pound Sterling 90-Day	602	December 2007	133,128,614	133,352,342	223,728
EURODollar	1,650	December 2007	391,693,800	392,741,250	1,047,450
EURODollar	1,599	March 2008	379,706,013	380,701,913	995,900
EURODollar	1,578	June 2008	374,759,850	375,642,900	883,050
EURODollar	1,226	September 2008	291,512,150	291,757,350	245,200

					$8,600,800

Sales
U.S. 5 Year Treasury Notes	791	December 2006	$83,193,162	$83,462,859	$(269,697)
EURODollar	268	June 2007	63,589,972	63,639,950	(49,978)

					$(319,675)

					$8,281,125

At September 30, 2006 the Portfolio had outstanding forward foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Forward Foreign Currency Sell Contracts
British Pound, expiring 10/19/06	1,436	$2,731,682	$2,682,912	$48,770
European Union, expiring 10/31/06	40,924	52,071,288	51,924,508	146,780
Japanese Yen, expiring 11/15/06	1,231,254	10,569,892	10,494,693	75,199

				$270,749

Options written for the nine months ended September 30, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	180	$97,498
Options Written	497	215,875
Options Terminated in Closing Purchase Transactions	(268)	(153,377)
Options Expired	(282)	(130,305)
Options Exercised	—	—

Options Outstanding—September 30, 2006	127	$29,691

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,337,731,621
U.S. Government securities	3,101,859,841

$6,439,591,462

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,720,974,327
U.S. Government securities	3,269,698,571

$5,990,672,898

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,823,199
Aggregate gross unrealized depreciation	(21,526,751)

Net unrealized depreciation	$(8,703,552)

Federal income tax cost of investments	$3,200,056,297

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

At September 30, 2006, the Portfolio had loaned securities with a total value of $243,952,514. This was secured by collateral of $183,440,480 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $65,224,530 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $7,796,848 which expires in the year 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (1.2%)
Food & Staples Retailing (1.2%)
CVS Corp.	147,960	$4,752,475

Total Consumer Staples		4,752,475

Financials (0.2%)
Insurance (0.2%)
Universal American Financial Corp.*^	48,357	777,097

Total Financials		777,097

Health Care (94.3%)
Biotechnology (18.7%)
Alexion Pharmaceuticals, Inc.*^	22,500	764,550
Altus Pharmaceuticals, Inc.*^	14,100	225,177
Amgen, Inc.*	149,661	10,705,251
Amylin Pharmaceuticals, Inc.*^	65,500	2,886,585
Applera Corp.- Celera Genomics Group*	113,600	1,581,312
Arena Pharmaceuticals, Inc.*^	40,309	482,902
Array Biopharma, Inc.*	54,391	463,411
Biogen Idec, Inc.*	44,540	1,990,047
Celgene Corp.*	85,300	3,693,490
Cephalon, Inc.*^	42,100	2,599,675
CSL Ltd.	7,271	293,166
Cubist Pharmaceuticals, Inc.*^	29,009	630,656
CV Therapeutics, Inc.*^	82,800	922,392
Cytokinetics, Inc.*^	175,800	1,130,394
Encysive Pharmaceuticals, Inc.*^	45,900	197,370
Genentech, Inc.*	39,361	3,255,155
Genmab A/S*	19,600	815,709
Genzyme Corp.*	97,626	6,586,826
Gilead Sciences, Inc.*	197,692	13,581,441
Grifols S.A.*	42,693	432,110
Human Genome Sciences, Inc.*^	177,238	2,045,327
ICOS Corp.*^	18,300	458,598
Incyte Corp.*^	71,400	302,022
InterMune, Inc.*^	21,668	355,789
Keryx Biopharmaceuticals, Inc.*^	22,890	270,789
MannKind Corp.*^	15,921	302,499
Medarex Inc.*^	36,732	394,502
Millennium Pharmaceuticals, Inc.*	260,000	2,587,000
Myogen, Inc.*^	41,966	1,472,167
NPS Pharmaceuticals, Inc.*^	23,600	89,916
OSI Pharmaceuticals, Inc.*^	10,126	380,029
Panacos Pharmaceuticals, Inc.*^	53,053	263,143
PDL BioPharma, Inc.*^	86,539	1,661,549
Regeneron Pharmaceuticals, Inc.*^	54,600	856,674
Theravance, Inc.*^	58,718	1,587,735
United Therapeutics Corp.*^	28,812	1,513,782
Vertex Pharmaceuticals, Inc.*^	118,120	3,974,738
ZymoGenetics, Inc.*^	116,005	1,957,004

		73,710,882

Health Care Distributors (2.8%)
Cardinal Health, Inc.	72,390	4,758,918
McKesson Corp.	99,179	5,228,717
PSS World Medical, Inc.*^	57,026	1,139,950

		11,127,585

Health Care Equipment (12.7%)
Baxter International, Inc.	189,568	8,617,761
Biomet, Inc.	49,100	1,580,529
Boston Scientific Corp.*	150,300	2,222,937
Conor Medsystems, Inc.*^	13,550	319,374
Cytyc Corp.*	90,232	2,208,879
Edwards Lifesciences Corp.*	15,698	731,370
Intuitive Surgical, Inc.*^	11,990	$1,264,346
Medtronic, Inc.	180,710	8,392,172
Mentor Corp.^	51,471	2,593,624
Mindray Medical International Ltd. (ADR)*^	59,590	994,557
NxStage Medical, Inc.*^	70,862	621,460
Olympus Corp.	41,000	1,208,487
Respironics, Inc.*	46,613	1,799,728
St. Jude Medical, Inc.*	140,294	4,950,975
Stryker Corp.	45,600	2,261,304
Terumo Corp.	38,700	1,468,479
Thoratec Corp.*^	51,153	798,498
Varian Medical Systems, Inc.*	63,179	3,373,127
Volcano Corp.*	85,480	982,165
Wright Medical Group, Inc.*^	38,861	942,379
Zimmer Holdings, Inc.*	43,836	2,958,930

		50,291,081

Health Care Facilities (0.9%)
Triad Hospitals, Inc.*^	45,200	1,990,156
Universal Health Services, Inc., Class B	22,900	1,372,397

		3,362,553

Health Care Services (3.5%)
Caremark Rx, Inc.	21,900	1,241,073
DaVita, Inc.*	40,278	2,330,888
Express Scripts, Inc.*	18,702	1,411,814
HMS Holdings Corp.*^	62,065	783,260
Medco Health Solutions, Inc.*	124,702	7,495,837
Omnicare, Inc.	14,975	645,273

		13,908,145

Health Care Supplies (0.2%)
Cooper Cos., Inc.^	14,014	749,749

Health Care Technology (0.6%)
Eclipsys Corp.*^	45,018	806,272
IMS Health, Inc.	58,500	1,558,440

		2,364,712

Life Sciences Tools & Services (2.7%)
Bruker BioSciences Corp.*^	15,400	107,954
Charles River Laboratories International, Inc.*	30,602	1,328,433
Ciphergen Biosystems, Inc.*^	184,000	244,720
Dionex Corp.*^	13,203	672,561
Exelixis, Inc.*^	55,800	486,018
Fisher Scientific International, Inc.*	32,743	2,561,812
Illumina, Inc.*^	18,330	605,623
Invitrogen Corp.*	18,575	1,177,841
MDS, Inc.	46,300	794,734
Molecular Devices Corp.*	10,283	190,133
Pharmaceutical Product Development, Inc.	42,198	1,506,046
Thermo Electron Corp.*	18,085	711,283
Varian, Inc.*	10,049	460,948

		10,848,106

Managed Health Care (7.3%)
Aetna, Inc.	91,908	3,634,961
Coventry Health Care, Inc.*	25,173	1,296,913
Health Net, Inc.*	74,699	3,250,901
UnitedHealth Group, Inc.	282,000	13,874,401
WellPoint, Inc.*	88,743	6,837,648

		28,894,824

Pharmaceuticals (44.9%)
Abbott Laboratories	259,960	12,623,659
Adolor Corp.*^	51,700	717,079
Allergan, Inc.	36,149	4,070,739
Astellas Pharma, Inc.	98,800	3,974,929
AstraZeneca plc	29,600	1,845,625

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
AstraZeneca plc (ADR)	108,106	$6,756,625
AtheroGenics, Inc.*^	50,718	667,956
Barr Pharmaceuticals, Inc.*	30,100	1,563,394
BioMimetic Therapeutics, Inc.*^	85,400	667,828
Bristol-Myers Squibb Co.	321,600	8,014,272
Cardiome Pharma Corp.*^	47,049	543,416
Cypress Bioscience, Inc.*^	45,557	332,566
Daiichi Sankyo Co., Ltd.	162,000	4,596,620
Eisai Co., Ltd	123,900	5,992,199
Elan Corp. plc (ADR)*^	149,200	2,294,696
Eli Lilly & Co.	138,704	7,906,128
Endo Pharmaceuticals Holdings, Inc.*	69,692	2,268,475
Forest Laboratories, Inc.*	85,674	4,335,961
H. Lundbeck A/S	29,700	691,179
Impax Laboratories, Inc.*	63,297	415,861
Ipsen S.A.	76,420	2,991,275
Johnson & Johnson	125,399	8,143,411
Medicines Co.*^	67,734	1,528,079
Merck & Co., Inc.	195,000	8,170,500
Merck KGaA	15,596	1,652,016
MGI Pharma, Inc.*^	120,800	2,078,968
Novartis AG (ADR)	94,856	5,543,385
Novartis AG (Registered)	45,348	2,639,981
Pfizer, Inc.	552,299	15,663,201
Replidyne, Inc.	46,650	438,976
Roche Holding AG	64,660	11,148,365
Sanofi-Aventis	68,045	6,050,957
Sanofi-Aventis (ADR)	80,724	3,589,796
Schering-Plough Corp.	520,300	11,493,427
Schwarz Pharma AG	12,516	1,453,078
Sepracor, Inc.*^	19,786	958,434
Shionogi & Co., Ltd.	315,901	5,806,167
Shire plc (ADR)	60,441	2,985,181
Takeda Pharmaceutical Co., Ltd.	22,100	1,379,554
Teva Pharmaceutical Industries Ltd. (ADR)	40,700	1,387,463
UCB S.A.	37,548	2,385,330
Warner Chilcott Ltd.*	63,670	846,811
Wyeth	159,202	8,093,830
Xenoport, Inc.*^	18,709	381,102

		177,088,494

Total Health Care		372,346,131

Industrials (0.7%)
Industrial Conglomerates (0.7%)
Tyco International Ltd.	94,377	2,641,612

Total Industrials		2,641,612

Materials (0.3%)
Chemicals (0.3%)
Bayer AG	21,738	1,106,972

Total Materials		1,106,972

Total Common Stocks (96.7%) (Cost $342,275,006)		381,624,287

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (1.7%)
Federal Home Loan Bank
4.75%, 10/2/06 (o) (p)	$6,600,000	6,598,259

Short-Term Investments of Cash Collateral for Securities Loaned (10.7%)
Accredited Mortgage Loan Trust, Series 06-2 A1
5.37%, 6/27/08 (l)	181,190	181,190
ASAP Funding Ltd.
5.37%, 10/10/06	$606,048	$606,048
5.33%, 10/19/06	1,249,570	1,249,570
Bavaria TRR Corp.
5.32%, 10/3/06	1,110,584	1,110,584
Cedar Springs Capital Co. LLC
5.29%, 10/5/06	834,787	834,787
5.30%, 10/5/06	1,251,444	1,251,444
Credit Suisse First Boston/London
5.30%, 10/2/06	2,092,184	2,092,184
Deutsche Bank/London
5.34%, 1/31/07 (l)	557,916	557,916
Fenway Funding LLC
5.33%, 10/20/06	697,641	697,641
Fifth Third Bancorp
5.31%, 10/29/07 (l)	83,687	83,687
Fortis Bank/Brussels
5.43%, 10/2/06	3,905,410	3,905,410
Goldman Sachs Group, Inc.
5.39%, 10/1/07 (l)	306,854	306,854
Harris Nesbit Corp.
5.42%, 10/2/06	1,394,789	1,394,789
Hartford Life, Inc.
5.46%, 10/1/07 (l)	223,166	223,166
Legacy Capital Co. LLC
5.29%, 10/10/06	481,273	481,273
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	1,032,144	1,032,144
Lehman Brothers, Inc.
5.53%, 12/29/06 (l)	97,635	97,635
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	139,479	139,479
5.37%, 1/28/08 (l)	836,873	836,873
New York Life Insurance Co.
5.41%, 12/29/06 (l)	697,395	697,395
Nomura Securities Co., Ltd.
5.43%, 10/2/06	16,783,675	16,783,675
Norinchukin Bank/London
5.35%, 10/2/06	2,510,620	2,510,620
5.29%, 10/10/06	1,394,789	1,394,789
Scaldis Capital LLC
5.29%, 10/27/06	1,388,664	1,388,664
Sumitomo Mitsui Banking Corp. N.Y.
5.32%, 11/1/06	1,394,789	1,394,789
Thames Asset Global Securitization, Inc.
5.29%, 10/10/06	504,557	504,557
Three Pillars Funding Corp.
5.29%, 10/20/06	614,511	614,511

Total Short-Term Investments of Cash Collateral for Securities Loaned		42,371,674

Time Deposit (1.5%)
JPMorgan Chase Nassau
4.78%, 10/2/06	5,847,133	5,847,133

Total Short-Term Investments (13.9%) (Cost/Amortized Cost $ 54,817,936)		54,817,066

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Contracts (c)	Value (Note 1)
OPTIONS PURCHASED:
Call Options (0.0%)
Celgene Corp.
November-2006 @ $40.00*	853	$136,480
Conor Medsystems, Inc.
November-2006 @ $ 25.00*	168	49,560

Total Options Purchased (0.0%) (Cost $233,951)		186,040

Total Investments Before Options Written (110.6%) (Cost/Amortized Cost $ 397,326,893)		436,627,393

OPTIONS WRITTEN:
Call Options Written (-0.0%)
Celgene Corp.
October-2006 @ $40.00* (d)	(853)	(21,325)
October-2006 @ $45.00* (d)	(853)	(42,650)
Conor Medsystems, Inc.
October-2006 @ $20.00* (d)	(168)	(18,480)
Intuitive Surgical, Inc.
November-2006 @ $110.00* (d)	(119)	(85,680)
Zimmer Holdings, Inc.
November-2006 @ $70.00* (d)	(206)	(31,930)

Total Options Written (-0.0%) (Premiums Received $ 265,590)		(200,065)

Total Investments (110.6%) (Cost/Amortized Cost $ 397,061,303)		$436,427,328
Other Assets Less Liabilities (-10.6%)		(41,687,318)

Net Assets (100%)		$394,740,010

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Options written for the nine months ended September 30, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	133	$17,555
Options Written	33,826	4,484,168
Options Terminated in Closing Purchase Transactions	(26,500)	(3,932,276)
Options Expired	(5,260)	(303,857)
Options Exercised	—	—

Options Outstanding—September 30, 2006	2,199	$265,590

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$437,062,966
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$405,218,078

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,131,666
Aggregate gross unrealized depreciation	(9,513,223)

Net unrealized appreciation	$34,618,443

Federal income tax cost of investments	$402,008,950

At September 30, 2006, the Portfolio had loaned securities with a total value of $41,346,197. This was secured by collateral of $42,371,674 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (26.5%)
Auto Components (2.9%)
American Tire Distributors, Inc.
11.621%, 4/1/12 (l)	$4,300,000	$3,913,000
Arvin Capital I
9.500%, 2/1/27	2,000,000	2,030,000
ArvinMeritor, Inc.
8.750%, 3/1/12	7,260,000	6,951,450
Cooper-Standard Automotive, Inc.
7.000%, 12/15/12	3,325,000	2,867,813
Goodyear Tire & Rubber Co.
11.250%, 3/1/11	4,900,000	5,402,250
9.000%, 7/1/15	3,000,000	3,045,000
Term Loan
7.950%, 4/10/10 § (b)	4,000,000	4,021,668
Lear Corp., Term Loan
7.867%, 4/25/12 (l)	1,050,000	1,023,187
7.904%, 4/25/12 (l)	450,000	438,509
Tenneco, Inc.
8.625%, 11/15/14	5,800,000	5,727,500
Series B
10.250%, 7/15/13	6,300,000	6,835,500
TRW Automotive, Inc.
9.375%, 2/15/13	8,787,000	9,358,155
United Components, Inc.
9.375%, 6/15/13	3,000,000	2,970,000

		54,584,032

Automobiles (0.4%)
Ford Motor Co.
7.450%, 7/16/31	3,500,000	2,703,750
General Motors Corp.
7.125%, 7/15/13	1,950,000	1,713,562
8.250%, 7/15/23	3,375,000	2,923,594

		7,340,906

Distributors (1.0%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	2,000,000	1,975,000
7.875%, 3/1/15	1,700,000	1,636,250
SGS International, Inc.
12.000%, 12/15/13	6,035,000	6,095,350
VWR International, Inc.
6.875%, 4/15/12	5,440,000	5,412,800
8.000%, 4/15/14	4,000,000	4,035,000

		19,154,400

Diversified Consumer Services (0.1%)
Service Corp. International
7.375%, 10/1/14 § (b)	1,000,000	1,006,250
7.625%, 10/1/18 § (b)	950,000	955,938

		1,962,188

Hotels, Restaurants & Leisure (4.6%)
Aztar Corp.
9.000%, 8/15/11	5,000,000	5,218,750
Boyd Gaming Corp.
7.125%, 2/1/16	2,250,000	2,176,875
Choctaw Resort Development Enterprise
7.250%, 11/15/19 §	4,000,000	3,980,000
El Pollo Loco, Inc.
11.750%, 11/15/13 §	5,500,000	6,105,000
Gaylord Entertainment Co.
8.000%, 11/15/13	200,000	203,500
Herbst Gaming, Inc.
8.125%, 6/1/12	2,800,000	2,859,500
7.000%, 11/15/14	500,000	485,000
Intrawest Corp.
7.500%, 10/15/13	5,125,000	5,502,969
Mandalay Resort Group
7.625%, 7/15/13	$2,350,000	$2,320,625
MGM MIRAGE
8.375%, 2/1/11	2,175,000	2,267,546
6.750%, 4/1/13 §	1,175,000	1,154,438
6.625%, 7/15/15	6,375,000	6,120,000
Mirage Resorts, Inc.
7.250%, 8/1/17	1,000,000	977,500
Riviera Holdings Corp.
11.000%, 6/15/10	5,779,000	6,096,845
Seneca Gaming Corp.
7.250%, 5/1/12	700,000	700,000
Series B
7.250%, 5/1/12	1,850,000	1,850,000
Six Flags, Inc., Term Loan B
7.730%, 6/30/09 § (b) (l)	1,243,129	1,256,143
8.480%, 6/30/09 § (b) (l)	746,693	754,510
Station Casinos, Inc.
6.500%, 2/1/14	1,000,000	936,250
6.875%, 3/1/16	5,050,000	4,734,375
7.750%, 8/15/16	3,075,000	3,190,313
6.625%, 3/15/18	1,500,000	1,353,750
Travelport, Inc.
9.875%, 9/1/14 §	1,300,000	1,254,500
11.875%, 9/1/16 §	7,325,000	7,032,000
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 §	4,075,000	4,125,937
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.
6.625%, 12/1/14	12,400,000	12,028,000

		84,684,326

Household Durables (0.9%)
Blyth, Inc.
5.500%, 11/1/13	6,750,000	5,467,500
KB Home
7.750%, 2/1/10	2,260,000	2,260,000
9.500%, 2/15/11	3,841,000	3,937,025
5.870%, 1/15/15	1,000,000	901,935
Meritage Homes Corp.
6.250%, 3/15/15	5,000,000	4,250,000

		16,816,460

Leisure Equipment & Products (0.1%)
Eastman Kodak Co., Term B Loan
7.640%, 10/14/12 § (l)	166,667	166,683
7.750%, 10/14/12 § (l)	1,023,371	1,023,469
7.649%, 10/14/12 § (l)	461,667	461,712
7.639%, 10/18/12 § (l)	333,333	333,365

		1,985,229

Media (14.2%)
Advanstar Communications, Inc.
10.750%, 8/15/10	3,925,000	4,229,188
Allbritton Communications Co.
7.750%, 12/15/12	6,775,000	6,825,812
AMC Entertainment, Inc.
9.875%, 2/1/12	6,873,000	7,062,007
Series B
8.625%, 8/15/12	1,780,000	1,837,850

American Media Operations, Inc., Series B
10.250%, 5/1/09	4,448,000	4,147,760
Block Communications, Inc.
8.250%, 12/15/15 §	5,000,000	4,875,000
CanWest Media, Inc.
8.000%, 9/15/12	2,970,000	2,932,875
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15	$5,000,000	4,550,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13		$9,000,000	$9,056,250
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.250%, 9/15/10		3,725,000	3,799,500
Charter Communications Holdings LLC
7.755%, 4/25/13 §		3,000,000	3,011,850
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.000%, 4/30/12 §		500,000	503,750
8.375%, 4/30/14 §		3,500,000	3,556,875
Cinemark, Inc.
0.000%, 3/15/14 (e)		8,600,000	6,858,500
CMP Susquehanna Corp.
9.875%, 5/15/14 §		5,500,000	5,170,000
CSC Holdings, Inc.
7.250%, 7/15/08		5,815,000	5,873,150
7.250%, 4/15/12 §		1,500,000	1,494,375
7.875%, 2/15/18		2,575,000	2,671,563
Series B
7.625%, 4/1/11		8,750,000	8,979,687
Dex Media West LLC/Dex Media Finance Co.,
Series B
8.500%, 8/15/10		4,698,000	4,850,685
9.875%, 8/15/13		5,725,000	6,183,000
Dex Media, Inc.
0.000%, 11/15/13 (e)		9,315,000	7,847,887
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%, 3/15/13		800,000	829,000
6.375%, 6/15/15		5,500,000	5,170,000
Echostar DBS Corp.
6.375%, 10/1/11		1,725,000	1,679,719
7.000%, 10/1/13 § (b)		6,800,000	6,647,000
6.625%, 10/1/14		2,600,000	2,473,250
7.125%, 2/1/16 §		12,775,000	12,343,844
Emmis Operating Co.
6.875%, 5/15/12		13,275,000	13,258,406
Houghton Mifflin Co.
8.250%, 2/1/11		4,300,000	4,418,250
0.000%, 10/15/13 (e)		2,500,000	2,181,250
Insight Communications Co., Inc.
12.250%, 2/15/11 (e)		7,200,000	7,632,000
Intelsat Bermuda Ltd.
8.250%, 1/15/13 §		75,000	75,938
11.250%, 6/15/16 §		1,000,000	1,062,500
Intelsat Corp.
9.000%, 6/15/16 §		1,000,000	1,030,000
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15 (e)		8,000,000	5,800,000
Intelsat Subsidiary Holding Co., Ltd.
10.484%, 1/15/12 (l)		1,900,000	1,926,125
8.250%, 1/15/13		3,175,000	3,214,688
8.625%, 1/15/15		6,825,000	6,978,562
Interpublic Group of Cos., Inc.
6.250%, 11/15/14		5,375,000	4,649,375
Kabel Deutschland GmbH
10.625%, 7/1/14 §		6,000,000	6,435,000
LBI Media, Inc.
10.125%, 7/15/12		4,365,000	4,594,163
Lighthouse International Co. S.A.
8.000%, 4/30/14 § (b)	EUR	4,405,000	5,719,075
8.000%, 4/30/14 (m)		$400,000	547,236
Network Communications, Inc.
10.750%, 12/1/13 §		6,300,000	6,300,000
NTL Cable plc
9.125%, 8/15/16		$3,000,000	$3,097,500
Primedia, Inc.
8.875%, 5/15/11		1,750,000	1,710,625
8.000%, 5/15/13		700,000	635,250
R.H. Donnelley Corp., Series A-3
8.875%, 1/15/16		3,500,000	3,508,750
Rogers Cable, Inc.
6.750%, 3/15/15		2,450,000	2,474,500
8.750%, 5/1/32		1,500,000	1,770,000
Telenet Communications N.V.
9.000%, 12/15/13 §	EUR	1,867,500	2,625,877
Unity Media GmbH
10.125%, 2/15/15 §		7,500,000	9,168,100
10.375%, 2/15/15 §		$4,500,000	4,140,000
UPC Broadband Holdings B.V.
5.507%, 3/31/13 § (l)	EUR	883,333	1,116,145
5.507%, 12/31/13 § (l)		1,000,000	1,264,491
UPC Holdings B.V.
7.750%, 1/15/14 (b) (m)		425,000	516,834
8.625%, 1/15/14 (b) (m)		2,500,000	3,166,874
8.625%, 1/15/14 §		7,500,000	9,500,622
Visant Corp.
7.625%, 10/1/12		$2,065,000	2,075,325
WMG Holdings Corp.
0.000%, 12/15/14 (e)		8,626,000	6,426,370

			264,480,208

Multiline Retail (0.1%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14		2,125,000	2,066,562
Saks, Inc.
8.250%, 11/15/08		714	734

			2,067,296

Specialty Retail (0.6%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12		6,647,000	6,804,866
Group 1 Automotive, Inc.
8.250%, 8/15/13		1,700,000	1,738,250
J. Crew Operating Corp., Term Loan
7.740%, 5/15/13 (l)		1,754,386	1,752,193

			10,295,309

Textiles, Apparel & Luxury Goods (1.6%)
Perry Ellis International, Inc., Series B
8.875%, 9/15/13		6,975,000	6,870,375
Quicksilver, Inc.
6.875%, 4/15/15		5,075,000	4,808,563
Rafaella Apparel Group, Inc.
11.250%, 6/15/11 §		7,500,000	7,368,750
Samsonite Corp.
8.875%, 6/1/11		4,400,000	4,609,000
Simmons Co.
7.875%, 1/15/14		5,400,000	5,238,000

			28,894,688

Total Consumer Discretionary			492,265,042

Consumer Staples (3.4%)
Food & Staples Retailing (1.2%)
Albertson’s, Inc.
7.450%, 8/1/29		2,000,000	1,852,520
American Stores Co.
8.000%, 6/1/26		1,000,000	1,013,130
Delhaize America, Inc.
9.000%, 4/15/31		5,205,000	6,097,080
Ingles Markets, Inc.
8.875%, 12/1/11		4,723,000	4,923,727
Rite Aid Corp.
9.500%, 2/15/11		6,050,000	6,254,188

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Roundy’s, Inc., Term Loan
8.170%, 10/27/11 § (b)	$750,000	$755,312
8.290%, 11/1/11 § (b)	738,750	743,983

		21,639,940

Food Products (0.3%)
Dole Food Co., Letter of Credit
5.370%, 4/11/13 § (b) (l)	186,047	182,662
Term B Loan
5.370%, 4/11/13 § (b) (l)	186,047	182,662
7.437%, 4/11/13 § (b) (l)	204,652	200,929
9.250%, 4/11/13 § (b) (l)	25,814	25,344
Term C Loan
7.437%, 4/11/13 § (b) (l)	409,302	401,856
7.500%, 4/11/13 § (b) (l)	213,954	210,061
9.250%, 4/11/13 § (b) (l)	20,930	20,549
7.313%, 4/12/13 § (b) (l)	744,186	730,646
Pilgrim’s Pride Corp.
9.250%, 11/15/13	4,500,000	4,612,500

		6,567,209

Household Products (1.0%)
American Achievement Corp.
8.250%, 4/1/12	5,825,000	5,883,250
Prestige Brands, Inc.
9.250%, 4/15/12	7,769,000	7,807,845
Visant Holding Corp.
0.000%, 12/1/13 (e)	6,025,000	4,970,625

		18,661,720

Personal Products (0.3%)
NBTY, Inc.
7.125%, 10/1/15	5,000,000	4,837,500

Tobacco (0.6%)
Reynolds American, Inc.
7.250%, 6/1/12 § (b)	3,330,000	3,425,204
7.250%, 6/1/13 §	3,500,000	3,601,598
7.625%, 6/1/16 §	2,275,000	2,359,878
7.750%, 6/1/18 §	1,375,000	1,435,661

		10,822,341

Total Consumer Staples		62,528,710

Energy (7.5%)
Energy Equipment & Services (0.4%)
Dresser, Inc.
10.125%, 4/15/11	5,200,000	5,453,500
Dresser-Rand Group, Inc.
7.375%, 11/1/14	991,000	973,658
Hanover Equipment Trust, Series 01-B
8.750%, 9/1/11	1,790,000	1,861,600

		8,288,758

Oil, Gas & Consumable Fuels (7.1%)
AmeriGas Partners LP
7.250%, 5/20/15	5,250,000	5,230,312
AmeriGas Partners LP/ AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	7,825,000	7,707,625
Chesapeake Energy Corp.
7.500%, 9/15/13	1,900,000	1,928,500
7.000%, 8/15/14	3,375,000	3,337,031
7.750%, 1/15/15	1,500,000	1,530,000
6.625%, 1/15/16	1,000,000	965,000
6.875%, 1/15/16	3,675,000	3,592,313
Clayton Williams Energy, Inc.
7.750%, 8/1/13	2,000,000	1,800,000
Colorado Interstate Gas Co.
6.800%, 11/15/15	875,000	881,818
El Paso Corp.
7.875%, 6/15/12	$3,900,000	$4,046,250
7.375%, 12/15/12	4,000,000	4,065,000
8.050%, 10/15/30	3,500,000	3,640,000
El Paso Production Holding Co.
7.750%, 6/1/13	9,700,000	9,918,250
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	5,560,000	5,434,900
Ferrellgas LP
7.240%, 8/1/10	9,000,000	8,973,900
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.750%, 6/15/12	3,775,000	3,926,000
Holly Energy Partners LP
6.250%, 3/1/15	2,000,000	1,852,500
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	1,150,000	1,101,125
8.250%, 3/1/16	4,750,000	4,916,250
International Coal Group, Inc.
10.250%, 7/15/14 §	1,750,000	1,662,500
Newfield Exploration Co.
6.625%, 9/1/14	1,000,000	978,750
6.625%, 4/15/16	1,500,000	1,458,750
Paramount Resources Ltd.
8.500%, 1/31/13	8,000,000	8,020,000
Peabody Energy Corp., Series B
6.875%, 3/15/13	2,350,000	2,314,750
PetroHawk Energy Corp.
9.125%, 7/15/13 §	4,250,000	4,271,250
Pogo Producing Co.
7.875%, 5/1/13 §	1,000,000	1,018,750
Tennessee Gas Pipeline Co.
7.500%, 4/1/17	875,000	921,547
Valero Energy Corp.
7.800%, 6/14/10	1,000,000	1,018,750
Venoco, Inc., Bank Loan
9.750%, 4/26/11	3,000,000	3,015,000
10.000%, 4/26/11	2,250,000	2,261,250
VeraSun Energy Corp.
9.875%, 12/15/12	7,500,000	7,837,500
Williams Cos., Inc.
7.875%, 9/1/21	16,250,000	16,981,250
8.750%, 3/15/32	200,000	219,000
Series A
7.500%, 1/15/31	5,150,000	5,085,625

		131,911,446

Total Energy		140,200,204

Financials (11.3%)
Capital Markets (0.7%)
Basell AF SCA
8.375%, 8/15/15 §	5,000,000	4,962,500
E*Trade Financial Corp.
8.000%, 6/15/11	5,000,000	5,175,000
7.375%, 9/15/13	2,500,000	2,556,250

		12,693,750

Commercial Banks (0.3%)
AES Red Oak LLC, Series A
8.540%, 11/30/19	1,704,724	1,815,531
Intelsat Bridge Bank, Term Loan
11.250%, 7/3/07	5,000,000	4,987,500

		6,803,031

Consumer Finance (4.3%)
Ford Motor Credit Co.
5.800%, 1/12/09	2,750,000	2,618,044
7.375%, 10/28/09	1,750,000	1,700,657
7.875%, 6/15/10	6,960,000	6,778,201

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
9.750%, 9/15/10 §		$1,342,000	$1,385,580
7.375%, 2/1/11		19,215,000	18,443,095
10.640%, 6/15/11 § (l)		969,000	1,012,509
9.875%, 8/10/11		2,450,000	2,535,289
9.957%, 4/15/12 (l)		2,650,000	2,772,965
7.000%, 10/1/13		500,000	463,919
GMAC LLC
6.500%, 12/28/06		11,012,000	10,984,470
7.250%, 3/2/11		3,415,000	3,434,524
6.000%, 4/1/11		3,070,000	2,944,732
6.875%, 9/15/11		14,605,000	14,527,623
7.000%, 2/1/12		430,000	428,584
6.875%, 8/28/12		3,500,000	3,464,307
6.750%, 12/1/14		3,500,000	3,416,892
8.000%, 11/1/31		2,250,000	2,352,557

			79,263,948

Diversified Financial Services (5.0%)
AES Ironwood LLC
8.857%, 11/30/25		6,513,519	7,197,439
Altra Industrial Motion, Inc.
9.000%, 12/1/11		4,450,000	4,539,000
Amadeus-Halde, Term Loan
5.813%, 4/8/13 § (b) (l).	EUR	2,000,000	2,558,160
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125%, 2/15/13		$1,790,000	1,781,050
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14		7,242,000	7,857,570
Bluewater Finance Ltd.
10.250%, 2/15/12		1,475,000	1,493,438
Crystal U.S. Holdings 3 LLC/Crystal U.S. Sub 3 Corp., Series B
0.000%, 10/1/14 (e)		10,500,000	8,518,125
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.000%, 7/15/14		4,950,000	5,049,000
Interactive Health LLC/Interactive Health Finance Corp.
7.250%, 4/1/11 §		969,000	775,200
Pipe Acquisition Finance plc
11.670%, 12/15/10 § (l)		8,500,000	8,585,000
Rainbow National Services LLC
10.375%, 9/1/14 §		6,218,000	7,026,340
Smurfit Kappa Funding plc
9.625%, 10/1/12		10,875,000	11,473,125
10.125%, 10/1/12	EUR	1,350,000	1,868,297
Stripes Acquisition LLC/Susser Finance Corp.
10.625%, 12/15/13 §		$5,700,000	6,070,500
Target Return Index Securities Trust, Series HY-2006-1
7.548%, 5/1/16 §		5,000,000	5,002,250
Triton Aviation Finance
3.724%, 5/15/25 § (b) (l)		6,396,235	5,420,809
Universal City Development Partners Ltd.
11.750%, 4/1/10		800,000	862,000
Universal City Florida Holding Co. I/II
8.375%, 5/1/10		4,150,000	4,165,563
10.239%, 5/1/10 (l)		2,600,000	2,671,500

			92,914,366

Real Estate Investment Trusts (REIT) (0.9%)
Host Marriott LP (REIT)
7.125%, 11/1/13		2,825,000	2,860,312
Series O
6.375%, 3/15/15		1,325,000	1,285,250
Series Q
6.750%, 6/1/16		2,650,000	2,613,563
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13		$5,250,000	$5,171,250
Ventas Realty LP/ Ventas Capital Corp. (REIT)
8.750%, 5/1/09		1,850,000	1,967,938
9.000%, 5/1/12		1,200,000	1,338,000
7.125%, 6/1/15		1,300,000	1,337,375
6.750%, 4/1/17		125,000	125,781

			16,699,469

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
7.625%, 6/1/15		1,650,000	1,683,000
6.500%, 2/1/17		750,000	705,000

			2,388,000

Total Financials			210,762,564

Health Care (6.2%)
Biotechnology (0.1%)
Quintiles Transnational Corp.,
Term Loan
9.500%, 3/31/14		1,500,000	1,522,970

Health Care Equipment & Supplies (1.1%)
Accellent, Inc.
10.500%, 12/1/13		8,000,000	8,320,000
Encore Medical Corp.
9.750%, 10/1/12		2,800,000	3,080,000
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		8,120,000	8,262,100

			19,662,100

Health Care Providers & Services (4.6%)
Chemed Corp.
8.750%, 2/24/11		6,170,000	6,401,375
DaVita, Inc.
7.250%, 3/15/15		9,465,000	9,299,362
Extendicare Health Services, Inc.
9.500%, 7/1/10		2,845,000	2,983,694
Hanger Orthopedic Group, Inc.
10.250%, 6/1/14		6,000,000	6,090,000
HCA, Inc.
6.950%, 5/1/12		7,000,000	6,133,750
6.250%, 2/15/13		325,000	271,375
6.750%, 7/15/13		1,975,000	1,671,344
7.190%, 11/15/15		1,700,000	1,415,401
7.690%, 6/15/25		3,200,000	2,498,019
HEALTHSOUTH Corp.,
Term Loan
8.580%, 2/2/13 § (b)		3,740,625	3,753,093
Rotech Healthcare, Inc.
9.500%, 4/1/12		6,650,000	4,555,250
Select Medical Corp.
7.625%, 2/1/15		2,800,000	2,359,000
Skilled Healthcare Group, Inc.
11.000%, 1/15/14 §		8,500,000	9,095,000
Tenet Healthcare Corp.
7.375%, 2/1/13		7,700,000	6,939,625
9.875%, 7/1/14		350,000	348,687
Triad Hospitals, Inc.
7.000%, 11/15/13		7,000,000	6,798,750
U.S. Oncology Holdings, Inc.
10.675%, 3/15/15 (l)		1,400,000	1,428,000
U.S. Oncology, Inc.
10.750%, 8/15/14		9,110,000	9,975,450
Western Dental Services, Inc.,
Term Loan
10.870%, 6/7/16 (l)		3,500,000	3,535,000

			85,552,175

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Pharmaceuticals (0.4%)
Athena Neurosciences Finance LLC
7.250%, 2/21/08		$8,000,000	$7,970,000

Total Health Care			114,707,245

Industrials (8.2%)
Aerospace & Defense (0.6%)
Argo-Tech Corp.
9.250%, 6/1/11		1,475,000	1,534,000
Armor Holdings, Inc.
8.250%, 8/15/13		2,100,000	2,173,500
DRS Technologies, Inc.
7.625%, 2/1/18		2,500,000	2,537,500
L-3 Communications Corp.
7.625%, 6/15/12		4,400,000	4,532,000
Series B
6.375%, 10/15/15		1,000,000	972,500
TransDigm, Inc.
7.750%, 7/15/14 §		300,000	302,250

			12,051,750

Airlines (0.2%)
Continental Airlines, Inc., Series 01-1
7.373%, 12/15/15		1,365,748	1,352,091
Delta Air Lines, Inc., Series 00-1
7.379%, 5/18/10 (h)		445,943	446,478
7.570%, 11/18/10 (h)		2,450,000	2,453,063

			4,251,632

Building Products (0.2%)
Nortek, Inc.
8.500%, 9/1/14		3,000,000	2,835,000

Commercial Services & Supplies (2.0%)
Allied Waste North America, Inc.
7.875%, 4/15/13		4,150,000	4,243,375
7.250%, 3/15/15		9,145,000	9,076,412
7.125%, 5/15/16 §		1,475,000	1,454,719
9.250%, 5/1/21		3,294,000	3,417,525
Series B
9.250%, 9/1/12		1,250,000	1,332,813
Cardtronics, Inc.
9.250%, 8/15/13 §		7,000,000	7,175,000
Corrections Corp. of America
7.500%, 5/1/11		2,000,000	2,045,000
Knowledge Learning Corp., Inc.
7.750%, 2/1/15 §		5,710,000	5,338,850
Sheridan Group, Inc.
10.25%, 8/15/11		3,000,000	3,037,500

			37,121,194

Construction & Engineering (0.4%)
Ahern Rentals, Inc.
9.250%, 8/15/13		7,500,000	7,687,500

Electrical Equipment (1.1%)
Kinetek, Inc., Series D
10.750%, 11/15/06		9,558,000	9,476,914
Polypore, Inc.
8.750%, 5/15/12	EUR	5,000,000	5,985,394
Superior Essex Communications LLC/Essex Group, Inc.
9.000%, 4/15/12		$5,500,000	5,582,500

			21,044,808

Industrial Conglomerates (0.3%)
Sequa Corp.
9.000%, 8/1/09		5,563,000	5,903,734

Machinery (2.2%)
Accuride Corp.
8.500%, 2/1/15		$5,212,000	$4,847,160
Case New Holland, Inc.
9.250%, 8/1/11		8,230,000	8,723,800
Greenbrier Cos., Inc.
8.375%, 5/15/15		5,500,000	5,582,500
Invensys plc
9.875%, 3/15/11 §		1,300,000	1,404,000
Stewart & Stevenson LLC
10.000%, 7/15/14 §		4,750,000	4,809,375
Terex Corp.
9.250%, 7/15/11		2,000,000	2,107,500
7.375%, 1/15/14		6,610,000	6,643,050
Trimas Corp.
9.875%, 6/15/12		3,791,000	3,506,675
Trinity Industries, Inc.
6.500%, 3/15/14		2,325,000	2,272,687

			39,896,747

Marine (0.2%)
Horizon Lines LLC
9.000%, 11/1/12		2,837,000	2,922,110

Road & Rail (1.0%)
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375%, 5/1/12		1,350,000	1,431,000
Hertz Corp.
8.875%, 1/1/14 §		5,450,000	5,708,875
Term B Loan
7.700%, 12/21/12 § (l)		4,425	4,449
7.700%, 12/21/12 § (l)		493,587	496,281
7.580%, 12/21/12 § (l)		505,778	508,539
7.730%, 12/21/12 § (l)		505,778	508,539
Term DD Loan
7.610%, 12/21/12 § (l)		75,495	75,907
7.700%, 12/21/12 § (l)		184,949	185,844
Term Loan
5.390%, 12/21/12 § (l)		222,222	223,435
United Rentals North America, Inc.
7.750%, 11/15/13		6,750,000	6,648,750
7.000%, 2/15/14		2,500,000	2,350,000

			18,141,619

Total Industrials			151,856,094

Information Technology (3.3%)
Communications Equipment (0.3%)
Nortel Networks Ltd.
9.730%, 7/15/11 § (l)		2,425,000	2,503,812
10.125%, 7/15/13 §		1,650,000	1,740,750
10.750%, 7/15/16 §		950,000	1,016,500

			5,261,062

Computers & Peripherals (0.1%)
Solar Capital Corp.
7.215%, 2/11/13 §		1,989,950	2,009,850

Electronic Equipment & Instruments (0.6%)
Celestica, Inc.
7.875%, 7/1/11		5,060,000	5,085,300
7.625%, 7/1/13		2,300,000	2,282,750
Samina-SCI Corp.
8.125%, 3/1/16		1,875,000	1,837,500
Solectron Global Finance Ltd.
8.000%, 3/15/16		2,700,000	2,673,000

			11,878,550

IT Services (1.0%)
Iron Mountain, Inc.
8.625%, 4/1/13		2,438,000	2,492,855
6.625%, 1/1/16		4,000,000	3,760,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Sungard Data Systems, Inc.
9.125%, 8/15/13		$7,485,000	$7,746,975
9.125%, 8/15/13 §		4,000,000	4,140,000

			18,139,830

Office Electronics (0.5%)
Xerox Capital Trust I
8.000%, 2/1/27		1,000,000	1,020,000
Xerox Corp.
7.625%, 6/15/13		2,300,000	2,415,000
6.400%, 3/15/16		3,000,000	2,985,000
7.200%, 4/1/16		1,675,000	1,758,750

			8,178,750

Semiconductors & Semiconductor Equipment (0.6%)
Amkor Technologies, Inc.
9.250%, 6/1/16		3,000,000	2,812,500
Freescale Semiconductor, Inc.
7.125%, 7/15/14		3,000,000	3,217,500
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co.
6.875%, 12/15/11		3,500,000	2,800,000
Sensata Technologies B.V.
8.000%, 5/1/14 §		2,975,000	2,893,188

			11,723,188

Software (0.2%)
UGS Corp.
10.000%, 6/1/12		3,550,000	3,834,000

Total Information Technology			61,025,230

Materials (12.5%)
Chemicals (5.5%)
Arco Chemical Co.
10.250%, 11/1/10		100,000	108,500
BCI U.S. Finance Corp./Borden 2 Nova Scotia Finance ULC
11.007%, 7/15/10 § (l)		8,905,000	9,083,100
Cognis Holdings GmbH (PIK)
12.282%, 1/15/15 §	EUR	8,992,752	11,064,057
Equistar Chemicals LP
8.750%, 2/15/09		$750,000	776,250
Equistar Chemicals LP/Equistar Funding Corp.
10.625%, 5/1/11		7,582,000	8,131,695
Ferro Corp., Term Loan
0.750%, 6/6/12 (l)		2,222,222	2,220,833
8.580%, 6/6/12 (l)		1,333,334	1,332,500
8.731%, 6/6/12 (l)		277,778	277,604
8.735%, 6/6/12 (l)		1,166,667	1,165,938
Headwaters, Inc.
7.500%, 4/30/11 § (b) (l)		2,372,201	2,364,788
Hercules, Inc.
6.750%, 10/15/29		4,650,000	4,423,313
Huntsman LLC
11.500%, 7/15/12		2,734,000	3,109,925
Ineos Group Holdings plc
6.904%, 10/7/13 § (b)		1,000,000	1,007,917
7.404%, 10/7/14 § (b)		1,000,000	1,007,917
8.500%, 2/15/16 §		12,475,000	11,882,438
Lyondell Chemical Co.
9.500%, 12/15/08		3,296,000	3,390,760
8.000%, 9/15/14		1,175,000	1,189,688
8.250%, 9/15/16		1,075,000	1,091,125
Nalco Co.
7.750%, 11/15/11		1,950,000	1,989,000
8.875%, 11/15/13		2,650,000	2,762,625
OM Group, Inc.
9.250%, 12/15/11		6,905,000	7,181,200
Phibro Animal Health Corp.
13.000%, 8/1/14 §		$4,850,000	$4,898,500
PQ Corp.
7.500%, 2/15/13		3,500,000	3,325,000
Rhodia S.A.
7.625%, 6/1/10		1,550,000	1,596,500
10.250%, 6/1/10		3,040,000	3,404,800
8.875%, 6/1/11		7,121,000	7,352,433
Rockwood Specialties Group, Inc.
7.500%, 11/15/14		4,680,000	4,609,800
SigmaKalon
10.500%, 8/15/15 § (b)	EUR$	984,772	1,243,172

			101,991,378

Construction Materials (0.0%)
IDACORP, Inc.
7.330%, 4/30/11 (b) (l)		$324,675	323,660

Containers & Packaging (3.1%)
Crown Americas LLC/Crown Americas Capital Corp.
7.625%, 11/15/13 §		875,000	885,938
7.750%, 11/15/15		1,700,000	1,721,250
Graham Packaging Co., Inc.
8.500%, 10/15/12		8,125,000	8,043,750
Greif, Inc.
8.875%, 8/1/12		1,905,000	1,990,725
Impress Holdings
9.250%, 9/15/14 §	EUR	8,000,000	9,842,644
Jefferson Smurfit Corp.
8.250%, 10/1/12		$6,502,000	6,225,665
7.500%, 6/1/13		400,000	369,000
JSG Packaging Ltd.
5.562%, 11/29/13 § (l)	EUR	154,513	196,659
5.650%, 11/29/13 § (l)		116,205	147,902
5.754%, 11/29/13 § (l)		103,008	131,106
5.835%, 11/29/13 § (l)		200,294	254,927
6.062%, 11/29/14 § (l)		154,513	197,572
6.090%, 11/29/14 § (l)		103,008	131,715
6.150%, 11/29/14 § (l)		116,205	148,589
6.335%, 11/29/14 § (l)		200,294	256,112
Kappa Jefferson, Term B Loan
5.741%, 2/1/11 (l)		375,981	478,536
Term C Loan
6.241%, 10/25/11 (l)		375,981	480,759
Norampac, Inc.
6.750%, 6/1/13		$1,675,000	1,582,875
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09		3,674,000	3,775,035
8.750%, 11/15/12		5,104,000	5,384,720
8.250%, 5/15/13		1,375,000	1,409,375
6.750%, 12/1/14		8,225,000	7,813,750
Russell-Stanley Holdings, Inc. (PIK)
9.000%, 11/30/08 § † (h)		1,600,275	26,005
Smurfit-Stone Container Enterprises, Inc.
9.750%, 2/1/11		2,578,000	2,655,340
8.375%, 7/1/12		4,175,000	4,008,000

			58,157,949

Metals & Mining (1.2%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp.
10.000%, 6/1/12		3,625,000	3,896,875
Compass Minerals International, Inc., Series B
0.000%, 6/1/13 (e)		6,461,000	6,008,730
Edgen Acquisition Corp.
9.875%, 2/1/11		6,982,000	6,912,180

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
FMG Finance Property Ltd.
10.625%, 9/1/16 §		$3,000,000	$2,880,000
Novelis, Inc.
8.250%, 2/15/15 §		2,540,000	2,413,000

			22,110,785

Paper & Forest Products (2.7%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15		2,200,000	2,002,000
Abitibi-Consolidated, Inc.
8.550%, 8/1/10		2,475,000	2,456,438
7.750%, 6/15/11		1,750,000	1,601,250
8.890%, 6/15/11 (l)		1,500,000	1,470,000
6.000%, 6/20/13		4,275,000	3,473,437
8.850%, 8/1/30		1,925,000	1,617,000
Bowater Canada Finance Corp.
7.950%, 11/15/11		3,730,000	3,562,150
Cascades, Inc.
7.250%, 2/15/13		1,875,000	1,828,125
Georgia-Pacific Corp.
9.500%, 12/1/11		900,000	969,750
7.700%, 6/15/15		900,000	895,500
8.000%, 1/15/24		5,480,000	5,397,800
7.375%, 12/1/25		5,100,000	4,819,500
7.250%, 6/1/28		3,050,000	2,851,750
7.750%, 11/15/29		800,000	768,000
Term Loan B
7.367%, 12/24/12 (l)		370,952	371,635
7.390%, 12/24/12 (l)		1,523,810	1,526,614
7.485%, 12/24/12 (l)		95,238	95,413
Koch Forest Products, Inc.
8.390%, 12/23/13 § (b) (l)		4,500,000	4,539,186
Neenah Paper, Inc.
7.375%, 11/15/14		2,750,000	2,578,125
Newark Group, Inc.
9.750%, 3/15/14		3,900,000	3,783,000
Smurfit Capital Funding plc
7.500%, 11/20/25		300,000	280,500
Verso Paper Holdings LLC/ Verson Paper, Inc.
9.125%, 8/1/14 §		3,350,000	3,370,938

			50,258,111

Total Materials			232,841,883

Telecommunication Services (6.7%)
Diversified Telecommunication Services (4.9%)
Cincinnati Bell, Inc.
7.250%, 7/15/13		3,825,000	3,911,062
8.375%, 1/15/14		6,625,000	6,691,250
Citizens Communications Co.
9.000%, 8/15/31		3,490,000	3,743,025
Hawaiian Telcom Communications, Inc., Series B
9.750%, 5/1/13		4,425,000	4,546,687
Insight Midwest LP/ Insight Capital, Inc.
9.750%, 10/1/09		3,815,000	3,881,762
9.750%, 10/1/09		1,185,000	1,205,738
Level 3 Communications, Inc.
11.000%, 3/15/08		2,493,000	2,561,558
Nordic Telephone Co. Holdings ApS
5.707%, 11/30/13 § (b)	EUR	2,000,000	2,559,320
8.250%, 5/1/16 § (b)		1,500,000	2,052,134
8.750%, 5/1/16 § (b)		2,000,000	2,736,179
8.875%, 5/1/16 §		$200,000	210,250
Qwest Capital Funding, Inc.
7.900%, 8/15/10		4,000,000	4,110,000
Qwest Communications International, Inc.
8.905%, 2/15/09 (l)		$2,000,000	$2,037,500
7.250%, 2/15/11		10,275,000	10,275,000
7.500%, 2/15/14		7,350,000	7,368,375
Series B
7.500%, 2/15/14		7,832,000	7,851,580
Qwest Corp.
8.875%, 3/15/12		7,400,000	8,075,250
7.500%, 6/15/23		5,000,000	4,950,000
7.200%, 11/10/26		600,000	576,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14		5,300,000	5,578,250
Wind Acquisition Finance S.A.
5.634%, 6/17/13 § (b)	EUR	1,000,000	1,268,333
6.134%, 6/17/14 § (b)		1,000,000	1,274,667
10.750%, 12/1/15 §		$1,600,000	1,766,000
Windstream Corp.
8.625%, 8/1/16 §		1,800,000	1,926,000

			91,155,920

Wireless Telecommunication Services (1.8%)
American Cellular Corp., Series B
10.000%, 8/1/11		3,625,000	3,797,187
Centennial Cellular Corp./Centennial Cellular Operating Co. LLC
10.750%, 12/15/08		5,800,000	5,872,500
Mobile Telesystems Finance S.A.
8.375%, 10/14/10 (b) (m)		1,000,000	1,033,800
8.000%, 1/28/12 §		4,180,000	4,242,700
Nextel Communications, Inc., Series D
7.375%, 8/1/15		4,525,000	4,668,619
Rogers Wireless, Inc.
6.375%, 3/1/14		2,300,000	2,291,375
7.500%, 3/15/15		5,590,000	5,967,325
Rural Cellular Corp.
9.875%, 2/1/10		2,925,000	3,049,313
Stratos Global Corp.
9.875%, 2/15/13 §		3,600,000	3,060,000

			33,982,819

Total Telecommunication Services			125,138,739

Utilities (6.4%)
Electric Utilities (2.2%)
Edison Mission Energy
7.730%, 6/15/09		1,000,000	1,027,500
7.500%, 6/15/13 §		1,450,000	1,464,500
7.750%, 6/15/16 §		1,450,000	1,468,125
Midwest Generation LLC
8.750%, 5/1/34		2,150,000	2,295,125
Series A
8.300%, 7/2/09		6,942,279	7,081,125
Series B
8.560%, 1/2/16		3,840,081	4,080,086
Term B Loan
4.380%, 4/27/11 §		8,562	8,559
Mirant Americas Generation LLC
8.300%, 5/1/11		5,750,000	5,757,188
MSW Energy Holdings II LLC/ MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10		1,865,000	1,865,000
Reliant Energy, Inc.
9.250%, 7/15/10		1,000,000	1,037,500
6.750%, 12/15/14		5,225,000	4,970,281
Sierra Pacific Resources
7.803%, 6/15/12		1,000,000	1,053,841
8.625%, 3/15/14		3,300,000	3,563,066
6.750%, 8/15/17		2,050,000	2,050,865

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	$3,249,308	$3,184,039

		40,906,800

Gas Utilities (0.8%)
ANR Pipeline Co.
8.875%, 3/15/10	1,000,000	1,048,665
SemGroup plc
8.750%, 11/15/15 §	1,650,000	1,664,438
Sonat, Inc.
7.625%, 7/15/11	5,250,000	5,381,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13	7,500,000	7,237,500

		15,331,853

Independent Power Producers & Energy Traders (1.3%)
AES Corp.
8.750%, 5/15/13 §	4,875,000	5,228,437
Dynegy Holdings, Inc.
8.375%, 5/1/16	1,000,000	1,017,500
NRG Energy, Inc.
7.250%, 2/1/14	4,025,000	3,994,813
7.375%, 2/1/16	13,875,000	13,788,281

		24,029,031

Multi-Utilities (2.1%)
CMS Energy Corp.
7.750%, 8/1/10	2,610,000	2,740,500
8.500%, 4/15/11	3,500,000	3,780,000
6.300%, 2/1/12	1,400,000	1,386,000
Dynegy-Roseton Danskamme
7.270%, 11/8/10	6,500,000	6,597,500
7.670%, 11/8/16	1,950,000	1,989,000
Ipalco Enterprises, Inc.
8.375%, 11/14/08	1,700,000	1,746,750
PSEG Energy Holdings LLC
8.625%, 2/15/08	1,500,000	1,556,250
8.500%, 6/15/11	9,205,000	9,803,325
Reliant Energy Mid-Atlantic Power Holdings LLC
9.237%, 7/2/17	2,966,993	3,285,945
South Point Energy Center LLC/ Broad River Energy LLC/Rockgen Energy LLC
8.400%, 5/30/12 §	2,576,658	2,512,242
TECO Energy, Inc.
6.750%, 5/1/15	2,450,000	2,511,250

		37,908,762

Total Utilities		118,176,446

Total Long-Term Debt Securities (92.0%) (Cost $1,705,799,486)		1,709,502,157

CONVERTIBLE BONDS:
Consumer Discretionary (0.1%)
Media (0.1%)
EchoStar Communications Corp.
5.750%, 5/15/08	1,125,000	1,127,813

Total Consumer Discretionary		1,127,813

Financials (0.6%)
Capital Markets (0.2%)
Deutsche Bank AG/London
1.800%, 5/29/09 §	650,000	669,370
2.000%, 10/7/09 § (b)	1,300,000	1,297,270
Lehman Brothers Holdings, Inc.
1.383%, 6/15/09	650,000	700,180
2.070%, 6/15/09	650,000	679,185
3.119%, 6/15/09	650,000	688,675
Merrill Lynch & Co., Inc.
2.300%, 6/22/09 §	$650,000	$675,285

		4,709,965

Diversified Financial Services (0.4%)
IXIS Financial Products, Inc.
0.800%, 6/15/09 §	650,000	651,027
1.650%, 6/15/09 §	650,000	628,485
1.875%, 6/15/09 §	650,000	618,969
KRATON Polymers LLC/KRATON Polymers Capital Corp.
8.125%, 1/15/14	4,875,000	4,716,562

		6,615,043

Total Financials		11,325,008

Utilities (0.1%)
Multi-Utilities (0.1%)
CMS Energy Corp.
2.875%, 12/1/24	2,150,000	2,483,250

Total Utilities		2,483,250

Total Convertible Bonds (0.8%) (Cost $ 14,786,015)		14,936,071

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
RCN Corp.* † (b)
(Cost $—)	1,867	—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (2.0%)
Bank of America Corp.
5.18%, 12/18/06 (p)	$3,100,000	3,065,125
Danske Corp.
5.17%, 12/27/06 (n)(p)	4,700,000	4,641,297
Societe Generale Northern America, Inc.
4.22%, 10/10/06 (p)	12,700,000	12,685,141
4.33%, 10/11/06 (p)	2,700,000	2,696,436
UBS Finance Delaware LLC
4.33%, 10/11/06 (p)	9,700,000	9,687,196
4.82%, 10/24/06 (p)	3,700,000	3,688,160

Total Commercial Paper		36,463,355

Government Securities (0.0%)
U.S. Treasury Bills
4.79%, 12/14/06 (p) #	605,000	599,018

Time Deposit (3.7%)
JPMorgan Chase Nassau
4.78%, 10/2/06	68,164,065	68,164,065

Total Short-Term Investments (5.7%) (Cost/Amortized Cost $ 105,219,673)		105,226,438

Total Investments (98.5%) (Cost/Amortized Cost $1,825,805,174)		1,829,664,666
Other Assets Less Liabilities (1.5%)		27,011,713

Net Assets (100%)		$1,856,676,379

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

*	Non-income producing.

†	Securities (totaling $26,005 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $348,006,229 or 18.74% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(m)	Regulation S is an exmption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

PIK	— Payment-in-Kind Security

At September 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/06	Unrealized Appreciation
U.S. Treasury Notes	500	December-06	$53,523,437	$54,031,250	$507,813
EURODollar	155	December-07	36,800,875	36,893,875	93,000
EURODollar	117	March-08	27,794,025	27,856,238	62,213
EURODollar	45	June-08	10,697,625	10,712,250	14,625
EURODollar	53	September-08	12,570,850	12,612,675	41,825
EURODollar	53	December-08	12,565,363	12,607,375	42,012
EURODollar	8	June-09	1,895,000	1,901,700	6,700
EURODollar	8	March-09	1,895,800	1,902,400	6,600

					$774,788

At September 30, 2006 the Portfolio had outstanding forward foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Forward Foreign Currency Buy Contracts
European Union, expiring 10/31/06	2,003	$2,548,064	$2,541,413	$(6,651)

Forward Foreign Currency Sell Contracts
European Union, expiring 10/24/06	10,300	$12,940,976	$13,063,387	$(122,411)
European Union, expiring 10/31/06	32,166	40,927,697	40,812,328	115,369
European Union, expiring 12/15/06	11,850	15,128,302	15,071,699	56,603
European Union, expiring 12/15/06	13,710	17,663,430	17,496,322	167,108

				$216,669

				$210,018

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,141,670,779
U.S. Government securities	272,363,251

$1,414,034,030

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,144,248,552
U.S. Government securities	328,943,600

$1,473,192,152

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,612,141
Aggregate gross unrealized depreciation	(25,622,073)

Net unrealized appreciation	$2,990,068

Federal income tax cost of investments	$1,826,694,858

The Portfolio has a net capital loss carryforward of $304,284,721 of which $29,502,162 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009 and $91,978,211 expires in the year 2010.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.7%)
BHP Billiton Ltd.^	389,334	$7,446,553
CSL Ltd.^	153,822	6,202,086
Macquarie Airports Management Ltd.	1,466,300	3,359,275
Macquarie Bank Ltd.	100,453	5,183,695
Macquarie Infrastructure Group^	656,000	1,566,528
QBE Insurance Group Ltd.	204,000	3,729,757
Sydney Roads Group*^	218,666	181,129
Zinifex Ltd	199,200	1,746,673

		29,415,696

Austria (0.6%)
Erste Bank der Oesterreichischen Sparkassen AG	88,019	5,474,555
OMV AG	62,000	3,209,083
voestalpine AG	38,000	1,567,806

		10,251,444

Belgium (1.3%)
Dexia	191,615	4,958,939
Fortis (virt-x Exchange)	194,300	7,878,606
Fortis (London International Exchange)^	175,809	7,126,594
KBC Groep N.V.	38,200	4,018,777

		23,982,916

Brazil (1.1%)
Cia Vale do Rio Doce (ADR)	203,706	4,391,901
Gafisa S.A.* §	193,444	2,499,357
Petroleo Brasileiro S.A. (ADR)	46,284	3,879,988
Unibanco-Uniao de Bancos Brasileiros S.A. (ADR)	120,895	8,946,230

		19,717,476

Canada (2.3%)
Canadian National Railway Co.	139,667	5,857,634
Canadian Natural Resources Ltd.	53,400	2,438,216
Celestica, Inc.*	106,000	1,138,242
Gerdau Ameristeel Corp.	391,200	3,559,073
Husky Energy, Inc.^	55,800	3,599,129
ING Canada, Inc.	65,200	3,257,516
IPSCO, Inc.	44,453	3,860,576
Nexen, Inc.^	63,900	3,422,243
Shoppers Drug Mart Corp.^	262,532	10,744,598
Teck Cominco Ltd., Class B	54,300	3,406,983

		41,284,210

Denmark (0.2%)
Carlsberg A/S	43,300	3,637,203

Finland (0.8%)
Nokia Oyj^	508,655	10,090,345
Sampo Oyj, Class A	161,700	3,367,462

		13,457,807

France (10.5%)
Accor S.A.	35,328	2,405,406
Arkema*	5,735	270,324
Assurances Generales de France^	24,400	3,069,234
BNP Paribas	206,238	22,167,231
Cie de Saint-Gobain^	120,626	8,740,331
Compagnie Generale des Etablissements Michelin, Class B (Registered)	33,800	$2,474,773
Credit Agricole S.A.^	166,594	7,310,181
France Telecom S.A.	69,800	1,600,387
Imerys S.A.^	60,001	5,016,414
JC Decaux S.A.^	205,008	5,539,270
Lafarge S.A.^	69,505	8,963,028
LVMH Moet Hennessy Louis Vuitton S.A.	138,183	14,222,269
Renault S.A.^	104,800	12,007,726
Sanofi-Aventis^	218,491	19,429,498
Societe Generale^	54,700	8,696,049
Total S.A.^	534,032	35,008,100
Vallourec^	47,408	11,043,946
Veolia Environment^	311,620	18,793,792

		186,757,959

Germany (6.5%)
Allianz AG (Registered)	31,900	5,515,065
BASF AG	45,086	3,606,666
Bayerische Motoren Werke (BMW) AG	91,363	4,888,607
Continental AG	256,439	29,703,745
DaimlerChrysler AG	41,800	2,086,765
Deutsche Lufthansa AG (Registered)	260,900	5,522,573
Deutsche Post AG (Registered)^	201,976	5,296,159
E.ON AG^	80,100	9,485,105
Epcos AG*^	48,200	733,299
Fresenius Medical Care AG & Co. KGaA	19,500	2,530,434
Hypo Real Estate Holding AG	168,723	10,515,509
Linde AG	2,115	199,036
MAN AG	17,100	1,445,683
Muenchener Rueckversicherungs AG (Registered)	83,700	13,222,624
RWE AG	79,410	7,318,113
SAP AG	27,700	5,487,916
Siemens AG (Registered)	72,342	6,304,779
TUI AG^	145,200	2,994,415

		116,856,493

Hong Kong (2.1%)
CNOOC Ltd. (ADR)	68,145	5,675,797
Esprit Holdings Ltd.^	2,172,500	19,808,929
Kerry Properties Ltd.	260,986	954,551
Orient Overseas International Ltd.	174,000	707,857
Shangri-La Asia Ltd.^	4,008,973	8,910,829
Sino Land Co.^	1,009,675	1,788,125

		37,846,088

India (0.3%)
ICICI Bank Ltd. (ADR)	185,466	5,695,661

Ireland (0.3%)
Bank of Ireland	273,700	5,346,260

Italy (4.2%)
Banca Intesa S.p.A.^	2,120,157	13,938,829
Banca Popolare di Verona e Novara S.c.r.l	89,100	2,459,381
Buzzi Unicem S.p.A.^	158,000	3,732,732
ENI S.p.A	919,971	27,234,773
Fondiaria-Sai S.p.A.^	69,200	3,032,128
Fondiaria-Sai S.p.A. (RNC)	5,900	194,320
Italcementi S.p.A.^	157,800	3,991,866

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Mediaset S.p.A.	339,200	$3,641,552
San Paolo IMI S.p.A.^	406,491	8,573,459
UniCredito Italiano S.p.A	1,035,200	8,582,718

		75,381,758

Japan (20.9%)
Advantest Corp.	67,200	3,335,383
Alps Electric Co., Ltd.^	341,600	3,570,359
Astellas Pharma, Inc.^	148,400	5,970,440
Bank of Yokohama Ltd.	573,000	4,513,531
Canon, Inc.	304,500	15,887,181
Credit Saison Co., Ltd.^	327,800	13,826,655
Daikin Industries Ltd.^	263,464	7,810,308
Dainippon Ink & Chemicals, Inc.^	895,000	3,259,645
East Japan Railway Co.^	660	4,617,456
EDION Corp.	122,000	2,092,491
Hirose Electric Co., Ltd.^	19,200	2,545,039
Honda Motor Co., Ltd.^	433,100	14,563,224
Hoya Corp.^	184,700	6,961,547
Isuzu Motors Ltd.^	1,326,000	4,346,436
Itochu Corp.	502,000	3,890,484
Japan Tobacco, Inc.	2,134	8,296,328
JFE Holdings, Inc.^	254,700	9,988,235
Kobe Steel Ltd.	1,485,000	4,666,370
Leopalace21 Corp.	105,600	3,854,961
Marubeni Corp.^	1,907,000	9,497,446
Mitsubishi Corp.	521,500	9,805,870
Mitsubishi UFJ Financial Group, Inc.	1,019	13,118,875
Mitsui & Co., Ltd.^	336,000	4,274,527
Mitsui Chemicals, Inc.^	513,000	3,693,305
Mitsui Fudosan Co., Ltd.^	266,000	6,049,295
Mitsui O.S.K. Lines Ltd.^	687,000	5,079,837
Mitsui Trust Holdings, Inc.^	666,000	7,581,451
Mizuho Financial Group, Inc.	859	6,664,498
Nidec Corp.^	73,300	5,531,724
Nikko Cordial Corp.^	310,000	3,597,171
Nippon Electric Glass Co., Ltd.^	425,000	9,377,250
Nippon Mining Holdings, Inc.	379,500	2,683,966
Nippon Telegraph & Telephone Corp.	1,344	6,602,465
Nissan Motor Co., Ltd.^	511,200	5,728,350
Nitto Denko Corp.^	90,600	5,371,617
Nomura Holdings, Inc.	189,400	3,336,738
ORIX Corp.	39,000	10,785,161
Secom Co., Ltd.	14,000	693,686
Sega Sammy Holdings, Inc.^	348,238	11,208,270
Seiko Epson Corp.^	102,500	2,795,494
Seiyu Ltd.*^	1,334,000	2,214,577
Seven & I Holdings Co., Ltd.	189,300	6,092,745
Sharp Corp.^	364,000	6,243,171
Shin-Etsu Chemical Co., Ltd.	99,700	6,367,154
SMC Corp.	38,500	5,096,811
Sony Corp.^	131,600	5,327,980
Sumitomo Corp.	522,000	6,512,565
Sumitomo Heavy Industries Ltd.^	400,000	3,350,697
Sumitomo Metal Industries Ltd.	815,000	3,127,049
Sumitomo Mitsui Financial Group, Inc.	1,817	19,083,386
Sumitomo Realty & Development Co., Ltd.^	316,000	9,287,426
Tokyo Electric Power Co., Inc.^	191,500	5,514,759
Tokyo Gas Co., Ltd.^	873,000	4,377,385
Toyota Motor Corp.^	461,700	$25,105,781
Yamada Denki Co., Ltd.^	84,900	8,514,090

		373,688,645

Luxembourg (0.2%)
SES Global S.A. (FDR)	186,800	2,799,320

Mexico (1.8%)
America Movil S.A. de C.V. (ADR)	406,945	16,021,425
Cemex S.A.B. de C.V. (ADR)*	429,089	12,906,997
Fomento Economico Mexicano S.A. de C.V. (ADR)	40,000	3,877,600

		32,806,022

Netherlands (5.2%)
ABN AMRO Holding N.V.	231,519	6,745,364
Buhrmann N.V.	207,700	3,128,306
European Aeronautic Defence & Space Co. N.V.	220,230	6,327,184
ING Groep N.V. (CVA)	803,607	35,313,350
Koninklijke Philips Electronics N.V.	145,732	5,108,048
Mittal Steel Co. N.V.	210,851	7,355,811
Reed Elsevier N.V.	380,122	6,331,982
Royal Dutch Shell plc, Class A	333,000	10,954,867
Royal Dutch Shell plc, Class B	71,028	2,405,429
Wolters Kluwer N.V. (CVA)	341,676	8,903,068

		92,573,409

Singapore (1.3%)
CapitaLand Ltd.	1,754,000	5,583,522
DBS Group Holdings Ltd.	1,221,000	14,777,610
Flextronics International Ltd.*	167,400	2,115,936
Neptune Orient Lines Ltd.^	378,000	483,699

		22,960,767

South Korea (1.2%)
Samsung Electronics Co., Ltd.	30,640	21,494,939

Spain (1.6%)
Altadis S.A.	81,665	3,873,136
Banco Bilbao Vizcaya Argentaria S.A.^	394,700	9,124,749
Banco Popular Espanol S.A.^	246,805	4,042,438
Endesa S.A.	55,400	2,354,470
Repsol YPF S.A.	293,700	8,731,884

		28,126,677

Sweden (1.1%)
Telefonaktiebolaget LM Ericsson (ADR)	336,051	11,576,957
Telefonaktiebolaget LM Ericsson, Class B	2,518,200	8,727,822

		20,304,779

Switzerland (11.1%)
ABB Ltd. (Registered)	748,602	9,820,569
Adecco S.A. (Registered)	83,120	5,001,319
Credit Suisse Group (Registered)	166,000	9,577,814
Holcim Ltd. (Registered)	86,655	7,062,595
Lonza Group AG (Registered)^	215,848	14,906,844
Nestle S.A. (Registered)	77,028	26,782,733
Novartis AG (Registered)	223,611	13,017,746
Roche Holding AG	200,443	34,559,414
Syngenta AG (Registered)*	152,132	22,881,371
UBS AG (Registered)	660,090	39,375,360

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Xstrata plc	150,720	$6,213,531
Zurich Financial Services AG	35,585	8,719,240

		197,918,536

Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	413,226	3,966,970

United Kingdom (18.4%)
Acergy S.A.*^	473,816	8,104,513
AstraZeneca plc	145,900	9,097,182
Aviva plc	638,858	9,343,968
BAE Systems plc	3,412,486	25,194,631
Barclays plc	1,622,644	20,429,060
BG Group plc	549,362	6,659,913
BHP Billiton plc	95,900	1,651,638
BP plc	1,020,813	11,097,737
British American Tobacco plc	108,500	2,926,592
British Land Co. plc	255,331	6,505,537
Carphone Warehouse Group plc	1,057,664	6,070,226
Centrica plc	601,262	3,652,972
Corus Group plc	512,480	3,714,274
Diageo plc	961,812	16,951,079
Friends Provident plc	860,880	3,111,636
George Wimpey plc	132,500	1,282,067
GlaxoSmithKline plc	479,429	12,734,712
Greene King plc	173,300	2,923,153
HBOS plc	462,790	9,137,433
HSBC Holdings plc^	1,002,000	18,272,540
J. Sainsbury plc	860,412	6,035,061
Kingfisher plc	894,169	4,096,320
Man Group plc	1,416,507	11,853,920
Mitchells & Butlers plc	295,300	3,251,715
Reckitt Benckiser plc	307,276	12,707,833
Royal & Sun Alliance Insurance Group	939,084	2,613,701
Royal Bank of Scotland Group plc	598,322	20,553,318
Schroders plc	187,220	3,252,374
Smith & Nephew plc	472,641	4,337,098
Standard Chartered plc	287,104	7,336,528
Taylor Woodrow plc	277,500	1,838,868
Tesco plc	3,370,707	22,666,723
Vodafone Group plc	10,513,321	24,007,892
Whitbread plc	34,045	823,547
Wm. Morrison Supermarkets plc	1,153,584	5,241,641
Wolseley plc	447,266	9,407,398
Wolverhampton & Dudley Breweries plc	81,000	2,178,777
WPP Group plc	622,964	7,703,466

		328,767,043

Total Common Stocks (94.9%) (Cost $1,487,703,100)		1,695,038,078

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (16.9%)
Accredited Mortgage Loan Trust, Series 06-2 A1
5.37%, 6/27/08(l)	$1,287,906	1,287,906
ASAP Funding Ltd.
5.37%, 10/10/06	4,307,805	4,307,805
5.33%, 10/19/06	8,881,974	8,881,974
Bavaria TRR Corp.
5.32%, 10/3/06	$7,894,059	$7,894,059
Cedar Springs Capital Co. LLC
5.29%, 10/5/06	5,933,684	5,933,684
5.30%, 10/5/06	8,895,291	8,895,291
Credit Suisse First Boston/London
5.30%, 10/2/06	14,871,289	14,871,289
Deutsche Bank/London
5.34%, 1/31/07 (l)	3,965,677	3,965,677
Fenway Funding LLC
5.33%, 10/20/06	4,958,848	4,958,848
Fifth Third Bancorp
5.31%, 10/29/07 (l)	594,852	594,852
Fortis Bank/Brussels
5.43%, 10/2/06	27,759,739	27,759,739
Goldman Sachs Group, Inc.
5.39%, 10/1/07 (l)	2,181,122	2,181,122
Harris Nesbit Corp.
5.42%, 10/2/06	9,914,192	9,914,192
Hartford Life, Inc.
5.46%, 10/1/07 (l)	1,586,271	1,586,271
Legacy Capital Co. LLC
5.29%, 10/10/06	3,420,900	3,420,900
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	7,336,502	7,336,502
Lehman Brothers, Inc.
5.53%, 12/29/06 (l)	693,993	693,993
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	991,419	991,419
5.37%, 1/28/08 (l)	5,948,515	5,948,515
New York Life Insurance Co.
5.41%, 12/29/06 (l)	4,957,096	4,957,096
Nomura Securities Co., Ltd.
5.43%, 10/2/06	119,298,741	119,298,741
Norinchukin Bank/London
5.35%, 10/2/06	17,845,546	17,845,546
5.29%, 10/10/06	9,914,192	9,914,192
Scaldis Capital LLC
5.29%, 10/27/06	9,870,653	9,870,653
Sumitomo Mitsui Banking Corp. N.Y.
5.32%, 11/1/06	9,914,192	9,914,192
Thames Asset Global Securitization, Inc.
5.29%, 10/10/06	3,586,405	3,586,405
Three Pillars Funding Corp.
5.29%, 10/20/06	4,367,961	4,367,961

Total Short-Term Investments of Cash Collateral for Securities Loaned		301,178,824

Time Deposit (2.3%)
JPMorgan Chase Nassau
4.78%, 10/2/06	41,064,350	41,064,350

Total Short-Term Investments (19.2%) (Amortized Cost $342,243,174)		342,243,174

Total Investments (114.1%) (Cost/Amortized Cost $1,829,946,274)		2,037,281,252
Other Assets Less Liabilities (-14.1%)		(252,066,920)

Net Assets (100%)		$1,785,214,332

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $2,499,357 or 0.14% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.,

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

Market Sector Diversification As a Percentage of Total Net Assets

Financials
Capital Markets	4.3%
Commercial Banks	15.0
Consumer Finance	1.4
Diversified Financial Services	2.8
Insurance	3.3
Real Estate Management & Development	1.9
Thrifts & Mortgage Finance	0.6

Total Financials		29.3%
Consumer Discretionary		13.7
Industrials		9.5
Materials		9.2
Energy		7.6
Consumer Staples		7.5
Information Technology		6.5
Health Care		6.0
Utilities		2.9
Telecommunications Services		2.7
Cash and Other		5.1

Total		100.0%

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,169,489,508
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$418,485,800

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,633,302
Aggregate gross unrealized depreciation	(18,932,937)

Net unrealized appreciation	$201,700,365

Federal income tax cost of investments	$1,835,580,887

At September 30, 2006, the Portfolio had loaned securities with a total value of $286,516,551. This was secured by collateral of $301,178,824 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.4%)
Autoliv, Inc.	18,200	$1,003,002
BorgWarner, Inc.	16,600	949,022
Magna International, Inc., Class A	12,800	934,784

		2,886,808

Automobiles (1.0%)
DaimlerChrysler AG	19,400	969,224
Peugeot S.A.	84,300	4,748,817
Toyota Motor Corp. (ADR)^	10,500	1,143,450

		6,861,491

Hotels, Restaurants & Leisure (2.5%)
Las Vegas Sands Corp.*	96,200	6,575,270
McDonald’s Corp.	54,800	2,143,776
MGM MIRAGE*^	105,810	4,178,437
Starbucks Corp.*	133,455	4,544,143

		17,441,626

Household Durables (0.2%)
Black & Decker Corp.^	16,600	1,317,210

Internet & Catalog Retail (0.6%)
IAC/InterActiveCorp*^	132,434	3,808,802
Liberty Media Holding Corp., Interactive Class A*	24,150	492,177

		4,300,979

Leisure Equipment & Products (0.1%)
Mattel, Inc.	25,500	502,350

Media (3.9%)
CBS Corp., Class B^	50,450	1,421,176
Comcast Corp., Class A*^	68,555	2,526,252
Comcast Corp., Special Class A*	264,540	9,737,717
DIRECTV Group, Inc.*	293,673	5,779,485
Gannett Co., Inc.	23,100	1,312,773
Interpublic Group of Cos., Inc.*^	66,100	654,390
Liberty Media Holding Corp., Capital Series Class A*	4,830	403,643
Time Warner, Inc.	124,300	2,265,989
Viacom, Inc., Class B*	37,650	1,399,827
Walt Disney Co.	75,700	2,339,887

		27,841,139

Multiline Retail (1.9%)
Family Dollar Stores, Inc.	28,300	827,492
J.C. Penney Co., Inc.^	14,000	957,460
Nordstrom, Inc.	83,020	3,511,746
Saks, Inc.	35,900	620,352
Target Corp.	143,400	7,922,850

		13,839,900

Specialty Retail (1.9%)
Abercrombie & Fitch Co.	68,300	4,745,484
Gap, Inc.	35,500	672,725
Home Depot, Inc.	82,140	2,979,218
Limited Brands, Inc.	52,600	1,393,374
Office Depot, Inc.*	29,400	1,167,180
Staples, Inc.	93,672	2,279,040

		13,237,021

Textiles, Apparel & Luxury Goods (0.2%)
Jones Apparel Group, Inc.	31,300	1,015,372
V.F. Corp.	2,200	160,490

		1,175,862

Total Consumer Discretionary		89,404,386

Consumer Staples (6.2%)
Beverages (1.1%)
Coca-Cola Co.	53,975	2,411,603
Molson Coors Brewing Co., Class B	3,300	227,370
PepsiCo, Inc.	78,330	$5,111,816

		7,750,789

Food & Staples Retailing (1.9%)
Kroger Co.	38,000	879,320
Rite Aid Corp.*^	511,100	2,320,394
Safeway, Inc.	28,900	877,115
Sysco Corp.	131,495	4,398,508
Wal-Mart Stores, Inc.	35,700	1,760,724
Whole Foods Market, Inc.	50,880	3,023,798

		13,259,859

Food Products (0.7%)
Archer-Daniels-Midland Co.	2,300	87,124
Bunge Ltd.^	7,100	411,445
General Mills, Inc.	24,800	1,403,680
Kellogg Co.^	26,100	1,292,472
Kraft Foods, Inc., Class A^	8,800	313,808
Sara Lee Corp.^	81,000	1,301,670

		4,810,199

Household Products (2.0%)
Colgate-Palmolive Co.	22,900	1,422,090
Kimberly-Clark Corp.	23,700	1,549,032
Procter & Gamble Co.	178,140	11,041,117

		14,012,239

Tobacco (0.5%)
Altria Group, Inc.	52,950	4,053,323

Total Consumer Staples		43,886,409

Energy (8.7%)
Energy Equipment & Services (0.5%)
Diamond Offshore Drilling, Inc.	7,125	515,636
GlobalSantaFe Corp.	13,900	694,861
Halliburton Co.	63,160	1,796,902
Rowan Cos., Inc.	9,500	300,485
Schlumberger Ltd.	3,200	198,496

		3,506,380

Oil, Gas & Consumable Fuels (8.2%)
Apache Corp.	94,800	5,991,360
BP plc (ADR)	16,900	1,108,302
Chevron Corp.	176,693	11,460,308
ConocoPhillips	130,900	7,792,477
EOG Resources, Inc.	74,170	4,824,759
Exxon Mobil Corp.	239,030	16,038,913
Marathon Oil Corp.	16,500	1,268,850
Occidental Petroleum Corp.	81,665	3,928,903
Royal Dutch Shell plc, Class A (ADR)	16,400	1,084,040
Total S.A. (Sponsored ADR)	18,300	1,206,702
Valero Energy Corp.	65,890	3,391,358

		58,095,972

Total Energy		61,602,352

Financials (17.5%)
Capital Markets (3.5%)
Bank of New York Co., Inc.	47,300	1,667,798
Charles Schwab Corp.	331,100	5,926,690
Federated Investors, Inc., Class B	10,700	361,767
Goldman Sachs Group, Inc.	7,900	1,336,443
Janus Capital Group, Inc.	56,400	1,112,208
Lehman Brothers Holdings, Inc.	6,700	494,862
Mellon Financial Corp.	28,500	1,114,350
Merrill Lynch & Co., Inc.	109,240	8,544,753
Morgan Stanley	3,100	226,021
optionsXpress Holdings, Inc.^	116,900	3,259,172
Waddell & Reed Financial, Inc.^	15,900	393,525

		24,437,589

Commercial Banks (2.0%)
BB&T Corp.	1,600	70,048

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Comerica, Inc.^	21,450	$1,220,934
Fifth Third Bancorp^	5,300	201,824
Huntington Bancshares, Inc./Ohio	29,250	699,952
KeyCorp^	7,975	298,584
Lloyds TSB Group plc	538,850	5,430,312
National City Corp.^	39,600	1,449,360
PNC Financial Services Group, Inc.	5,100	369,444
SunTrust Banks, Inc.	21,500	1,661,520
U.S. Bancorp	15,350	509,927
Wachovia Corp.^	23,600	1,316,880
Wells Fargo & Co.	32,200	1,164,996

		14,393,781

Consumer Finance (1.3%)
American Express Co.	158,240	8,874,099

Diversified Financial Services (3.3%)
Bank of America Corp.	102,300	5,480,211
Citigroup, Inc.	178,250	8,853,678
JPMorgan Chase & Co.	91,000	4,273,360
NYSE Group, Inc.*^	67,500	5,045,625

		23,652,874

Insurance (4.6%)
ACE Ltd.	13,800	755,274
Aflac, Inc.	5,000	228,800
Allstate Corp.	7,900	495,567
American International Group, Inc.	180,900	11,986,434
Aon Corp.	39,500	1,337,865
Chubb Corp.	30,800	1,600,368
Genworth Financial, Inc.	40,700	1,424,907
Hartford Financial Services Group, Inc.	15,500	1,344,625
MBIA, Inc.^	73,141	4,493,783
MetLife, Inc.	34,650	1,963,962
Old Republic International Corp.	21,600	478,440
PartnerReinsurance Ltd.^	900	60,813
Prudential Financial, Inc.	7,600	579,500
RenaissanceRe Holdings Ltd.^	11,800	656,080
St. Paul Travelers Cos., Inc.	37,299	1,748,950
Torchmark Corp.	16,100	1,016,071
UnumProvident Corp.^	39,300	762,027
XL Capital Ltd., Class A^	17,800	1,222,860

		32,156,326

Thrifts & Mortgage Finance (2.8%)
Astoria Financial Corp.	8,250	254,265
Countrywide Financial Corp.	37,300	1,306,992
Fannie Mae	150,900	8,436,819
Freddie Mac	120,566	7,997,143
Washington Mutual, Inc.	39,900	1,734,453

		19,729,672

Total Financials		123,244,341

Health Care (15.5%)
Biotechnology (3.3%)
Amgen, Inc.*	144,375	10,327,144
Celgene Corp.*	61,850	2,678,105
Genentech, Inc.*	61,330	5,071,991
Gilead Sciences, Inc.*	76,590	5,261,733

		23,338,973

Health Care Equipment & Supplies (0.6%)
Alcon, Inc.	16,005	1,832,573
Zimmer Holdings, Inc.*	41,335	2,790,112

		4,622,685

Health Care Providers & Services (4.1%)
AmerisourceBergen Corp.	15,100	682,520
Cardinal Health, Inc.	15,900	1,045,266
Caremark Rx, Inc.	181,415	10,280,788
Coventry Health Care, Inc.*	120,410	6,203,523
UnitedHealth Group, Inc.	67,015	3,297,138
WellPoint, Inc.*	94,250	$7,261,962

		28,771,197

Health Care Technology (0.6%)
Eclipsys Corp.*^	223,524	4,003,315

Life Sciences Tools & Services (0.9%)
Fisher Scientific International, Inc.*	81,650	6,388,296

Pharmaceuticals (6.0%)
Abbott Laboratories	6,300	305,928
Eli Lilly & Co.	68,895	3,927,015
GlaxoSmithKline plc (ADR)^	11,800	628,114
Johnson & Johnson	182,895	11,877,201
Merck & Co., Inc.	68,775	2,881,673
Pfizer, Inc.	619,250	17,561,930
Sanofi-Aventis (ADR)	81,630	3,630,086
Wyeth	34,000	1,728,560

		42,540,507

Total Health Care		109,664,973

Industrials (7.2%)
Aerospace & Defense (0.7%)
Boeing Co.	29,700	2,341,845
Lockheed Martin Corp.	11,800	1,015,508
Northrop Grumman Corp.	21,700	1,477,119

		4,834,472

Air Freight & Logistics (0.4%)
FedEx Corp.	26,675	2,899,039
United Parcel Service, Inc., Class B	600	43,164

		2,942,203

Airlines (0.4%)
JetBlue Airways Corp.*^	310,900	2,882,043

Building Products (0.0%)
Masco Corp.^	7,000	191,940

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	20,500	1,233,485

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	5,225	445,275
Emerson Electric Co.	15,800	1,324,988

		1,770,263

Industrial Conglomerates (4.7%)
General Electric Co.	747,715	26,394,339
Textron, Inc.	8,700	761,250
Tyco International Ltd.	211,100	5,908,689

		33,064,278

Machinery (0.4%)
Crane Co.	2,300	96,140
Eaton Corp.	19,250	1,325,363
Ingersoll-Rand Co., Ltd., Class A	20,000	759,600
SPX Corp.^	14,000	748,160

		2,929,263

Road & Rail (0.2%)
CSX Corp.	17,800	584,374
Norfolk Southern Corp.	11,700	515,385

		1,099,759

Total Industrials		50,947,706

Information Technology (18.8%)
Communications Equipment (4.1%)
ADC Telecommunications, Inc.*	23,656	354,840
Cisco Systems, Inc.*	160,000	3,680,000
Corning, Inc.*	146,030	3,564,592
Motorola, Inc.	261,890	6,547,250
Nokia Oyj (ADR)	59,100	1,163,679
QUALCOMM, Inc.	232,445	8,449,376
Research In Motion Ltd.*^	47,095	4,834,773

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Tellabs, Inc.*	29,450	$322,772

		28,917,282

Computers & Peripherals (4.7%)
Apple Computer, Inc.*	123,695	9,528,226
Dell, Inc.*^	211,950	4,840,938
EMC Corp.*	421,915	5,054,542
Hewlett-Packard Co.	162,505	5,962,308
International Business Machines Corp.	42,375	3,472,208
Lexmark International, Inc., Class A*^	22,700	1,308,882
SanDisk Corp.*	60,945	3,262,995

		33,430,099

Electronic Equipment & Instruments (0.4%)
Arrow Electronics, Inc.*^	15,000	411,450
Celestica, Inc.*^	39,900	428,526
Flextronics International Ltd.*	24,900	314,736
Ingram Micro, Inc., Class A*	16,000	306,560
Sanmina-SCI Corp.*	46,300	173,162
Solectron Corp.*	154,400	503,344
Tech Data Corp.*^	17,600	642,928

		2,780,706

Internet Software & Services (1.9%)
Google, Inc., Class A*	19,316	7,763,100
Yahoo!, Inc.*	232,910	5,887,965

		13,651,065

IT Services (1.2%)
Accenture Ltd., Class A	23,300	738,843
BearingPoint, Inc.*^	646,460	5,081,176
Ceridian Corp.*	35,700	798,252
Electronic Data Systems Corp.	53,800	1,319,176
First Data Corp.	19,300	810,600

		8,748,047

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	135,695	3,372,021
Agere Systems, Inc.*	37,400	558,382
Applied Materials, Inc.	29,000	514,170
Intel Corp.	47,400	975,018
Samsung Electronics Co.,
Ltd. (GDR) §	14,788	5,187,127
Taiwan Semiconductor
Manufacturing Co., Ltd. (ADR)	126,200	1,211,520
Texas Instruments, Inc.	166,765	5,544,936

		17,363,174

Software (4.0%)
Adobe Systems, Inc.*	83,210	3,116,214
Microsoft Corp.	526,800	14,397,444
Oracle Corp.*	491,750	8,723,645
SAP AG (Sponsored ADR)^	38,090	1,885,455

		28,122,758

Total Information Technology		133,013,131

Materials (2.9%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	81,700	5,422,429
Dow Chemical Co.	46,500	1,812,570
E.I. du Pont de Nemours & Co.	13,700	586,908
Hercules, Inc.*	30,500	480,985
Lubrizol Corp.	22,800	1,042,644
PPG Industries, Inc.^	16,300	1,093,404

		10,438,940

Containers & Packaging (0.4%)
Bemis Co.	7,200	236,592
Crown Holdings, Inc.*	27,193	505,790
Owens-Illinois, Inc.*	54,400	838,848
Smurfit-Stone Container Corp.*	38,900	435,680
Sonoco Products Co.^	25,000	$841,000

		2,857,910

Metals & Mining (1.0%)
Southern Copper Corp.^	75,800	7,011,500

Total Materials		20,308,350

Telecommunication Services (5.6%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.^	106,600	3,470,896
BellSouth Corp.	34,500	1,474,875
Chunghwa Telecom Co., Ltd. (ADR)^	244,482	4,231,983
Embarq Corp.	3,475	168,086
Level 3 Communications, Inc.*^	973,200	5,206,620
Verizon Communications, Inc.	84,700	3,144,911

		17,697,371

Wireless Telecommunication Services (3.1%)
American Tower Corp., Class A*	231,200	8,438,800
Crown Castle International Corp.*^	29,300	1,032,532
Leap Wireless International, Inc.*^	40,390	1,958,511
NII Holdings, Inc.*^	146,400	9,100,224
Sprint Nextel Corp.	96,400	1,653,260

		22,183,327

Total Telecommunication Services		39,880,698

Utilities (0.9%)
Electric Utilities (0.2%)
Entergy Corp.	10,200	797,946
Pinnacle West Capital Corp.^	20,300	914,515

		1,712,461

Independent Power Producers & Energy Traders (0.5%)
Constellation Energy Group, Inc.	4,625	273,800
TXU Corp.	47,900	2,994,708

		3,268,508

Multi-Utilities (0.2%)
Dominion Resources, Inc.	20,100	1,537,449

Total Utilities		6,518,418

Total Common Stocks (96.0%) (Cost $618,170,995)		678,470,764

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.4%)
Prudential Funding LLC
5.34%, 10/2/06 (p)	$10,000,000	9,997,033

Short-Term Investments of Cash Collateral for Securities Loaned (11.0%)
Accredited Mortgage Loan Trust, Series 06-2 A1
5.37%, 6/27/08 (l)	332,698	332,698
ASAP Funding Ltd.
5.37%, 10/10/06	1,112,812	1,112,812
5.33%, 10/19/06	2,294,432	2,294,432
Bavaria TRR Corp.
5.32%, 10/3/06	2,039,229	2,039,229
Cedar Springs Capital Co. LLC
5.29%, 10/5/06	1,532,816	1,532,816
5.30%, 10/5/06	2,297,872	2,297,872
Credit Suisse First Boston/London
5.30%, 10/2/06	3,841,618	3,841,618
Deutsche Bank/London
5.34%, 1/31/07	1,024,432	1,024,432
Fenway Funding LLC
5.33%, 10/20/06	1,280,992	1,280,992

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Fifth Third Bancorp
5.31%, 10/29/07 (l)	$153,665	$153,665
Fortis Bank/Brussels
5.43%, 10/2/06	7,171,021	7,171,021
Goldman Sachs Group, Inc.
5.39%, 10/1/07 (l)	563,437	563,437
Harris Nesbit Corp.
5.42%, 10/2/06	2,561,079	2,561,079
Hartford Life, Inc.
5.46%, 10/1/07 (l)	409,773	409,773
Legacy Capital Co. LLC
5.29%, 10/10/06	883,702	883,702
Lehman Brothers Bankhaus AG
5.32%, 12/12/06	1,895,198	1,895,198
Lehman Brothers, Inc.
5.53%, 12/29/06 (l)	179,276	179,276
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	256,108	256,108
5.37%, 1/28/08 (l)	1,536,647	1,536,647
New York Life Insurance Co.
5.41%, 12/29/06 (l)	1,280,539	1,280,539
Nomura Securities Co., Ltd.
5.43%, 10/2/06	30,817,789	30,817,789
Norinchukin Bank/London
5.35%, 10/2/06	4,609,942	4,609,942
5.29%, 10/10/06	2,561,079	2,561,079
Scaldis Capital LLC
5.29%, 10/27/06	2,549,832	2,549,832
Sumitomo Mitsui Banking Corp. N.Y.
5.32%, 11/1/06	2,561,079	2,561,079
Thames Asset Global Securitization, Inc.
5.29%, 10/10/06	926,456	926,456
Three Pillars Funding Corp.
5.29%, 10/20/06	1,128,351	1,128,351

Total Short-Term Investments of Cash Collateral for Securities Loaned		77,801,874

Time Deposit (2.5%)
JPMorgan Chase Nassau
4.78%, 10/2/06	$17,311,048	$17,311,048

Total Short-Term Investments (14.9%) (Cost/Amortized Cost $105,111,439)		105,109,955

Total Investments (110.9%) (Cost/Amortized Cost $723,282,434)		783,580,719
Other Assets Less Liabilities (-10.9%)		(77,333,092)

Net Assets (100%)		$706,247,627

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $5,187,127 or 0.73% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$373,730,865
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$199,661,080

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,608,466
Aggregate gross unrealized depreciation	(12,367,627)

Net unrealized appreciation	$59,240,839

Federal income tax cost of investments	$724,339,880

At September 30, 2006, the Portfolio had loaned securities with a total value of $77,742,934. This was secured by collateral of $77,801,874 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $5,966 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Hotels, Restaurants & Leisure (1.3%)
Marriott International, Inc., Class A^	47,700	$1,843,128
Starbucks Corp.*	34,300	1,167,915
Starwood Hotels & Resorts Worldwide, Inc.	33,300	1,904,427

		4,915,470

Household Durables (0.7%)
Pulte Homes, Inc.^	78,380	2,497,187

Internet & Catalog Retail (1.3%)
Amazon.com, Inc.*	159,385	5,119,446

Media (1.9%)
Comcast Corp., Class A*	106,480	3,923,788
Walt Disney Co.^	111,195	3,437,038

		7,360,826

Multiline Retail (1.6%)
J.C. Penney Co., Inc.^	32,500	2,222,675
Kohl’s Corp.*	38,720	2,513,702
Target Corp.^	25,100	1,386,775

		6,123,152

Specialty Retail (1.0%)
Best Buy Co., Inc.	12,010	643,256
Lowe’s Cos., Inc.	78,340	2,198,220
Urban Outfitters, Inc.*^	54,500	964,105

		3,805,581

Textiles, Apparel & Luxury Goods (1.2%)
Coach, Inc.*	88,640	3,049,216
Polo Ralph Lauren Corp.^	22,000	1,423,180
Under Armour, Inc., Class A*	1,900	76,038

		4,548,434

Total Consumer Discretionary		34,370,096

Consumer Staples (5.4%)
Beverages (0.9%)
PepsiCo, Inc.^	54,600	3,563,196

Food & Staples Retailing (1.7%)
Wal-Mart Stores, Inc.	13,170	649,544
Walgreen Co.	112,825	5,008,302
Whole Foods Market, Inc.	12,590	748,224

		6,406,070

Household Products (2.8%)
Clorox Co.	20,800	1,310,400
Colgate-Palmolive Co.	20,300	1,260,630
Procter & Gamble Co.	127,050	7,874,559

		10,445,589

Total Consumer Staples		20,414,855

Energy (4.7%)
Energy Equipment & Services (4.3%)
Baker Hughes, Inc.	16,400	1,118,480
Schlumberger Ltd.^	193,920	12,028,858
Transocean, Inc.*	25,300	1,852,719
Weatherford International Ltd.*^	35,000	1,460,200

		16,460,257

Oil, Gas & Consumable Fuels (0.4%)
Canadian Natural Resources Ltd.	30,300	1,381,074

Total Energy		17,841,331

Financials (17.1%)
Capital Markets (4.4%)
Charles Schwab Corp.	74,850	1,339,815
Franklin Resources, Inc.	21,100	2,231,325
Goldman Sachs Group, Inc.	40,660	6,878,452
Legg Mason, Inc.	40,635	4,098,446
Merrill Lynch & Co., Inc.	21,830	$1,707,543
State Street Corp.	10,150	633,360

		16,888,941

Commercial Banks (2.2%)
Commerce Bancorp, Inc./New Jersey^	135,330	4,967,964
U.S. Bancorp	49,900	1,657,678
Zions Bancorp^	20,400	1,628,124

		8,253,766

Consumer Finance (1.5%)
SLM Corp.	112,000	5,821,760

Diversified Financial Services (2.1%)
Chicago Mercantile Exchange Holdings, Inc.^	3,900	1,865,175
Citigroup, Inc.	58,180	2,889,801
JPMorgan Chase & Co.	66,287	3,112,837

		7,867,813

Insurance (5.0%)
American International Group, Inc.	109,080	7,227,641
Everest Reinsurance Group Ltd.	17,600	1,716,528
MetLife, Inc.	29,700	1,683,396
Progressive Corp.	338,400	8,304,336

		18,931,901

Real Estate Management & Development (0.5%)
CB Richard Ellis Group, Inc., Class A*^	83,900	2,063,940

Thrifts & Mortgage Finance (1.4%)
Countrywide Financial Corp.	146,000	5,115,840

Total Financials		64,943,961

Health Care (22.8%)
Biotechnology (8.4%)
Amgen, Inc.*^	68,600	4,906,958
Celgene Corp.*^	54,300	2,351,190
Genentech, Inc.*^	172,180	14,239,286
Genzyme Corp.*	66,500	4,486,755
Gilead Sciences, Inc.*^	87,010	5,977,587

		31,961,776

Health Care Equipment & Supplies (4.1%)
Alcon, Inc.	27,980	3,203,710
Medtronic, Inc.	26,800	1,244,592
St. Jude Medical, Inc.*	36,000	1,270,440
Stryker Corp.	28,800	1,428,192
Varian Medical Systems, Inc.*	94,700	5,056,033
Zimmer Holdings, Inc.*	48,400	3,267,000

		15,469,967

Health Care Providers & Services (4.6%)
Caremark Rx, Inc.	90,350	5,120,135
Medco Health Solutions, Inc.*	17,070	1,026,078
UnitedHealth Group, Inc.	67,590	3,325,428
WellPoint, Inc.*	102,430	7,892,231

		17,363,872

Health Care Technology (0.3%)
Cerner Corp.*^	29,860	1,355,644

Pharmaceuticals (5.4%)
Abbott Laboratories	50,900	2,471,704
Eli Lilly & Co.	21,720	1,238,040
Johnson & Johnson^	68,800	4,467,872
Merck & Co., Inc.	91,060	3,815,414
Novartis AG (ADR)	51,700	3,021,348
Schering-Plough Corp.	71,200	1,572,808

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	120,440	$4,105,799

		20,692,985

Total Health Care		86,844,244

Industrials (7.8%)
Aerospace & Defense (3.0%)
Boeing Co.	73,540	5,798,629
United Technologies Corp.	87,140	5,520,319

		11,318,948

Air Freight & Logistics (1.2%)
Expeditors International of Washington, Inc.	71,600	3,191,928
FedEx Corp.	13,900	1,510,652

		4,702,580

Commercial Services & Supplies (0.2%)
Corporate Executive Board Co.	7,620	685,114

Electrical Equipment (0.4%)
Emerson Electric Co.	15,860	1,330,020

Industrial Conglomerates (2.5%)
General Electric Co.	273,610	9,658,433

Machinery (0.5%)
Danaher Corp.	29,600	2,032,632

Total Industrials		29,727,727

Information Technology (30.2%)
Communications Equipment (5.6%)
Cisco Systems, Inc.*	63,400	1,458,200
Corning, Inc.*	56,000	1,366,960
Motorola, Inc.	195,300	4,882,500
QUALCOMM, Inc.^	379,815	13,806,275

		21,513,935

Computers & Peripherals (7.2%)
Apple Computer, Inc.*^	132,920	10,238,828
Dell, Inc.*	84,450	1,928,838
Hewlett-Packard Co.	74,700	2,740,743
Network Appliance, Inc.*	277,035	10,253,065
SanDisk Corp.*^	14,700	787,038
Sun Microsystems, Inc.*	279,490	1,389,065

		27,337,577

Electronic Equipment & Instruments (0.4%)
Amphenol Corp., Class A	25,350	1,569,926

Internet Software & Services (7.4%)
eBay, Inc.*	218,170	6,187,301
Google, Inc., Class A*^	41,690	16,755,211
Yahoo!, Inc.*^	205,800	5,202,624

		28,145,136

IT Services (1.2%)
Cognizant Technology Solutions Corp., Class A*	33,600	2,488,416
Infosys Technologies Ltd. (ADR)^	28,380	1,354,578
Iron Mountain, Inc.*^	18,050	775,067

		4,618,061

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Micro Devices, Inc.*	140,390	3,488,691
Broadcom Corp., Class A*^	180,035	5,462,262
Intel Corp.	62,400	1,283,568
Marvell Technology Group Ltd.*^	169,300	3,279,341
NVIDIA Corp.*	56,440	1,670,060

		15,183,922

Software (4.4%)
Adobe Systems, Inc.*	39,225	1,468,976
Autodesk, Inc.*	66,820	2,324,000
Electronic Arts, Inc.*	31,730	1,766,726
Microsoft Corp.	115,600	3,159,348
Salesforce.com, Inc.*^	165,900	$5,952,492
SAP AG (Sponsored ADR)^	39,890	1,974,555

		16,646,097

Total Information Technology .		115,014,654

Materials (0.2%)
Chemicals (0.2%)
Monsanto Co.	15,540	730,535

Total Materials		730,535

Total Common Stocks (97.2%) (Cost $314,627,913)		369,887,403

	Principal Amount
SHORT-TERM INVESTMENTS
Short-Term Investments of Cash Collateral for Securities Loaned (12.0%)
Accredited Mortgage Loan Trust, Series 06-2 A1
5.37%, 6/27/08 (l)	$195,511	195,511
ASAP Funding Ltd.
5.37%, 10/10/06	653,949	653,949
5.33%, 10/19/06	1,348,334	1,348,334
Bavaria TRR Corp.
5.32%, 10/3/06	1,198,363	1,198,363
Cedar Springs Capital Co. LLC
5.29%, 10/5/06	900,767	900,767
5.30%, 10/5/06	1,350,356	1,350,356
Credit Suisse First Boston/London
5.30%, 10/2/06	2,257,546	2,257,546
Deutsche Bank/London
5.34%, 1/31/07 (l)	602,012	602,012
Fenway Funding LLC
5.33%, 10/20/06	752,781	752,781
Fifth Third Bancorp
5.31%, 10/29/07 (l)	90,302	90,302
Fortis Bank/Brussels
5.43%, 10/2/06	4,214,086	4,214,086
Goldman Sachs Group, Inc.
5.39%, 10/1/07 (l)	331,107	331,107
Harris Nesbit Corp.
5.42%, 10/2/06	1,505,031	1,505,031
Hartford Life, Inc.
5.46%, 10/1/07 (l)	240,805	240,805
Legacy Capital Co. LLC
5.29%, 10/10/06	519,312	519,312
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	1,113,723	1,113,723
Lehman Brothers, Inc.
5.53%, 12/29/06 (l)	105,352	105,352
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	150,503	150,503
5.37%, 1/28/08 (l)	903,018	903,018
New York Life Insurance Co.
5.41%, 12/29/06 (l)	752,515	752,515
Nomura Securities Co., Ltd.
5.43%, 10/2/06	18,110,229	18,110,229
Norinchukin Bank/London
5.35%, 10/2/06	2,709,055	2,709,055
5.29%, 10/10/06	1,505,031	1,505,031
Scaldis Capital LLC
5.29%, 10/27/06	1,498,421	1,498,421
Sumitomo Mitsui Banking Corp. N.Y.
5.32%, 11/1/06	1,505,031	1,505,031
Thames Asset Global Securitization, Inc.
5.29%, 10/10/06	544,437	544,437

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Three Pillars Funding Corp.
5.29%, 10/20/06	$663,081	$663,081

Total Short-Term Investments of Cash Collateral for Securities Loaned		45,720,658

Time Deposit (3.3%) JPMorgan Chase Nassau 4.78%, 10/2/06	12,674,359	12,674,359

Total Short-Term Investments (15.3%) (Cost/Amortized Cost $58,395,018)		58,395,017

Total Investments (112.5%) (Cost/Amortized Cost $373,022,931)		428,282,420
Other Assets Less Liabilities (-12.5%)		(47,708,392)

Net Assets (100%)		$380,574,028

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$151,327,774
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$140,858,259

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,944,256
Aggregate gross unrealized depreciation	(7,903,801)

Net unrealized appreciation	$54,040,455

Federal income tax cost of investments	$374,241,965

At September 30, 2006, the Portfolio had loaned securities with a total value of $44,317,849. This was secured by collateral of $45,720,658 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $112 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $2,087,567 which expires in the year 2012.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.6%)
Auto Components (0.1%)
Johnson Controls, Inc.	26,050	$1,868,827

Hotels, Restaurants & Leisure (3.1%)
Hilton Hotels Corp.	215,000	5,987,750
Intercontinental Hotels Group plc (ADR)	636,250	11,223,450
McDonald’s Corp.	665,800	26,046,096

		43,257,296

Household Durables (1.1%)
Fortune Brands, Inc.	100,100	7,518,511
Pulte Homes, Inc.^	185,000	5,894,100
Toll Brothers, Inc.*^	78,900	2,215,512

		15,628,123

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	88,510	2,013,603

Media (3.1%)
Comcast Corp., Special Class A*^	62,500	2,300,625
New York Times Co., Class A^	41,090	944,248
News Corp., Class A	486,800	9,565,620
Time Warner, Inc.	944,600	17,220,058
Viacom, Inc., Class B*	258,950	9,627,761
Walt Disney Co.	51,820	1,601,756
WPP Group plc	97,780	1,209,131

		42,469,199

Multiline Retail (0.8%)
Federated Department Stores, Inc.	65,730	2,840,193
Target Corp.	141,400	7,812,350

		10,652,543

Specialty Retail (1.8%)
Bed Bath & Beyond, Inc.*	89,500	3,424,270
Best Buy Co., Inc.	23,100	1,237,236
Home Depot, Inc.	385,740	13,990,790
Lowe’s Cos., Inc.	169,800	4,764,588
Sherwin-Williams Co.^	38,860	2,167,611

		25,584,495

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.*^	12,823	288,646
NIKE, Inc., Class B	60,220	5,276,476

		5,565,122

Total Consumer Discretionary		147,039,208

Consumer Staples (7.9%)
Beverages (0.5%)
Diageo plc	271,458	4,784,205
PepsiCo, Inc.	37,980	2,478,575

		7,262,780

Food & Staples Retailing (1.6%)
Wal-Mart Stores, Inc.	434,700	21,439,404

Food Products (0.8%)
Kellogg Co.	109,540	5,424,421
Nestle S.A. (Registered)	11,226	3,903,294
Sara Lee Corp.	102,590	1,648,621
Tyson Foods, Inc., Class A^	31,810	505,143

		11,481,479

Household Products (0.9%)
Procter & Gamble Co.	210,400	13,040,592

Tobacco (4.1%)
Altria Group, Inc.	714,830	54,720,237
Loews Corp.- Carolina Group	45,200	2,503,628

		57,223,865

Total Consumer Staples		110,448,120

Energy (10.8%)
Energy Equipment & Services (1.1%)
BJ Services Co.	74,900	$2,256,737
GlobalSantaFe Corp.^	38,900	1,944,611
Halliburton Co.	264,000	7,510,800
Nabors Industries Ltd.*^	98,600	2,933,350
Noble Corp.	11,330	727,159

		15,372,657

Oil, Gas & Consumable Fuels (9.7%)
Apache Corp.	52,040	3,288,928
BP plc (ADR)	110,160	7,224,293
Chevron Corp.	131,049	8,499,838
ConocoPhillips	239,740	14,271,722
Devon Energy Corp.	68,770	4,342,826
EOG Resources, Inc.	46,240	3,007,912
Exxon Mobil Corp.	724,510	48,614,621
Hess Corp.^	429,000	17,769,180
Noble Energy, Inc.^	105,650	4,816,583
Talisman Energy, Inc.	135,000	2,211,300
Total S.A. (Sponsored ADR)^	312,390	20,598,997

		134,646,200

Total Energy		150,018,857

Financials (28.7%)
Capital Markets (4.4%)
Bank of New York Co., Inc.	132,010	4,654,673
Franklin Resources, Inc.	31,440	3,324,780
Goldman Sachs Group, Inc.	139,520	23,602,599
Lehman Brothers Holdings, Inc.	49,320	3,642,775
Mellon Financial Corp.	99,900	3,906,090
Merrill Lynch & Co., Inc.^	130,570	10,213,185
Northern Trust Corp.^	100,000	5,843,000
UBS AG (Registered)	106,964	6,380,563

		61,567,665

Commercial Banks (1.5%)
PNC Financial Services Group, Inc.	90,760	6,574,655
SunTrust Banks, Inc.	125,690	9,713,323
Wachovia Corp.^	85,000	4,743,000

		21,030,978

Consumer Finance (0.3%)
American Express Co.	79,740	4,471,819

Diversified Financial Services (11.3%)
Bank of America Corp.	1,161,559	62,224,716
Citigroup, Inc.	1,151,350	57,187,554
JPMorgan Chase & Co.	814,800	38,263,008

		157,675,278

Insurance (9.4%)
ACE Ltd.	135,300	7,404,969
Aflac, Inc.	20,690	946,774
Allstate Corp.	271,580	17,036,213
American International
Group, Inc.	572,300	37,920,598
Aon Corp.^	438,450	14,850,302
Axis Capital Holdings Ltd.	76,000	2,636,440
Chubb Corp.	57,940	3,010,562
Genworth Financial, Inc.	121,680	4,260,017
Hartford Financial Services Group, Inc.	52,330	4,539,628
MetLife, Inc.^	265,050	15,023,034
St. Paul Travelers Cos., Inc.	487,649	22,865,862

		130,494,399

Thrifts & Mortgage Finance (1.8%)
Fannie Mae	388,460	21,718,798

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Freddie Mac	35,360	$2,345,429

		24,064,227

Total Financials		399,304,366

Health Care (9.5%)
Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	436,950	19,863,747

Health Care Providers & Services (1.6%)
CIGNA Corp.	20,570	2,392,702
UnitedHealth Group, Inc.	16,300	801,960
WellPoint, Inc.*	241,620	18,616,821

		21,811,483

Pharmaceuticals (6.5%)
Abbott Laboratories	55,120	2,676,627
Bristol-Myers Squibb Co.	327,900	8,171,268
Eli Lilly & Co.	195,640	11,151,480
Johnson & Johnson	199,600	12,962,024
Merck & Co., Inc.	298,730	12,516,787
Novartis AG (ADR)	444,500	25,976,580
Pfizer, Inc.	155,400	4,407,144
Wyeth	249,100	12,664,244

		90,526,154

Total Health Care		132,201,384

Industrials (11.6%)
Aerospace & Defense (4.3%)
Honeywell International, Inc.	432,450	17,687,205
Lockheed Martin Corp.	185,650	15,977,039
Northrop Grumman Corp.	153,850	10,472,569
United Technologies Corp.	248,560	15,746,276

		59,883,089

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	77,900	5,604,126

Building Products (0.6%)
Masco Corp.^	316,530	8,679,253

Electrical Equipment (0.9%)
Cooper Industries Ltd., Class A	30,990	2,640,968
Emerson Electric Co.	109,300	9,165,898
Rockwell Automation, Inc.	3,900	226,590

		12,033,456

Industrial Conglomerates (2.6%)
General Electric Co.	983,600	34,721,080
Tyco International Ltd.	40,810	1,142,272

		35,863,352

Machinery (0.9%)
Deere & Co.	135,940	11,406,725
Illinois Tool Works, Inc.	19,040	854,896

		12,261,621

Road & Rail (1.7%)
Burlington Northern Santa Fe Corp.	80,730	5,928,811
Con-way, Inc.^	7,370	330,324
CSX Corp.	409,900	13,457,017
Norfolk Southern Corp.	63,320	2,789,246
Union Pacific Corp.	23,200	2,041,600

		24,546,998

Trading Companies & Distributors (0.2%)
Finning International, Inc.	8,670	290,723
W.W. Grainger, Inc.	43,980	2,947,539

		3,238,262

Total Industrials		162,110,157

Information Technology (8.1%)
Communications Equipment (2.5%)
Cisco Systems, Inc.*	385,580	8,868,340
Juniper Networks, Inc.*^	55,200	953,856
Motorola, Inc.^	647,600	$16,190,000
QUALCOMM, Inc.	242,700	8,822,145

		34,834,341

Computers & Peripherals (2.2%)
Hewlett-Packard Co.	496,570	18,219,153
International Business Machines Corp.	103,600	8,488,984
Sun Microsystems, Inc.*	696,200	3,460,114

		30,168,251

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	148,150	4,843,024

IT Services (0.6%)
Accenture Ltd., Class A	178,050	5,645,965
Fiserv, Inc.*	45,600	2,147,304

		7,793,269

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.	44,070	1,295,217
Applied Materials, Inc.	471,600	8,361,468
Intel Corp.	177,110	3,643,153

		13,299,838

Software (1.6%)
BEA Systems, Inc.*	47,200	717,440
Microsoft Corp.	588,300	16,078,239
Oracle Corp.*	275,870	4,893,934
Symantec Corp.*^	45,350	965,048

		22,654,661

Total Information Technology		113,593,384

Materials (4.5%)
Chemicals (3.5%)
Air Products & Chemicals, Inc .	210,230	13,952,965
Dow Chemical Co.	89,120	3,473,898
E.I. du Pont de Nemours & Co.^	125,000	5,355,000
Imperial Chemical Industries plc (ADR)^	338,450	10,129,809
Nalco Holding Co.*	58,620	1,085,642
PPG Industries, Inc.	90,730	6,086,168
Praxair, Inc.	50,300	2,975,748
Syngenta AG (Registered)*	32,810	4,934,779

		47,994,009

Containers & Packaging (0.7%)
Smurfit-Stone Container Corp.*	78,980	884,576
Temple-Inland, Inc.	231,650	9,289,165

		10,173,741

Metals & Mining (0.1%)
Alcoa, Inc.	50,000	1,402,000

Paper & Forest Products (0.2%)
Bowater, Inc.^	11,500	236,555
International Paper Co.^	66,890	2,316,400

		2,552,955

Total Materials		62,122,705

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.^	218,200	7,104,592
BellSouth Corp.	73,300	3,133,575
Embarq Corp.	47,032	2,274,938
Verizon Communications, Inc.	181,840	6,751,719

		19,264,824

Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.	437,220	7,498,323
Vodafone Group plc	1,780,487	4,065,865

		11,564,188

Total Telecommunication Services		30,829,012

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (4.4%)
Electric Utilities (2.1%)
Entergy Corp.	260,920	$20,411,772
Exelon Corp.	15,280	925,051
FPL Group, Inc.^	146,720	6,602,400
PPL Corp.^	45,180	1,486,422

		29,425,645

Independent Power Producers & Energy Traders (0.2%)
TXU Corp.	42,800	2,675,856

Multi-Utilities (2.1%)
Dominion Resources, Inc.^	372,920	28,524,651
Public Service Enterprise Group, Inc.^	15,890	972,309

		29,496,960

Total Utilities		61,598,461

Total Common Stocks (98.3%) (Cost $ 1,248,071,699)		1,369,265,654

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.4%)
Jupiter Securization Corp. LLC
5.36%, 10/2/06 §(b)(p)	$5,993,000	5,991,215

Short-Term Investments of Cash Collateral for Securities Loaned (3.9%)
ACCR, Series 06-2 A1
5.37%, 6/27/08 (l)	229,986	229,986
ASAP Funding Ltd.
5.33%, 10/19/06	1,586,086	1,586,086
5.37%, 10/10/06	769,260	769,260
Bavaria TRR Corp.
5.32%, 10/3/06	1,409,670	1,409,670
Cedar Springs Capital Co. LLC
5.29%, 10/5/06	1,059,599	1,059,599
5.30%, 10/5/06	1,588,464	1,588,464
Credit Suisse First Boston/London
5.30%, 10/2/06	2,655,619	2,655,619
Deutsche Bank/London
5.34%, 1/31/07	708,165	708,165
Fenway Funding LLC
5.33%, 10/20/06	885,519	885,519
Fifth Third Bancorp
5.31%, 10/29/07 (l)	106,225	106,225
Fortis Bank/Brussels
5.43%, 10/2/06	4,957,154	4,957,154
Goldman Sachs Group, Inc.
5.39%, 10/1/07 (l)	389,491	389,491
Harris Nesbit Corp.
5.42%, 10/2/06	1,770,413	1,770,413
Hartford Life, Inc.
5.46%, 10/1/07 (l)	$283,266	$283,266
Legacy Capital Co. LLC
5.29%, 10/10/06	610,882	610,882
Lehman Brothers Bankhaus AG
5.32%, 12/12/06	1,310,105	1,310,105
Lehman Brothers, Inc.
5.53%, 12/29/06 (l)	123,929	123,929
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	177,041	177,041
5.37%, 1/28/08 (l)	1,062,248	1,062,248
New York Life Insurance Co.
5.41%, 12/29/06 (l)	885,206	885,206
Nomura Securities Co., Ltd.
5.43%, 10/2/06	21,303,600	21,303,600
Norinchukin Bank/London
5.29%, 10/10/06	1,770,413	1,770,413
5.35%, 10/2/06	3,186,743	3,186,743
Scaldis Capital LLC
5.29%, 10/27/06	1,762,638	1,762,638
Sumitomo Mitsui Banking Corp. N.Y.
5.32%, 11/1/06	1,770,413	1,770,413
Thames Asset Global Securitization, Inc.
5.29%, 10/10/06	640,437	640,437
Three Pillars Funding Corp.
5.29%, 10/20/06	780,002	780,002

Total Short-Term Investments of Cash Collateral for Securities Loaned		53,782,574

Time Deposit (1.6%)
JPMorgan Chase Nassau 4.78%, 10/2/06	22,037,628	22,037,628

Total Short-Term Investments (5.9%) (Cost/Amortized Cost $81,812,309)		81,811,417

Total Investments (104.2%) (Cost/Amortized Cost $1,329,884,008)		1,451,077,071
Other Assets Less Liabilities (-4.2%)		(58,010,120)

Net Assets (100%)		$1,393,066,951

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $5,991,215 or 0.43% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30,

2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,021,770,141
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$574,295,850

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,570,706
Aggregate gross unrealized depreciation	(16,169,922)

Net unrealized appreciation	$116,400,784

Federal income tax cost of investments	$1,334,676,287

At September 30, 2006, the Portfolio had loaned securities with a total value of $52,597,435. This was secured by collateral of $53,782,574 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $32,554 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Auto Components (1.0%)
Drew Industries, Inc.*^	68,400	$1,727,784
LKQ Corp.*^	166,800	3,664,596
Tenneco, Inc.*	64,460	1,507,719

		6,900,099

Diversified Consumer Services (1.9%)
ITT Educational Services, Inc.*	73,100	4,846,530
Jackson Hewitt Tax Service, Inc.	39,300	1,179,393
Laureate Education, Inc.*	13,400	641,324
Strayer Education, Inc.^	62,300	6,741,483

		13,408,730

Hotels, Restaurants & Leisure (5.9%)
BJ’s Restaurants, Inc.*^	57,700	1,269,977
Four Seasons Hotels, Inc.^	26,100	1,666,485
Gaylord Entertainment Co.*^	89,000	3,902,650
Hilton Hotels Corp.	10,800	300,780
International Game Technology	131,900	5,473,850
Marriott International, Inc., Class A	158,600	6,128,304
MGM MIRAGE*	91,900	3,629,131
Orient-Express Hotels Ltd.	210,300	7,861,014
Panera Bread Co., Class A*	71,700	4,176,525
Penn National Gaming, Inc.*	73,500	2,684,220
Red Lion Hotels Corp.*	57,100	614,396
Scientific Games Corp., Class A*	150,410	4,783,038
Station Casinos, Inc.^	4,400	254,452

		42,744,822

Household Durables (0.2%)
Garmin Ltd.^	10,700	521,946
Harman International Industries, Inc.	6,200	517,328
NVR, Inc.*^	410	219,350

		1,258,624

Internet & Catalog Retail (1.1%)
Coldwater Creek, Inc.*^	131,250	3,774,750
VistaPrint Ltd.*^	175,700	4,557,658

		8,332,408

Leisure Equipment & Products (0.8%)
MarineMax, Inc.*^	90,200	2,295,590
Pool Corp.^	88,500	3,407,250

		5,702,840

Media (0.5%)
Getty Images, Inc.*	60,000	2,980,800
XM Satellite Radio Holdings, Inc., Class A*	38,900	501,421

		3,482,221

Multiline Retail (0.0%)
Dollar General Corp	16,200	220,806

Specialty Retail (4.1%)
Advance Auto Parts, Inc.	8,600	283,284
Christopher & Banks Corp.	57,300	1,689,204
Cost Plus, Inc.*^	67,900	812,763
Dick’s Sporting Goods, Inc.*	156,700	7,132,984
GameStop Corp., Class A*^	197,780	9,153,259
HOT Topic, Inc.*^	94,300	1,050,502
J. Crew Group, Inc.*	62,200	1,870,354
Ross Stores, Inc.	9,700	246,477
Select Comfort Corp.*^	87,100	1,905,748
Tractor Supply Co.*^	30,400	1,467,104
Urban Outfitters, Inc.*^	209,300	3,702,517
Zumiez, Inc.*^	24,600	664,200

		29,978,396

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.*^	102,000	2,691,780
CROCS, Inc.*^	22,000	$746,900
Under Armour, Inc., Class A*^	53,400	2,137,068
Wolverine World Wide, Inc.	17,480	494,859

		6,070,607

Total Consumer Discretionary		118,099,553

Consumer Staples (1.7%)
Food Products (0.5%)
Bunge Ltd.^	10,300	596,885
Hain Celestial Group, Inc.*^	113,900	2,911,284

		3,508,169

Personal Products (1.2%)
Bare Escentuals, Inc.*	40,500	1,099,575
Herbalife Ltd.*	194,200	7,356,296

		8,455,871

Total Consumer Staples		11,964,040

Energy (7.2%)
Energy Equipment & Services (3.8%)
Cameron International Corp.*	71,300	3,444,503
CARBO Ceramics, Inc.^	18,700	673,761
Complete Production Services, Inc.*	78,400	1,547,616
Diamond Offshore Drilling, Inc.^	30,900	2,236,233
FMC Technologies, Inc.*	29,600	1,589,520
Global Industries Ltd.*^	154,700	2,407,132
Grant Prideco, Inc.*	173,000	6,579,190
National Oilwell Varco, Inc.*	69,119	4,046,917
Rowan Cos., Inc.	12,600	398,538
Seitel, Inc.*	259,600	952,732
Superior Energy Services, Inc.*	129,900	3,411,174

		27,287,316

Oil, Gas & Consumable Fuels (3.4%)
Alpha Natural Resources, Inc.*^	45,700	720,232
Aventine Renewable Energy Holdings, Inc.*^	55,600	1,189,284
Bill Barrett Corp.*^	159,700	3,922,232
Denbury Resources, Inc.*	146,170	4,224,313
EXCO Resources, Inc.*	82,700	1,026,307
Helix Energy Solutions Group, Inc.*^	97,300	3,249,820
Mariner Energy, Inc.*	83,000	1,524,710
Murphy Oil Corp.	7,500	356,625
Newfield Exploration Co.*	92,600	3,568,804
Range Resources Corp.	50,700	1,279,668
Southwestern Energy Co.*	14,400	430,128
Ultra Petroleum Corp.*	66,200	3,184,882
Western Refining, Inc.	7,800	181,272

		24,858,277

Total Energy		52,145,593

Financials (10.1%)
Capital Markets (3.9%)
Affiliated Managers Group, Inc.*^	41,900	4,194,609
Ares Capital Corp.^	73,910	1,287,512
Calamos Asset Management, Inc., Class A^	4,000	117,280
E*Trade Financial Corp.*	21,400	511,888
Federated Investors, Inc., Class B	14,700	497,007
GFI Group, Inc.*	84,500	4,672,005
Lazard Ltd., Class A^	101,500	4,057,970
Legg Mason, Inc.	46,100	4,649,646
Nuveen Investments, Inc., Class A	9,400	481,562
optionsXpress Holdings, Inc.^	141,300	3,939,444
SEI Investments Co.^	4,700	264,093
TD Ameritrade Holding Corp.	205,500	3,873,675

		28,546,691

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (1.5%)
Boston Private Financial Holdings, Inc.	2,400	$66,912
City National Corp./California	3,000	201,180
Cullen/Frost Bankers, Inc.	3,100	179,242
East West Bancorp, Inc.^	22,400	887,264
First Republic Bank/California	44,900	1,910,944
First State Bancorp/New Mexico^	31,446	816,653
Hancock Holding Co.^	11,200	599,760
Signature Bank/New York*	23,221	718,225
UCBH Holdings, Inc.^	85,837	1,498,714
UMB Financial Corp.^	14,700	537,579
Wachovia Corp.	2,239	124,936
Western Alliance Bancorp*^	49,400	1,625,260
Whitney Holding Corp.	41,658	1,490,107

		10,656,776

Diversified Financial Services (1.0%)
CBOT Holdings, Inc., Class A*^	30,800	3,720,332
Financial Federal Corp.^	46,200	1,238,160
IntercontinentalExchange, Inc.*	1,200	90,084
Primus Guaranty Ltd.*^	165,600	2,005,416

		7,053,992

Insurance (1.0%)
Ambac Financial Group, Inc.	65,700	5,436,675
Brown & Brown, Inc.	600	18,336
Max Re Capital Ltd.^	41,000	941,360
National Financial Partners Corp.^	28,800	1,181,664

		7,578,035

Real Estate Investment Trusts (REIT) (1.0%)
CapitalSource, Inc. (REIT)	97,274	2,511,615
FelCor Lodging Trust, Inc. (REIT)	80,500	1,614,025
Innkeepers USA Trust (REIT)	94,600	1,541,034
LaSalle Hotel Properties (REIT)	37,400	1,620,916

		7,287,590

Real Estate Management & Development (1.1%)
CB Richard Ellis Group, Inc., Class A*	323,750	7,964,250
Jones Lang LaSalle, Inc.	1,300	111,124

		8,075,374

Thrifts & Mortgage Finance (0.6%)
Clayton Holdings, Inc.*^	187,044	2,351,143
Doral Financial Corp.^	162,600	1,071,534
Franklin Bank Corp./Texas*^	36,700	729,596

		4,152,273

Total Financials		73,350,731

Health Care (17.1%)
Biotechnology (4.0%)
Angiotech Pharmaceuticals, Inc.*^	97,100	851,567
BioMarin Pharmaceutical, Inc.*^	125,500	1,785,865
Celgene Corp.*	129,200	5,594,360
Coley Pharmaceutical Group, Inc.*^	107,800	1,231,076
Cubist Pharmaceuticals, Inc.*^	86,500	1,880,510
Digene Corp.*^	45,500	1,963,325
Keryx Biopharmaceuticals, Inc.*^	92,100	1,089,543
Myogen, Inc.*^	46,500	1,631,220
Myriad Genetics, Inc.*^	79,500	1,959,675
Panacos Pharmaceuticals, Inc.*^	45,500	225,680
PDL BioPharma, Inc.*^	204,600	3,928,320
Senomyx, Inc.*^	172,700	2,654,399
Telik, Inc.*^	115,000	2,045,850
Trimeris, Inc.*^	99,400	874,720
Vanda Pharmaceuticals, Inc.*^	58,500	543,465
ZymoGenetics, Inc.*^	32,100	$541,527

		28,801,102

Health Care Equipment & Supplies (4.7%)
American Medical Systems Holdings, Inc.*	106,000	1,953,580
ArthroCare Corp.*^	93,700	4,390,782
C.R. Bard, Inc	52,540	3,940,500
Cynosure, Inc., Class A*	9,800	142,100
Cytyc Corp.*	165,900	4,061,232
DexCom, Inc.*^	202,400	2,252,712
Gen-Probe, Inc.*	95,885	4,496,048
Greatbatch, Inc.*^	21,400	484,068
Intuitive Surgical, Inc.*	2,400	253,080
Kyphon, Inc.*^	77,500	2,900,050
Meridian Bioscience, Inc.^	113,600	2,670,736
Mindray Medical International Ltd. (ADR)*^	23,900	398,891
ResMed, Inc.*^	132,900	5,349,225
Stereotaxis, Inc.*^	9,100	94,185
Varian Medical Systems, Inc.*	12,700	678,053
Wright Medical Group, Inc.*	4,600	111,550

		34,176,792

Health Care Providers & Services (4.1%)
Community Health Systems, Inc.*	18,700	698,445
Coventry Health Care, Inc.*	10,600	546,112
Express Scripts, Inc.*	5,600	422,744
Henry Schein, Inc.*	82,800	4,151,592
LCA-Vision, Inc.^	53,900	2,226,609
Omnicare, Inc.	7,900	340,411
Psychiatric Solutions, Inc.*^	292,626	9,975,620
RehabCare Group, Inc.*	54,700	716,570
VCA Antech, Inc.*^	235,200	8,481,312
WellCare Health Plans, Inc.*	37,508	2,124,078

		29,683,493

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.*^	113,600	2,550,320
TriZetto Group, Inc.*^	221,500	3,353,510

		5,903,830

Life Sciences Tools & Services (2.6%)
Covance, Inc.*	105,200	6,983,176
Fisher Scientific International, Inc.*	4,100	320,784
ICON plc (ADR)*	35,500	2,505,590
Molecular Devices Corp.*	51,700	955,933
Nektar Therapeutics*^	65,900	949,619
Parexel International Corp.*^	64,100	2,121,069
Pharmaceutical Product Development, Inc.	10,700	381,883
Varian, Inc.*	42,200	1,935,714
Ventana Medical Systems, Inc.*^	50,300	2,053,749
Waters Corp.*	12,900	584,112

		18,791,629

Pharmaceuticals (0.9%)
Adams Respiratory Therapeutics, Inc.*^	42,900	1,569,711
Endo Pharmaceuticals Holdings, Inc.*	15,600	507,780
Impax Laboratories, Inc.*	97,600	641,232
Kos Pharmaceuticals, Inc.*^	6,200	306,404
Medicines Co.*^	94,600	2,134,176
Penwest Pharmaceuticals Co.*^	84,600	1,408,590

		6,567,893

Total Health Care		123,924,739

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (15.8%)
Aerospace & Defense (2.1%)
Argon ST, Inc.*^	95,254	$2,283,239
Empresa Brasileira de Aeronautica S.A. (ADR)^	15,200	596,904
Hexcel Corp.*^	272,100	3,850,215
K&F Industries Holdings, Inc.*^	29,200	548,376
Precision Castparts Corp.	112,200	7,086,552
Rockwell Collins, Inc.	11,123	609,985

		14,975,271

Air Freight & Logistics (1.7%)
CH Robinson Worldwide, Inc.	6,500	289,770
Expeditors International of Washington, Inc.	13,100	583,998
Forward Air Corp.^	58,850	1,947,346
UTi Worldwide, Inc.^	340,134	9,513,548

		12,334,662

Airlines (0.4%)
JetBlue Airways Corp.*^	155,850	1,444,729
Republic Airways Holdings, Inc.*	92,000	1,427,840

		2,872,569

Building Products (0.3%)
PGT, Inc.*^	158,100	2,222,886

Commercial Services & Supplies (5.6%)
Administaff, Inc.^	104,600	3,525,020
American Reprographics Co.*^	136,800	4,385,808
CDI Corp.^	9,200	190,532
Corporate Executive Board Co.	44,500	4,000,995
CoStar Group, Inc.*	1,600	66,112
Global Cash Access Holdings, Inc.*^	149,305	2,253,012
Herman Miller, Inc.	6,400	218,944
Knoll, Inc.	122,800	2,480,560
LECG Corp.*^	78,200	1,467,032
Monster Worldwide, Inc.*	139,150	5,035,839
Resources Connection, Inc.*^	173,710	4,653,691
Robert Half International, Inc.	12,300	417,831
Stericycle, Inc.*^	168,100	11,731,699

		40,427,075

Construction & Engineering (1.2%)
Fluor Corp.	62,400	4,797,936
Granite Construction, Inc.	70,400	3,755,840

		8,553,776

Electrical Equipment (0.4%)
Ametek, Inc.	77,600	3,379,480

Machinery (2.1%)
Flowserve Corp.*	28,600	1,446,874
IDEX Corp.^	79,050	3,403,102
Joy Global, Inc.	97,700	3,674,497
Kennametal, Inc.	9,800	555,170
Lincoln Electric Holdings, Inc.	61,400	3,343,230
Manitowoc Co., Inc.	36,700	1,643,793
Oshkosh Truck Corp.	9,300	469,371
Terex Corp.*	11,800	533,596

		15,069,633

Marine (0.2%)
American Commercial Lines, Inc.*	24,600	1,462,470

Road & Rail (0.4%)
JB Hunt Transport Services, Inc.	21,100	438,247
Knight Transportation, Inc.^	139,050	2,356,898

		2,795,145

Trading Companies & Distributors (1.4%)
Beacon Roofing Supply, Inc.*^	63,350	1,282,204
Fastenal Co.^	122,700	4,732,539
MSC Industrial Direct Co.	84,100	3,426,234
WESCO International, Inc.*	9,200	$533,876

		9,974,853

Total Industrials		114,067,820

Information Technology (21.7%)
Communications Equipment (2.7%)
Arris Group, Inc.*	171,330	1,963,442
Ciena Corp.*	108,957	2,969,076
Comverse Technology, Inc.*	206,200	4,420,928
F5 Networks, Inc.*	33,000	1,772,760
Harris Corp.	25,200	1,121,148
Ixia*^	189,000	1,683,990
NETGEAR, Inc.*^	41,700	858,603
Redback Networks, Inc.*	143,600	1,993,168
Riverbed Technology, Inc.*	12,200	237,900
ViaSat, Inc.*	94,100	2,360,028

		19,381,043

Computers & Peripherals (1.8%)
Electronics for Imaging, Inc.*	193,900	4,436,432
Logitech International S.A. (ADR)*^	18,500	402,560
Network Appliance, Inc.*	142,200	5,262,822
Rackable Systems, Inc.*^	55,200	1,510,824
Xyratex Ltd.*^	53,900	1,027,334

		12,639,972

Electronic Equipment & Instruments (2.3%)
Amphenol Corp., Class A	89,610	5,549,547
Flir Systems, Inc.*^	109,300	2,968,588
Jabil Circuit, Inc.	11,500	328,555
Mettler-Toledo
International, Inc.*	6,300	416,745
National Instruments Corp.	60,050	1,641,767
Tektronix, Inc.	99,900	2,890,107
Trimble Navigation Ltd.*	57,850	2,723,578

		16,518,887

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*^	10,200	509,898
aQuantive, Inc.*^	242,800	5,734,936
Ariba, Inc.*^	161,400	1,208,886
Entrust, Inc.*	250,800	867,768
Marchex, Inc., Class B*^	106,900	1,639,846
ValueClick, Inc.*^	83,000	1,538,820
VeriSign, Inc.*	13,000	262,600

		11,762,754

IT Services (2.9%)
Alliance Data Systems Corp.*	76,000	4,194,440
BearingPoint, Inc.*^	183,700	1,443,882
Cognizant Technology Solutions Corp., Class A*	68,400	5,065,704
Global Payments, Inc.	5,900	259,659
Heartland Payment Systems, Inc.^	50,800	1,320,800
Iron Mountain, Inc.*^	65,100	2,795,394
RightNow Technologies, Inc.*^	75,500	1,178,555
Sapient Corp.*^	493,300	2,688,485
VeriFone Holdings, Inc.*^	81,000	2,312,550

		21,259,469

Semiconductors & Semiconductor Equipment (6.7%)
Altera Corp.*	16,200	297,756
Atheros Communications, Inc.*^	112,400	2,037,812
Exar Corp.*^	160,400	2,131,716
FormFactor, Inc.*^	40,700	1,714,691
Integrated Device Technology, Inc.*	551,700	8,860,302
Intersil Corp., Class A	97,700	2,398,535
Lam Research Corp.*	35,050	1,588,817
Microchip Technology, Inc.	21,900	709,998
Microsemi Corp.*^	202,100	3,809,585

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Microtune, Inc.*^	132,100	$642,006
Netlogic Microsystems, Inc.*^	72,600	1,841,862
NVIDIA Corp.*	161,400	4,775,826
PMC-Sierra, Inc.*^	312,800	1,858,032
Power Integrations, Inc.*^	113,500	2,224,600
Semtech Corp.*	90,100	1,149,676
Silicon Laboratories, Inc.*	207,500	6,436,650
SiRF Technology Holdings, Inc.*^	50,400	1,209,096
Trident Microsystems, Inc.*^	53,500	1,244,410
Varian Semiconductor Equipment Associates, Inc.*	105,150	3,859,005

		48,790,375

Software (3.7%)
Activision, Inc.*	465,353	7,026,830
Amdocs Ltd.*	152,255	6,029,298
Blackbaud, Inc.	29,000	637,710
Commvault Systems, Inc.*^	98,700	1,776,600
Hyperion Solutions Corp.*	15,350	529,268
Micros Systems, Inc.*	34,700	1,697,524
Nuance Communications, Inc.*^	224,800	1,836,616
Quest Software, Inc.*^	196,900	2,811,732
Salesforce.com, Inc.*	3,300	118,404
THQ, Inc.*^	48,400	1,411,828
TIBCO Software, Inc.*	173,700	1,559,826
Witness Systems, Inc.*^	78,700	1,379,611

		26,815,247

Total Information Technology		157,167,747

Materials (2.1%)
Chemicals (0.6%)
Cabot Corp.^	27,883	1,037,247
FMC Corp.	28,800	1,845,216
Minerals Technologies, Inc.	21,600	1,153,440

		4,035,903

Construction Materials (0.9%)
Headwaters, Inc.*^	59,800	1,396,330
Martin Marietta Materials, Inc.	58,300	4,933,346

		6,329,676

Metals & Mining (0.6%)
Allegheny Technologies, Inc.	47,820	2,973,926
RTI International Metals, Inc.*^	38,200	1,664,756

		4,638,682

Total Materials		15,004,261

Telecommunication Services (4.8%)
Diversified Telecommunication Services (1.8%)
NeuStar, Inc., Class A*	151,300	4,198,575
Time Warner Telecom, Inc., Class A*^	481,624	9,155,672

		13,354,247

Wireless Telecommunication Services (3.0%)
American Tower Corp., Class A*	229,400	8,373,100
Crown Castle International Corp.*	12,200	429,928
NII Holdings, Inc.*	159,100	9,889,656
SBA Communications Corp., Class A*	112,500	2,737,125

		21,429,809

Total Telecommunication Services		34,784,056

Utilities (0.1%)
Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	7,700	455,840

Total Utilities		455,840

Total Common Stocks (96.9%) (Cost $641,409,349)		700,964,380

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (27.7%)
Accredited Mortgage Loan Trust
5.37%, 6/27/08 (l)	$856,289	$856,289
ASAP Funding Ltd.
5.37%, 10/10/06	2,864,127	2,864,127
5.33%, 10/19/06	5,905,351	5,905,351
Bavaria TRR Corp.
5.32%, 10/3/06	5,248,517	5,248,517
Cedar Springs Capital Co. LLC
5.29%, 10/5/06	3,945,124	3,945,124
5.30%, 10/5/06	5,914,205	5,914,205
Credit Suisse First Boston, London
5.30%, 10/2/06	9,887,462	9,887,462
Deutsche Bank/London
5.34%, 1/31/07 (l)	2,636,657	2,636,657
Fenway Funding LLC
5.33%, 10/20/06	3,296,985	3,296,985
Fifth Third Bancorp
5.31%, 10/29/07 (l)	395,498	395,498
Fortis Bank, Brussels
5.43%, 10/2/06	18,456,596	18,456,596
Goldman Sachs Group, Inc.
5.39%, 10/1/07 (l)	1,450,161	1,450,161
Harris Nesbit Corp.
5.42%, 10/2/06	6,591,641	6,591,641
Hartford Life, Inc.
5.46%, 10/1/07 (l)	1,054,663	1,054,663
Legacy Capital Co. LLC
5.29%, 10/10/06	2,274,451	2,274,451
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	4,877,815	4,877,815
Lehman Brothers, Inc.
5.53%, 12/29/06 (l)	461,415	461,415
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	659,164	659,164
5.37%, 1/28/08 (l)	3,954,985	3,954,985
New York Life Insurance Co.
5.41%, 12/29/06 (l)	3,295,821	3,295,821
Nomura Securities Co., Ltd.
5.43%, 10/2/06	79,318,063	79,318,063
Norinchukin Bank/London
5.35%, 10/2/06	11,864,955	11,864,955
5.29%, 10/10/06	6,591,641	6,591,641
Scaldis Capital LLC
5.29%, 10/27/06	6,562,693	6,562,693
Sumitomo Mitsui Banking Corp. N.Y.
5.32%, 11/1/06	6,591,641	6,591,641
Thames Asset Global Securitization, Inc.
5.29%, 10/10/06	2,384,490	2,384,490
Three Pillars Funding
5.29%, 10/20/06	2,904,123	2,904,123

Total Short-Term Investments of Cash Collateral for Securities Loaned		200,244,533

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (2.4%)
JPMorgan Chase Nassau
4.78%, 10/2/06	$17,289,723	$17,289,723

Total Short-Term Investments (30.1%) (Cost/Amortized Cost $217,534,255)		217,534,256

Total Investments (127.0%) (Cost/Amortized Cost $858,943,604)		918,498,636
Other Assets Less Liabilities (-27.0%)		(195,216,829)

Net Assets (100%)		$723,281,807

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(1)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR	— American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$426,373,522
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$451,021,304

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,750,275
Aggregate gross unrealized depreciation	(36,224,666)

Net unrealized appreciation	$55,525,609

Federal income tax cost of investments	$862,973,027

At September 30, 2006, the Portfolio had loaned securities with a total value of $195,138,971. This was secured by collateral of $200,244,533 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $315,578, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $1,919 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.4%)
Auto Components (1.3%)
Aftermarket Technology Corp.*	17,332	$307,816
American Axle & Manufacturing Holdings, Inc.^	138,200	2,306,558
Autoliv, Inc.	53,553	2,951,306
Bandag, Inc.^	2,170	89,057
BorgWarner, Inc.	55,500	3,172,935
Compagnie Generale des Etablissements Michelin, Class B (Registered)	15,770	1,154,650
Spartan Motors, Inc.^	620	11,675
TRW Automotive Holdings Corp.*	68,606	1,651,346

		11,645,343

Automobiles (0.0%)
Thor Industries, Inc.^	4,640	191,029

Distributors (0.0%)
Coast Distribution System	5,400	52,164
Source Interlink Cos., Inc.*	36,663	348,298

		400,462

Diversified Consumer Services (0.8%)
Carriage Services, Inc.*^	8,780	40,915
CPI Corp.	200	9,708
Jackson Hewitt Tax Service, Inc.	7,130	213,971
Nobel Learning Communities, Inc.*	170	1,751
Regis Corp.^	175,800	6,302,430
Service Corp. International	28,606	267,180
Stewart Enterprises, Inc., Class A	96,673	566,504

		7,402,459

Hotels, Restaurants & Leisure (1.8%)
Benihana, Inc.*	30	867
Bob Evans Farms, Inc.	2,420	73,278
Brinker International, Inc.	25,790	1,033,921
Canterbury Park Holding Corp.	210	2,661
CBRL Group, Inc.	34,120	1,379,471
Cheesecake Factory, Inc.*^	243,700	6,626,203
Dover Motorsports, Inc.^	400	2,168
Frisch’s Restaurants, Inc.	3,000	72,120
ILX Resorts, Inc.	1,460	13,286
Interstate Hotels & Resorts, Inc.*	28,520	307,446
J. Alexander’s Corp.	4,450	38,715
Jack in the Box, Inc.*	4,150	216,547
Landry’s Restaurants, Inc.^	260	7,839
Lodgian, Inc.*	28,460	377,949
Marcus Corp.^	10,860	249,454
Mexican Restaurants, Inc.*	300	3,075
Nathan’s Famous, Inc.*	4,000	54,000
O’Charley’s, Inc.*	2,010	38,130
Pinnacle Entertainment, Inc.*^	61,100	1,718,132
Red Lion Hotels Corp.*	2,800	30,128
Ruby Tuesday, Inc.^	115,700	3,261,583
Silverleaf Resorts, Inc.*	200	764
Speedway Motorsports, Inc.	5,230	190,424
Steak n Shake Co.*^	13,480	227,677

		15,925,838

Household Durables (2.2%)
American Biltrite, Inc.*	1,618	16,180
Avatar Holdings, Inc.*^	4,778	282,189
Basset Furniture Industries, Inc.^	24,947	405,139
Black & Decker Corp.^	36,000	2,856,600
Cavalier Homes, Inc.*	13,370	42,650
Chromcraft Revington, Inc.*	11,500	113,620
Cobra Electronics Corp.	4,400	37,400
CSS Industries, Inc.^	1,510	$44,877
Decorator Industries, Inc.^	2,100	18,354
Ethan Allen Interiors, Inc.^	45,000	1,559,700
Furniture Brands International, Inc.^	52,599	1,001,485
Hooker Furniture Corp.^	13,760	201,722
Interface, Inc., Class A*	700	9,016
Kimball International, Inc., Class B	361	6,967
La-Z-Boy, Inc.^	27,970	390,461
Leggett & Platt, Inc.	139,000	3,479,170
MITY Enterprises, Inc.*	80	1,456
National Presto Industries, Inc.^	5,600	309,512
Newell Rubbermaid, Inc.	95,000	2,690,400
P&F Industries, Inc., Class A*	719	7,392
Skyline Corp.	1,180	45,088
Stanley Works	114,320	5,698,852
Universal Electronics, Inc.*^	3,077	58,463

		19,276,693

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*^	30,600	160,956
Blair Corp.	5,531	142,700
GSI Commerce, Inc.*^	3,055	45,336
Systemax, Inc.*^	15,194	243,408

		592,400

Leisure Equipment & Products (0.2%)
Callaway Golf Co.^	74,800	980,628
Cybex International, Inc.*^	4,980	33,117
GameTech International, Inc.*	5,305	52,997
JAKKS Pacific, Inc.*^	35,192	627,473
Oakley, Inc.	430	7,332

		1,701,547

Media (2.5%)
Cinram International Income Fund	366,700	7,346,161
Dow Jones & Co., Inc.^	108,370	3,634,730
Entercom Communications Corp.^	135,600	3,417,120
Media General, Inc., Class A	4,400	165,968
R.H. Donnelley Corp.	135,995	7,194,136
RCN Corp.*	24,937	705,717
Regent Communications, Inc.*^	14,843	56,255
World Wrestling Entertainment, Inc.^	3,600	59,148

		22,579,235

Multiline Retail (1.3%)
Big Lots, Inc.*^	57,030	1,129,764
Dillards, Inc., Class A^	63,400	2,075,082
Federated Department Stores, Inc.	182,030	7,865,516
Gottschalks, Inc.*	6,604	59,370

		11,129,732

Specialty Retail (2.6%)
Aaron Rents, Inc.^	2,950	67,791
AnnTaylor Stores Corp.*	71,350	2,986,711
Asbury Automotive Group, Inc.	17,000	350,200
Barnes & Noble, Inc.	1,260	47,804
Books-A-Million, Inc.^	31,300	558,705
Cato Corp., Class A	9,600	210,336
Charlotte Russe Holding, Inc.*	9,068	249,733
Charming Shoppes, Inc.*^	200,830	2,867,852
DEB Shops, Inc.^	300	7,692
Foot Locker, Inc.	218,100	5,507,025
Franklin Covey Co.*	100	549
Gap, Inc.	371,400	7,038,030
Guess?, Inc.*^	239	11,599

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Gymboree Corp.*^	2,290	$96,592
Hastings Entertainment, Inc.*	3,294	22,235
Haverty Furniture Cos., Inc.^	30,650	488,867
Jennifer Convertibles, Inc.*	100	616
Lithia Motors, Inc., Class A^	15,780	390,082
Office Depot, Inc.*	23,100	917,070
Rent-A-Center, Inc.*	1,280	37,491
Rex Stores Corp.*	1,080	15,228
Shoe Carnival, Inc.*	7,270	183,349
Sport Chalet, Inc., Class A*	78	718
Stage Stores, Inc.^	32,754	961,002

		23,017,277

Textiles, Apparel & Luxury Goods (1.6%)
Brown Shoe Co., Inc.	14,925	534,912
Culp, Inc.*	3,330	18,482
Cutter & Buck, Inc.	740	7,156
Delta Apparel, Inc.^	3,500	68,285
Hallwood Group, Inc.*	1,400	131,600
Hampshire Group Ltd.*	6,189	76,620
Jones Apparel Group, Inc.	202,310	6,562,936
Lacrosse Footwear, Inc.*	102	1,247
Movado Group, Inc.^	22,900	582,118
Perry Ellis International, Inc.*	3,200	98,816
Phillips-Van Heusen Corp.	46,100	1,925,597
R.G. Barry Corp.*	100	660
Steven Madden Ltd.^	150	5,886
Stride Rite Corp.	29,860	416,846
Superior Uniform Group, Inc.	100	1,241
V.F. Corp.	22,700	1,655,965
Velcro Industries N.V.	800	11,216
Weyco Group, Inc.^	6,506	145,539
Wolverine World Wide, Inc.	53,680	1,519,681

		13,764,803

Total Consumer Discretionary		127,626,818

Consumer Staples (2.9%)
Beverages (0.5%)
Hansen Natural Corp.*^	350	11,368
Molson Coors Brewing Co., Class B	57,600	3,968,640
National Beverage Corp.^	8,400	100,044
PepsiAmericas, Inc.	13,337	284,612

		4,364,664

Food & Staples Retailing (0.3%)
Great Atlantic & Pacific Tea Co., Inc.^	240	5,779
Longs Drug Stores Corp.	50,390	2,318,444
Smart & Final, Inc.*^	6,870	117,271
Spartan Stores, Inc.^	3,286	55,533
Village Super Market, Inc., Class A^	100	6,690
Weis Markets, Inc.^	14,700	585,060

		3,088,777

Food Products (2.1%)
Bunge Ltd.^	85,300	4,943,135
Corn Products International, Inc.	71,720	2,333,769
Del Monte Foods Co.	125,855	1,315,185
Flowers Foods, Inc.^	12,075	324,576
J & J Snack Foods Corp.^	1,206	37,507
Lance, Inc.^	39,170	862,523
Ralcorp Holdings, Inc.*	40,530	1,954,762
Reddy Ice Holdings, Inc.	1,680	40,656
Seaboard Corp.^	680	819,400
Smithfield Foods, Inc.*	131,400	3,550,428
Tasty Baking Co.^	6,741	61,545
Tyson Foods, Inc., Class A	128,500	2,040,580

		18,284,066

Household Products (0.0%)
Oil-Dri Corp. of America	9,625	$145,819

Personal Products (0.0%)
CCA Industries, Inc.	100	965
Natural Alternatives International, Inc.*	400	3,676
Parlux Fragrances, Inc.*^	7,400	37,666
Schiff Nutrition International, Inc.*	21,600	150,336

		192,643

Total Consumer Staples		26,075,969

Energy (3.5%)
Energy Equipment & Services (1.6%)
Cameron International Corp.*	57,400	2,772,994
Dawson Geophysical Co.*^	2,640	78,408
Lufkin Industries, Inc.	3,940	208,505
NATCO Group, Inc.*^	27,500	792,000
Oceaneering International, Inc.*	32,078	988,002
Oil States International, Inc.*	27,380	752,950
Pride International, Inc.*	100,883	2,766,212
SBM Offshore N.V.	29,238	793,708
SEACOR Holdings, Inc.*^	10,660	879,450
Tetra Technologies, Inc.*	21,300	514,608
Tidewater, Inc.	4,400	194,436
Todco*^	8,140	281,644
Veritas DGC, Inc.*	250	16,455
W-H Energy Services, Inc.*	22,610	937,637
Weatherford International Ltd.*	58,800	2,453,136

		14,430,145

Oil, Gas & Consumable Fuels (1.9%)
Adams Resources & Energy, Inc.	760	26,486
Arch Coal, Inc.	76,000	2,197,160
Bois d’Arc Energy, Inc.*	400	6,120
Callon Petroleum Co.*^	23,800	322,728
Cimarex Energy Co.	10,961	385,718
Copano Energy LLC	100	5,379
Frontier Oil Corp.	36,940	981,865
Mariner Energy, Inc.*	68,412	1,256,728
Murphy Oil Corp.	60,710	2,886,761
Newfield Exploration Co.*	82,800	3,191,112
Noble Energy, Inc.	81,800	3,729,262
Overseas Shipholding Group	14,512	896,406
Swift Energy Co.*^	900	37,638
Tesoro Corp.	240	13,915
Teton Energy Corp.*^	100	485
Western Refining, Inc.^	32,300	750,652
Whiting Petroleum Corp.*^	1,590	63,759

		16,752,174

Total Energy		31,182,319

Financials (20.5%)
Capital Markets (2.4%)
A.G. Edwards, Inc.	68,100	3,628,368
Affiliated Managers Group, Inc.*^	33,700	3,373,707
Apollo Investment Corp.^	248,100	5,088,531
Federated Investors, Inc., Class B	191,700	6,481,377
Knight Capital Group, Inc., Class A*	59,016	1,074,091
Raymond James Financial, Inc.	24,750	723,690
SWS Group, Inc.^	28,510	709,614

		21,079,378

Commercial Banks (3.2%)
Alabama National Bancorp^	3,784	258,258
Amcore Financial, Inc.^	30,500	923,845

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
American Community Bancshares, Inc.	2,550	$28,917
Ameris Bancorp^	9,096	247,502
Auburn National Bancorp, Inc.	1,500	40,500
BancFirst Corp.^	10,442	487,850
Banco Latinoamericano de Exportaciones S.A.	7,150	111,683
Bancorpsouth, Inc.^	12,910	358,382
Bank of Granite Corp.^	550	9,642
Banner Corp.^	640	26,266
Bar Harbor Bankshares	427	12,725
BNCCORP, Inc.*	3,609	43,849
BOE Financial Services of Virginia, Inc.	1,200	37,080
Britton & Koontz Capital Corp.	1,352	26,229
Brunswick Bancorp*	1,120	14,168
Bryn Mawr Bank Corp.	6,000	132,600
Capital Bank Corp.	100	1,757
CCF Holding Co.^	1,013	20,199
Central Virginia Bankshares, Inc.	862	23,489
City National Corp./California	11,700	784,602
Codorus Valley Bancorp, Inc.	231	4,528
Columbia Banking System, Inc.	80	2,561
Comm Bancorp, Inc.	300	12,000
Commerce Bancorp, Inc./ New Jersey^	83,250	3,056,107
Community Bank Shares of Indiana, Inc.	880	19,448
Community Capital Corp.	420	8,900
Community West Bancshares	3,471	53,627
Cowlitz Bancorp*	2,300	37,513
Desert Community Bank/California	440	7,960
ECB Bancorp, Inc.	1,000	32,300
Exchange National Bancshares, Inc.	350	10,640
Fidelity Southern Corp.	130	2,353
First Citizens BancShares, Inc./North Carolina, Class A^	7,500	1,433,250
First Indiana Corp.^	875	22,759
First M&F Corp.	3,000	54,840
First Mariner Bancorp, Inc.*	370	7,197
First Regional Bancorp/California*^	678	23,099
First West Virginia Bancorp, Inc.	240	4,680
FirstMerit Corp.	86,539	2,005,109
FNB Corp./Virginia^	360	12,964
FNB Financial Services Corp.	2,031	29,957
FNB United Corp.^	3,360	62,597
Habersham Bancorp	500	12,175
HF Financial Corp.	7,656	124,410
Horizon Bancorp/Indiana	3,300	85,800
Huntington Bancshares, Inc./Ohio	140,700	3,366,951
Integra Bank Corp.	8,732	220,745
Intervest Bancshares Corp.*^	3,100	135,036
Leesport Financial Corp.	1,777	41,226
LSB Bancshares, Inc./North Carolina	2,000	34,100
Marshall & Ilsley Corp.	127,100	6,123,678
Merrill Merchants Bancshares, Inc.	3,600	86,976
MidWestOne Financial Group, Inc.	4,700	89,770
National Bankshares, Inc.	880	20,064
National Mercantile Bancorp*^	875	10,500
Northrim BanCorp, Inc.^	2,593	68,455
Northway Financial, Inc.	300	10,050
Pacific Capital BanCorp	5,456	$147,148
Peoples Bancorp of North Carolina, Inc.	3,514	94,913
Peoples Bancorp, Inc./Ohio^	231	6,752
Peoples Banctrust Co., Inc.	2,470	46,559
Pinnacle Bancshares, Inc.	1,800	26,280
Princeton National Bancorp, Inc.	3,810	125,730
Renasant Corp.^	6,892	193,458
Republic First Bancorp, Inc.*	10,149	134,576
Royal Bancshares of Pennsylvania, Inc., Class A^	2,100	56,889
Rurban Financial Corp.	200	2,312
Simmons First National Corp., Class A	6,520	189,145
Sterling Bancshares, Inc./Texas	100	2,025
Sterling Financial Corp./Pennsylvania^	4,221	92,820
Superior Bancorp*^	5,000	57,500
SVB Financial Group*^	106,743	4,765,008
Team Financial, Inc.	3,300	49,533
Tompkins Trustco, Inc.^	240	10,908
UnionBanCal Corp.	16,100	980,490
UnionBancorp, Inc.	40	760
United BanCorp, Inc./Ohio	4,600	50,508
United Bancshares, Inc./Ohio	1,420	23,416
United Financial Corp.	2,393	50,492
United Security Bancshares/Alabama	921	25,696
Unity Bancorp, Inc.	6,198	93,218
Wainwright Bank & Trust Co.	457	4,817
Washington Banking Co.	1,190	21,241
Wilmington Trust Corp.	6,000	267,300

		28,443,362

Consumer Finance (0.2%)
Advanta Corp., Class A	3,940	133,842
Advanta Corp., Class B^	5,801	214,057
Asta Funding, Inc.^	2,250	84,352
Cash America International, Inc.	100	3,908
CompuCredit Corp.*^	8,897	268,778
Consumer Portfolio Services, Inc.*	8,900	51,531
Dollar Financial Corp.*	13,785	300,789
EZCORP, Inc., Class A*^	23,600	912,848
First Cash Financial Services, Inc.*	1,320	27,179
First Marblehead Corp.^	690	47,789

		2,045,073

Diversified Financial Services (0.5%)
Ampal American Israel, Class A*	300	1,392
California First National Bancorp	666	9,924
CIT Group, Inc.	87,000	4,230,810
Pico Holdings, Inc.*^	5,066	164,898
Resource America, Inc., Class A^	1,430	29,744

		4,436,768

Insurance (8.4%)
Alfa Corp.^	700	12,089
Alleghany Corp.*	230	66,472
Ambac Financial Group, Inc.	80,100	6,628,275
American Equity Investment Life Holding Co.	3,410	41,841
American Financial Group, Inc./Ohio	72,800	3,416,504
American National Insurance Co.	17,777	2,060,354

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
American Safety Insurance Holdings Ltd.*	10,100	$184,830
Arch Capital Group Ltd.*	22,143	1,405,859
Arthur J. Gallagher & Co.^	207,800	5,542,026
Assurant, Inc.	110,990	5,927,976
Conseco, Inc.*	78,420	1,646,036
Donegal Group, Inc., Class B	3,910	70,497
Enstar Group, Inc.*^	100	9,554
Everest Reinsurance Group Ltd.	41,500	4,047,495
FBL Financial Group, Inc., Class A	12,260	410,342
First American Corp.	51,640	2,186,438
FPIC Insurance Group, Inc.*	1,150	45,552
Great American Financial Resources, Inc.	15,700	328,601
Harleysville Group, Inc.	350	12,247
HCC Insurance Holdings, Inc.	113,950	3,746,676
Horace Mann Educators Corp.	16,903	325,045
Kansas City Life Insurance Co.^	4,100	186,714
KMG America Corp.*	8,235	60,527
LandAmerica Financial Group, Inc.^	11,490	755,927
Max Reinsurance Capital Ltd.^	73,382	1,684,851
Meadowbrook Insurance Group, Inc.*^	13,200	148,632
Merchants Group, Inc.	200	5,998
Midland Co.^	11,814	511,782
National Western Life Insurance Co., Class A^	590	135,635
NYMAGIC, Inc.^	7,000	221,900
Odyssey Reinsurance Holdings Corp.^	1,190	40,198
Ohio Casualty Corp.	3,700	95,719
Old Republic International Corp.	255,750	5,664,862
PartnerReinsurance Ltd.	39,919	2,697,327
Philadelphia Consolidated Holding Corp.*	10,640	423,259
Platinum Underwriters Holdings Ltd.^	122,816	3,786,417
Presidential Life Corp.^	19,110	427,491
Reinsurance Group of America, Inc.	111,600	5,795,388
Selective Insurance Group, Inc.^	37,690	1,982,871
Stancorp Financial Group, Inc.	38,520	1,719,148
Unico American Corp.*	300	3,105
United America Indemnity Ltd.*	4,040	90,779
UnumProvident Corp.	132,400	2,567,236
Wesco Financial Corp.	750	327,750
Willis Group Holdings Ltd.^	162,100	6,159,800
Zenith National Insurance Corp.	17,400	694,086

		74,302,111

Real Estate Investment Trusts (REIT) (3.3%)
Ashford Hospitality Trust, Inc. (REIT)	47,561	567,403
Associated Estates Realty Corp. (REIT)^	18,780	290,527
CentraCore Properties Trust (REIT)	20,478	650,176
Colonial Properties Trust (REIT)	35,160	1,681,000
Eagle Hospitality Properties Trust, Inc. (REIT)	17,540	163,122
Entertainment Properties Trust (REIT)	13,930	687,028
Equity One, Inc. (REIT)^	1,450	34,756
Extra Space Storage, Inc. (REIT)^	14,690	254,284
Gladstone Commercial Corp. (REIT)^	280	5,628
Hersha Hospitality Trust (REIT)^	38,400	368,640
Highland Hospitality Corp. (REIT)	57,330	$821,539
Home Properties, Inc. (REIT)^	6,750	385,830
Hospitality Properties Trust (REIT)	12,450	587,640
HRPT Properties Trust (REIT)	408,579	4,882,519
Innkeepers USA Trust (REIT)	5,950	96,925
iStar Financial, Inc. (REIT)	68,770	2,867,709
KKR Financial Corp. (REIT)	183,500	4,503,090
LaSalle Hotel Properties (REIT)	4,960	214,966
LTC Properties, Inc. (REIT)^	34,460	835,655
Maguire Properties, Inc. (REIT)^	790	32,185
Mission West Properties, Inc. (REIT)^	29,490	336,481
Monmouth, Class A (REIT)^	23,000	184,000
National Health Investors, Inc. (REIT)^	43,560	1,234,055
National Health Realty, Inc. (REIT)^	17,300	344,443
National Retail Properties, Inc. (REIT)^	39,430	851,688
New Plan Excel Realty Trust (REIT)^	7,460	201,793
Omega Healthcare Investors, Inc. (REIT)^	56,050	841,310
One Liberty Properties, Inc. (REIT)	18,100	405,440
Presidential Realty Corp., Class B (REIT)	700	4,900
PS Business Parks, Inc. (REIT)	73	4,402
Senior Housing Properties Trust (REIT)^	10,330	220,442
Strategic Hotels & Resorts, Inc. (REIT)	33,420	664,390
Sunstone Hotel Investors, Inc. (REIT)	78,330	2,327,968
Supertel Hospitality, Inc. (REIT)	1,911	12,727
Urstadt Biddle Properties, Inc. (REIT)	1,200	20,580
Urstadt Biddle Properties, Inc., Class A (REIT)^	9,900	179,883
Weingarten Realty Investors (REIT)^	18,600	800,172
Windrose Medical Properties Trust (REIT)	3,063	54,154
Winston Hotels, Inc. (REIT)	34,282	422,354
Winthrop Realty Trust (REIT)^	31,810	205,174

		29,246,978

Real Estate Management & Development (0.0%)
Stratus Properties, Inc.*^	100	3,236
United Capital Corp.*	1,320	35,231
Wellsford Real Properties, Inc.	2,170	15,971
Wilshire Enterprises, Inc.	520	2,496

		56,934

Thrifts & Mortgage Finance (2.5%)
1st Independence Financial Group, Inc.	1,500	26,475
Ameriana Bancorp	1,891	25,528
Anchor Bancorp Wisconsin, Inc.^	830	23,705
BankUnited Financial Corp., Class A^	40,828	1,064,386
Berkshire Bancorp, Inc.	1,200	19,200
Berkshire Hills Bancorp, Inc.^	926	32,956
Beverly Hills Bancorp, Inc.^	32,163	262,450
Camco Financial Corp.	64	850
Capital Crossing Bank*^	8,300	241,530
Carver Bancorp, Inc.	700	11,620

63

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Central Bancorp, Inc./Massachusetts	1,100	$33,110
Centrue Financial Corp.*	2,200	50,622
CFS Bancorp, Inc.^	4,940	73,063
Citizens First Bancorp, Inc.^	1,000	25,460
Community Financial Corp./Virginia	6,200	73,222
Corus Bankshares, Inc.^	49,039	1,096,512
Delta Financial Corp.^	18,929	173,390
Elmira Savings Bank FSB	121	3,576
Farmer Mac, Class C^	19,040	503,989
First Bancorp of Indiana, Inc.	1,600	29,200
First Bancshares, Inc./Missouri	200	3,230
First BancTrust Corp.	2,600	31,460
First Defiance Financial Corp.	4,435	126,531
First Federal Bancshares of Arkansas, Inc.	3,999	92,417
First Federal Bancshares, Inc./Delaware	200	3,950
First Federal Bankshares, Inc.	4,200	91,140
First Financial Holdings, Inc.^	650	22,243
First Franklin Corp.	1,700	26,622
First Niagara Financial Group, Inc.^	119,269	1,738,942
First Place Financial Corp./Ohio^	19,967	452,452
FirstFed Financial Corp.*^	28,000	1,588,160
FMS Financial Corp.	822	18,002
Franklin Bank Corp./Texas*^	3,940	78,327
Great Pee Dee Bancorp, Inc.	500	7,875
Guaranty Federal Bancshares, Inc.	1,220	34,953
HMN Financial, Inc.	2,977	103,480
Home Federal Bancorp/Indiana	2,100	58,275
HopFed Bancorp, Inc.	140	2,268
ITLA Capital Corp.^	7,300	392,448
Lincoln Bancorp/Indiana	158	2,923
LSB Corp.	60	1,020
LSB Financial Corp.	250	6,750
MASSBANK Corp.^	100	3,258
Mayflower Co-Op Bank/Massachusetts	150	1,999
Meta Financial Group, Inc.	410	10,086
MFB Corp.	100	3,200
MutualFirst Financial, Inc.	7,800	160,602
New York Community Bancorp, Inc.	66,842	1,094,872
North Central Bancshares, Inc.	100	4,050
Northeast Bancorp	600	11,730
OceanFirst Financial Corp.^	5,104	109,481
Ocwen Financial Corp.*^	7,380	109,962
Park Bancorp, Inc.	1,300	44,174
Parkvale Financial Corp.	3,042	97,496
People’s Bank/Connecticut	150,350	5,955,363
Peoples Bancorp/Indiana	600	12,030
Peoples Community Bancorp, Inc.	2	38
PFF Bancorp, Inc.^	14,790	547,822
Provident Financial Holdings, Inc.	12,160	366,502
PSB Bancorp, Inc./Pennsylvania*	301	4,798
Radian Group, Inc.	170	10,200
South Street Financial Corp.	600	5,400
Southern Missouri Bancorp, Inc.	70	1,051
TF Financial Corp.^	100	3,064
Timberland Bancorp, Inc./Washington	4,200	147,420
United Community Financial Corp./Ohio^	47,300	$582,736
United Western Bancorp, Inc.*	4,140	88,099
Washington Savings Bank FSB/Maryland*	2,520	23,663
Webster Financial Corp.	81,500	3,839,465
Willow Financial Bancorp, Inc.^	3,594	56,282
WSFS Financial Corp.^	7,660	476,375

		22,425,530

Total Financials		182,036,134

Health Care (10.0%)
Biotechnology (0.8%)
Cephalon, Inc.*	26,220	1,619,085
Digene Corp.*^	9,636	415,794
Theravance, Inc.*	181,800	4,915,872

		6,950,751

Health Care Equipment & Supplies (3.7%)
Allied Healthcare Products, Inc.*	4,200	22,008
Atrion Corp.	300	23,190
Bausch & Lomb, Inc.^	129,100	6,471,783
Beckman Coulter, Inc.	66,400	3,821,984
Cooper Cos., Inc.^	81,600	4,365,600
Datascope Corp.^	16,713	559,384
DJO, Inc.*^	7,660	318,120
E-Z-Em, Inc.*^	5,190	81,898
Edwards Lifesciences Corp.*	81,100	3,778,449
Enpath Medical, Inc.*	100	1,072
Hillenbrand Industries, Inc.^	96,630	5,505,977
Hospira, Inc.*	160,390	6,138,125
Idexx Laboratories, Inc.*	246	22,420
Iridex Corp.*	900	7,875
Mentor Corp.^	17,530	883,337
National Dentex Corp.*	2,290	44,999
Span-America Medical Systems, Inc.	2,700	37,044
Spectranetics Corp.*^	26	304
Viasys Healthcare, Inc.*^	33,390	909,544
Zoll Medical Corp.*^	320	11,485

		33,004,598

Health Care Providers & Services (1.4%)
Air Methods Corp.*^	600	14,160
Almost Family, Inc.*	2,200	51,062
American Shared Hospital Services	4,050	26,325
Genesis HealthCare Corp.*^	6,582	313,501
Gentiva Health Services, Inc.*	1,510	24,824
HEALTHSOUTH Corp.*^	962,200	4,772,512
Integramed America, Inc.*	1,558	14,785
Manor Care, Inc.	35,132	1,836,701
National Healthcare Corp.	22	1,182
National Home Health Care Corp.	1,600	15,680
NovaMed, Inc.*	4,410	34,751
Pediatrix Medical Group, Inc.*	8,040	366,624
Res-Care, Inc.*^	4,600	92,414
Triad Hospitals, Inc.*^	106,700	4,698,001

		12,262,522

Health Care Technology (0.4%)
IMS Health, Inc.	143,000	3,809,520

Life Sciences Tools & Services (1.5%)
Bio-Rad Laboratories, Inc., Class A*^	1,100	77,803
Harvard Bioscience, Inc.*	520	2,340
Kendle International, Inc.*^	4,380	140,248
Medtox Scientific, Inc.*	280	2,752
New Brunswick Scientific, Inc.*	200	1,566
Parexel International Corp.*^	1,975	65,353

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
PerkinElmer, Inc.	22,850	$432,550
Thermo Electron Corp.*	175,500	6,902,415
Tripos, Inc.*^	4,852	8,297
Varian, Inc.*^	116,860	5,360,368

		12,993,692

Pharmaceuticals (2.2%)
Alpharma, Inc., Class A^	42,537	994,940
Barr Pharmaceuticals, Inc.*	95,300	4,949,882
Endo Pharmaceuticals Holdings, Inc.*	208,900	6,799,695
Impax Laboratories, Inc.*^	326,100	2,142,477
King Pharmaceuticals, Inc.*	5,060	86,172
Valeant Pharmaceuticals International	244,100	4,828,298

		19,801,464

Total Health Care		88,822,547

Industrials (15.3%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc.*^	112,600	9,127,356
Armor Holdings, Inc.*	21,361	1,224,626
Esterline Technologies Corp.*^	13,680	461,837
Goodrich Corp.	169,200	6,855,984
Ladish Co., Inc.*^	5,810	167,793
Precision Castparts Corp.	1	38
Sparton Corp.*	100	835
Sypris Solutions, Inc.^	11,674	97,478
Todd Shipyards Corp.	930	16,796
Triumph Group, Inc.^	1,540	65,219

		18,017,962

Air Freight & Logistics (0.1%)
Hub Group, Inc., Class A*^	23,600	537,608

Airlines (0.5%)
Alaska Air Group, Inc.*	33,600	1,278,144
Republic Airways Holdings, Inc.*	13,799	214,160
UAL Corp.*	117,500	3,121,975

		4,614,279

Building Products (0.6%)
American Standard Cos., Inc.	81,700	3,428,949
American Woodmark Corp.^	12,335	415,566
Ameron International Corp.^	13,800	916,872
Griffon Corp.*^	8,140	194,302
International Aluminum Corp.	2,900	108,315
Patrick Industries, Inc.*	2,263	28,152
Universal Forest Products, Inc.^	7,745	379,892

		5,472,048

Commercial Services & Supplies (1.4%)
ADESA, Inc.	87,570	2,023,743
Amrep Corp.^	100	4,887
Banta Corp.	6,890	327,964
Brink’s Co.	410	21,755
Casella Waste Systems, Inc.*	1,626	16,813
CBIZ, Inc.*^	4,200	30,660
Cenveo, Inc.*^	27,830	523,761
Champion Industries, Inc.	400	2,900
Compx International, Inc.	100	1,559
Corrections Corp. of America*	10,590	458,017
Ecology And Environment, Inc.	5,170	52,579
Exponent, Inc.*^	16,200	270,054
ICT Group, Inc.*^	2,440	76,787
IKON Office Solutions, Inc.	1,500	20,160
Kelly Services, Inc., Class A^	26,165	717,183
Layne Christensen Co.*^	9	257
Mac-Gray Corp.*	990	11,633
Nashua Corp.*^	6,700	46,833
National Technical SYS, Inc.*	190	1,277
North American Galvanizing & Coating, Inc.*	1,290	$8,166
R.R. Donnelley & Sons Co.	106,900	3,523,424
RCM Technologies, Inc.*^	1,634	8,284
Spherion Corp.*	8,360	59,774
Steelcase, Inc., Class A^	7,763	121,801
TeleTech Holdings, Inc.*^	12,091	188,982
United Stationers, Inc.*^	65,700	3,055,707
UTEK Corp.^	3,240	64,897
Viad Corp.	1,630	57,718
Waste Industries USA, Inc.^	13,150	355,444

		12,053,019

Construction & Engineering (1.5%)
Comfort Systems USA, Inc.	12,500	143,250
Foster Wheeler Ltd.*	25,700	991,763
Granite Construction, Inc.	74,300	3,963,905
Insituform Technologies, Inc., Class A*^	1,061	25,761
Michael Baker Corp.*	8,310	169,192
Perini Corp.*	23,795	496,839
Quanta Services, Inc.*	400	6,744
Shaw Group, Inc.*^	90,400	2,137,056
URS Corp.*	144,400	5,615,716

		13,550,226

Electrical Equipment (1.2%)
Acuity Brands, Inc.^	86,430	3,923,922
AZZ, Inc.*	100	3,650
Channell Commercial Corp.*	300	921
Chase Corp.	1,100	19,701
Encore Wire Corp.*^	23,340	823,669
Espey Manufacturing & Electronics Corp.	300	5,100
Genlyte Group, Inc.*^	2,746	195,515
Lamson & Sessions Co.*^	8,500	202,470
Preformed Line Products Co.^	3,700	131,054
Regal-Beloit Corp.^	55,900	2,431,650
SL Industries, Inc.*	7,300	140,160
Thomas & Betts Corp.*	13,300	634,543
Universal Security Instruments, Inc.*	460	12,535
Woodward Governor Co.^	69,012	2,314,662

		10,839,552

Industrial Conglomerates (2.0%)
Carlisle Cos., Inc.	38,900	3,271,490
McDermott International, Inc.*	95,850	4,006,530
Sequa Corp., Class A*	8,640	810,950
Standex International Corp.^	25,200	702,576
Teleflex, Inc.	71,674	3,987,941
Tredegar Corp.	100	1,674
Walter Industries, Inc.^	103,960	4,437,013

		17,218,174

Machinery (5.2%)
Albany International Corp.	5,400	171,828
Baldwin Technology Co.*	1,250	7,237
Cummins, Inc.	5,020	598,535
Dover Corp.	108,095	5,128,027
Eastern Co.	3,600	100,800
EnPro Industries, Inc.*^	20,600	619,236
Flow International Corp.*^	1,900	24,643
Hardinge, Inc.^	3,862	51,365
Harsco Corp.	61,800	4,798,770
Hurco Cos., Inc.*^	100	2,403
JLG Industries, Inc.	8,176	161,967
K-Tron International, Inc.*	1,400	88,508
Kennametal, Inc.	87,064	4,932,176
L.B. Foster Co., Class A*^	8,263	133,034
L.S. Starrett Co., Class A^	7,020	100,386

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Lydall, Inc.*	8,880	$79,032
Mueller Industries, Inc.	30,850	1,084,994
NACCO Industries, Inc., Class A	7,000	951,370
Parker Hannifin Corp.	59,800	4,648,254
Pentair, Inc.	202,300	5,298,237
Robbins & Myers, Inc.^	21,860	675,911
SPX Corp.	116,400	6,220,416
Supreme Industries, Inc., Class A^	2,910	19,264
Tennant Co.	1,000	24,340
Terex Corp.*	56,800	2,568,496
Timken Co.	86,700	2,581,926
Toro Co.^	62,800	2,648,276
Trinity Industries, Inc.^	75,240	2,420,471
Twin Disc, Inc.	6,780	221,299

		46,361,201

Marine (0.0%)
B&H Ocean Carriers Ltd.*	550	8,690

Road & Rail (0.4%)
Arkansas Best Corp.	600	25,818
Covenant Transport, Inc., Class A*^	8,544	104,322
Laidlaw International, Inc.	11,560	315,935
Ryder System, Inc.	19,910	1,028,949
Smithway Motor Xpress Corp., Class A*	700	5,803
Swift Transportation Co., Inc.*	20,519	486,711
Werner Enterprises, Inc.^	29,268	547,604
YRC Worldwide, Inc.*^	26,300	974,152

		3,489,294

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.^	82,245	2,006,778
Huttig Building Products, Inc.*	14,576	80,605
Industrial Distribution Group, Inc.*	11,700	103,428
Rush Enterprises, Inc., Class A*^	960	16,013
Rush Enterprises, Inc., Class B*	7,900	123,161
UAP Holding Corp.^	54,300	1,160,391
Valley National Gases, Inc.^	3,600	89,892
Willis Lease Finance Corp.*	9,270	85,655

		3,665,923

Total Industrials		135,827,976

Information Technology (18.0%)
Communications Equipment (1.1%)
ADC Telecommunications, Inc.*	392,500	5,887,500
Anaren, Inc.*	590	12,431
Arris Group, Inc.*	174,550	2,000,343
Black Box Corp.	1,871	72,819
Communications Systems, Inc.^	13,200	123,288
EMS Technologies, Inc.*^	12,880	241,887
Globecomm Systems, Inc.*^	920	7,857
PC-Tel, Inc.*	1,890	19,845
Powerwave Technologies, Inc.*^	228,000	1,732,800

		10,098,770

Computers & Peripherals (2.3%)
Avid Technology, Inc.*^	51,300	1,868,346
Diebold, Inc.^	130,635	5,686,541
Hypercom Corp.*	50,470	342,187
Imation Corp.	22,260	893,739
KEY Tronic Corp.*	980	5,753
NCR Corp.*	88,500	3,493,980
QLogic Corp.*	142,900	2,700,810
SimpleTech, Inc.*^	1,310	11,934
Sun Microsystems, Inc.*	1,127,700	5,604,669
Western Digital Corp.*	9,160	$165,796

		20,773,755

Electronic Equipment & Instruments (3.7%)
Arrow Electronics, Inc.*	279,246	7,659,718
Avnet, Inc.*	100,790	1,977,500
AVX Corp.^	4,730	83,674
Bonso Electronic International, Inc.*	5,860	20,041
Checkpoint Systems, Inc.*	11,960	197,460
Coherent, Inc.*	1,996	69,181
CTS Corp.^	4,600	63,388
Flextronics International Ltd.*	297,100	3,755,344
Insight Enterprises, Inc.*	1,040	21,434
Mesa Laboratories, Inc.	600	10,290
NU Horizons Electronics Corp.*^	268	3,414
O.I. Corp.	4,500	45,000
OSI Systems, Inc.*^	10,292	201,723
Park Electrochemical Corp.^	36,600	1,159,488
Perceptron, Inc.*	9,000	77,220
Sigmatron International, Inc.*	2,000	16,560
Spectrum Control, Inc.*	17,470	164,218
Technitrol, Inc.	7,240	216,114
Tektronix, Inc.	240,200	6,948,986
TESSCO Technologies, Inc.*	4,150	122,259
Vishay Intertechnology, Inc.*^	695,670	9,767,207

		32,580,219

Internet Software & Services (0.2%)
Imergent, Inc.*^	12,930	182,701
SonicWALL, Inc.*	75,100	820,092
United Online, Inc.	18,907	230,287
Vignette Corp.*	28,768	389,519

		1,622,599

IT Services (1.0%)
BearingPoint, Inc.*^	184,300	1,448,598
Cass Information Systems, Inc.^	1,237	40,957
Computer Task Group, Inc.*	7,062	28,107
CSP, Inc.*	30	258
Edgewater Technology, Inc.*	8,800	50,160
Inforte Corp.*	6,740	27,836
Lightbridge, Inc.*^	20,470	239,908
Manatron, Inc.*	782	5,435
MPS Group, Inc.*	186,680	2,820,735
Perot Systems Corp., Class A*^	73,070	1,007,635
SYKES Enterprises, Inc.*^	53,545	1,089,641
Unisys Corp.*	357,600	2,024,016
Wright Express Corp.*	5,230	125,834

		8,909,120

Semiconductors & Semiconductor Equipment (7.3%)
Analog Devices, Inc.	268,400	7,888,276
Ceva, Inc.*	66	374
Cypress Semiconductor Corp.*^	220,700	3,921,839
DSP Group, Inc.*	16,708	381,778
Exar Corp.*^	39,159	520,423
Fairchild Semiconductor International, Inc.*	228,080	4,265,096
Integrated Device Technology, Inc.*	13,790	221,467
International Rectifier Corp.*	127,900	4,456,036
Intersil Corp., Class A	144,689	3,552,115
Lam Research Corp.*	6,800	308,244
LSI Logic Corp.*	777,710	6,392,776
Micron Technology, Inc.*	429,500	7,473,300
Microsemi Corp.*^	1,186	22,356
MKS Instruments, Inc.*^	1,420	28,840
National Semiconductor Corp.	194,770	4,582,938
Novellus Systems, Inc.*^	262,150	7,251,069
ON Semiconductor Corp.*	119,925	705,159

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Semitool, Inc.*^	18,190	$188,085
SRS Labs, Inc.*	100	620
Standard Microsystems Corp.*^	21,801	619,584
Teradyne, Inc.*^	535,100	7,041,916
Varian Semiconductor Equipment Associates, Inc.*^	134,400	4,932,480
White Electronic Designs Corp.*	1,850	9,195

		64,763,966

Software (2.4%)
Activision, Inc.*^	268,740	4,057,974
American Software, Inc., Class A^	7,570	51,854
BMC Software, Inc.*	155,280	4,226,722
ePlus, Inc.*	12,800	124,800
Mapinfo Corp.*^	1,590	20,400
McAfee, Inc.*	267,700	6,547,942
Netmanage, Inc.*	1,158	5,836
NetScout Systems, Inc.*	670	4,348
Reynolds & Reynolds Co., Class A	84,400	3,334,644
SPSS, Inc.*^	22,619	563,892
Sybase, Inc.*	100,105	2,426,545

		21,364,957

Total Information Technology		160,113,386

Materials (6.4%)
Chemicals (3.8%)
Albemarle Corp.	44,600	2,423,118
Arch Chemicals, Inc.^	32,360	920,642
Ashland, Inc.^	25,400	1,620,012
Bairnco Corp.	790	9,480
Chemtura Corp.	357,700	3,101,259
Cytec Industries, Inc.	174,430	9,696,564
FMC Corp.	62,000	3,972,340
Hercules, Inc.*	26,810	422,794
ICO, Inc.*	2,750	18,205
Innospec, Inc.^	14,020	416,394
International Flavors & Fragrances, Inc.	153,900	6,085,206
Landec Corp.*^	2,410	26,028
LSB Industries, Inc.*	560	5,040
Lubrizol Corp.	13,400	612,782
Material Sciences Corp.*	1,970	19,621
NewMarket Corp.	880	51,181
OM Group, Inc.*	4,730	207,836
Penford Corp.	3,844	58,198
PolyOne Corp.*	66,610	554,861
Schulman (A.), Inc.^	41,946	986,151
Scotts Miracle-Gro Co., Class A	11,589	515,595
Sensient Technologies Corp.	57,220	1,119,795
Stepan Co.	7,130	208,410
Westlake Chemical Corp.	15,830	506,718

		33,558,230

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	28,900	2,445,518

Containers & Packaging (1.2%)
AEP Industries, Inc.*	220	9,229
Bemis Co.	1,960	64,406
Mod-Pac Corp.*	676	7,436
Pactiv Corp.*	156,700	4,453,414
Temple-Inland, Inc.	163,724	6,565,332

		11,099,817

Metals & Mining (1.1%)
Carpenter Technology Corp.	10,800	1,161,108
Century Aluminum Co.*^	69,600	2,342,040
Chaparral Steel Co.*	14,321	487,773
Cleveland-Cliffs, Inc.^	53,400	2,035,074
Commercial Metals Co.	6,430	$130,722
Friedman Industries, Inc.	1,080	9,018
Gibraltar Industries, Inc.	2,400	53,232
Grupo Imsa S.A. de C.V.	263,400	1,149,513
Metal Management, Inc.^	13,000	361,920
Northwest Pipe Co.*^	7,900	237,000
Olympic Steel, Inc.^	420	10,441
Reliance Steel & Aluminum Co.	11,050	355,147
Ryerson, Inc.^	37,095	812,010
Schnitzer Steel Industries, Inc.^	11,444	360,944
Synalloy Corp.*	2,124	29,863
Verzatec S.A. de C.V.*	29,300	13,053

		9,548,858

Total Materials		56,652,423

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
Alaska Communications Systems Group, Inc.^	6,920	91,828
Atlantic Tele-Network, Inc.^	4,250	78,540
CenturyTel, Inc.	23,015	913,005
CT Communications, Inc.^	28,650	622,278
D&E Communications, Inc.	16,780	211,596
Embarq Corp.	71,500	3,458,455
General Communication, Inc., Class A*^	10,304	127,667
Golden Telecom, Inc.	1,191	36,028
HickoryTech Corp.	1,046	7,322
Time Warner Telecom, Inc., Class A*	62,530	1,188,695
Windstream Corp.	38,310	505,309

		7,240,723

Wireless Telecommunication Services (0.1%)
NII Holdings, Inc.*	3,335	207,303
Syniverse Holdings, Inc.*	53,600	804,000
USA Mobility, Inc.^	3,746	85,559

		1,096,862

Total Telecommunication Services		8,337,585

Utilities (5.6%)
Electric Utilities (2.6%)
Central Vermont Public Service Corp.	830	18,351
Cleco Corp.^	54,090	1,365,232
Green Mountain Power Corp.	6,740	224,914
Northeast Utilities	169,920	3,954,038
Pepco Holdings, Inc.	143,900	3,478,063
Pinnacle West Capital Corp.	75,060	3,381,453
PPL Corp.	182,500	6,004,250
UIL Holdings Corp.^	19,333	724,988
Unisource Energy Corp.	29,750	991,567
Unitil Corp.	100	2,430
Westar Energy, Inc.	114,300	2,687,193

		22,832,479

Gas Utilities (0.9%)
AGL Resources, Inc.	42,270	1,542,855
Laclede Group, Inc.^	1,380	44,270
New Jersey Resources Corp.^	34,270	1,689,511
Nicor, Inc.^	19,610	838,523
Northwest Natural Gas Co.^	12,920	507,498
UGI Corp.	127,300	3,112,485
WGL Holdings, Inc.^	22,790	714,239

		8,449,381

Multi-Utilities (2.0%)
Alliant Energy Corp.	119,192	4,258,730
CH Energy Group, Inc.^	550	28,309
Florida Public Utilities Co.	100	1,380

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
MDU Resources Group, Inc.^	147,150	$3,287,331
OGE Energy Corp.^	63,420	2,290,096
Puget Energy, Inc.^	78,284	1,779,395
Vectren Corp.	57,460	1,542,801
Wisconsin Energy Corp.	109,600	4,728,144

		17,916,186

Water Utilities (0.1%)
American States Water Co.^	7,360	281,520
Artesian Resources Corp., Class A	400	7,524
California Water Service Group^	1,750	64,628
Middlesex Water Co.	300	5,769
SJW Corp.^	8,800	263,208

		622,649

Total Utilities		49,820,695

Total Common Stocks (97.5%) (Cost $765,413,467)		866,495,852

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (22.7%)
Accredited Mortgage Loan Trust, Series 06-2 A1
5.37%, 6/27/08 (l)	$862,919	862,919
ASAP Funding Ltd.
5.37%, 10/10/06	2,886,304	2,886,304
5.33%, 10/19/06	5,951,077	5,951,077
Bavaria TRR Corp.
5.32%, 10/3/06	5,289,157	5,289,157
Cedar Springs Capital Co. LLC
5.29%, 10/5/06	3,975,671	3,975,671
5.30%, 10/5/06	5,960,000	5,960,000
Credit Suisse First Boston/London
5.30%, 10/2/06	9,964,022	9,964,022
Deutsche Bank/London
5.34%, 1/31/07 (l)	2,657,073	2,657,073
Fenway Funding LLC
5.33%, 10/20/06	3,322,514	3,322,514
Fifth Third Bancorp
5.31%, 10/29/07 (l)	398,561	398,561
Fortis Bank/Brussels
5.43%, 10/2/06	18,599,508	18,599,508
Goldman Sachs Group, Inc.
5.39%, 10/1/07 (l)	1,461,390	1,461,390
Harris Nesbit Corp.
5.42%, 10/2/06	6,642,681	6,642,681
Hartford Life, Inc.
5.46%, 10/1/07 (l)	1,062,829	1,062,829
Legacy Capital Co. LLC
5.29%, 10/10/06	$2,292,062	$2,292,062
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	4,915,584	4,915,584
Lehman Brothers, Inc.
5.53%, 12/29/06 (l)	464,988	464,988
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	664,268	664,268
5.37%, 1/28/08 (l)	3,985,609	3,985,609
New York Life Insurance Co.
5.41%, 12/29/06 (l)	3,321,341	3,321,341
Nomura Securities Co., Ltd.
5.43%, 10/2/06	79,932,236	79,932,236
Norinchukin Bank/London
5.35%, 10/2/06	11,956,827	11,956,827
5.29%, 10/10/06	6,642,681	6,642,681
Scaldis Capital LLC
5.29%, 10/27/06	6,613,509	6,613,509
Sumitomo Mitsui Banking Corp. N.Y.
5.32%, 11/1/06	6,642,681	6,642,681
Thames Asset Global Securitization, Inc.
5.29%, 10/10/06	2,402,954	2,402,954
Three Pillars Funding Corp.
5.29%, 10/20/06	2,926,610	2,926,610

Total Short-Term Investments of Cash Collateral for Securities Loaned		201,795,056

Time Deposit (2.9%)
JPMorgan Chase Nassau
4.78%, 10/2/06	25,356,882	25,356,882

Total Short-Term Investments (25.6%) (Amortized Cost $227,151,938)		227,151,938

Total Investments (123.1%) (Cost/Amortized Cost $992,565,405)		1,093,647,790
Other Assets Less Liabilities (-23.1%)		(205,113,988)

Net Assets (100%)		$888,533,802

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$435,729,194
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$444,031,801

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,804,964
Aggregate gross unrealized depreciation	(19,634,190)

Net unrealized appreciation	$93,170,774

Federal income tax cost of investments	$1,000,477,016

At September 30, 2006, the Portfolio had loaned securities with a total value of $196,714,439. This was secured by collateral of $201,795,056 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $96 as brokerage commissions with Sanford C. Bern-stein & Co., Inc., and $563 with Williams Capital Group, affiliated broker/dealers.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (1.8%)
Hotels, Restaurants & Leisure (0.4%)
Ctrip.com International Ltd. (ADR)^	45,350	$2,038,483

Household Durables (1.1%)
Garmin Ltd.^	57,400	2,799,972
Sony Corp.	80,900	3,275,331

		6,075,303

Media (0.3%)
DreamWorks Animation SKG, Inc., Class A*	37,930	944,836
Focus Media Holding Ltd. (ADR)*	12,030	696,778

		1,641,614

Total Consumer Discretionary		9,755,400

Health Care (1.6%)
Biotechnology (0.6%)
Gilead Sciences, Inc.*	44,200	3,036,540

Health Care Equipment & Supplies (0.1%)
Conor Medsystems, Inc.*^	19,900	469,043
Mindray Medical International Ltd. (ADR)*^	2,100	35,049

		504,092

Health Care Technology (0.9%)
Cerner Corp.*^	105,430	4,786,522

Total Health Care		8,327,154

Industrials (2.3%)
Aerospace & Defense (0.6%)
United Technologies Corp.	53,900	3,414,565

Commercial Services & Supplies (1.1%)
Manpower, Inc.	51,800	3,173,786
Monster Worldwide, Inc.*	68,000	2,460,920

		5,634,706

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	121,570	1,594,821
Energy Conversion Devices, Inc.*^	41,800	1,548,272

		3,143,093

Total Industrials		12,192,364

Information Technology (86.8%)
Communications Equipment (15.0%)
Arris Group, Inc.*^	171,900	1,969,974
Ciena Corp.*^	70,486	1,920,734
Cisco Systems, Inc.*	634,440	14,592,120
Comverse Technology, Inc.*	334,190	7,165,033
Corning, Inc.*	749,739	18,301,129
Motorola, Inc.	307,900	7,697,500
Nokia Oyj (ADR)	213,865	4,211,002
QUALCOMM, Inc.	278,925	10,138,924
Redback Networks, Inc.*^	54,200	752,296
Research In Motion Ltd.*^	88,600	9,095,676
Sonus Networks, Inc.*^	420,800	2,213,408
Telefonaktiebolaget LM Ericsson (ADR)^	37,460	1,290,497

		79,348,293

Computers & Peripherals (12.9%)
Apple Computer, Inc.*	76,090	5,861,213
EMC Corp.*	810,235	9,706,615
Hewlett-Packard Co.	452,550	16,604,060
Network Appliance, Inc.*	139,470	5,161,785
QLogic Corp.*	385,300	7,282,170
SanDisk Corp.*	169,773	9,089,646
Seagate Technology*	499,298	11,528,791
Sun Microsystems, Inc.*	514,890	$2,559,003

		67,793,283

Electronic Equipment & Instruments (2.7%)
AU Optronics Corp. (ADR)^	166,000	2,365,500
Hon Hai Precision Industry Co., Ltd.	1,217,118	7,409,904
L-1 Identity Solutions, Inc.*^	341,207	4,452,751

		14,228,155

Internet Software & Services (6.2%)
eBay, Inc.*	302,745	8,585,848
Google, Inc., Class A*	44,980	18,077,462
SINA Corp.*^	14,220	357,633
Tencent Holdings Ltd.	1,720,000	3,959,934
Yahoo! Japan Corp.	10	3,765
Yahoo!, Inc.*	63,250	1,598,960

		32,583,602

IT Services (4.8%)
Accenture Ltd., Class A	126,800	4,020,828
Automatic Data Processing, Inc.	89,200	4,222,728
BISYS Group, Inc.*	151,900	1,649,634
Cognizant Technology Solutions Corp., Class A*	37,800	2,799,468
DST Systems, Inc.*^	70,800	4,366,236
First Data Corp.	144,700	6,077,400
Iron Mountain, Inc.*^	53,600	2,301,584

		25,437,878

Semiconductors & Semiconductor Equipment (24.4%)
Altera Corp.*	553,882	10,180,351
Applied Materials, Inc.	703,033	12,464,775
ASML Holding N.V. (N.Y. Shares)*^	525,463	12,232,779
Broadcom Corp., Class A*	330,748	10,034,894
Chartered Semiconductor Manufacturing Ltd.*	4,762,000	3,632,136
Fairchild Semiconductor International, Inc.*^	116,100	2,171,070
FormFactor, Inc.*^	82,310	3,467,720
Infineon Technologies AG*	133,090	1,576,333
Integrated Device Technology, Inc.*	155,800	2,502,148
Intel Corp.	128,200	2,637,074
International Rectifier Corp.*	61,700	2,149,628
KLA-Tencor Corp.	73,300	3,259,651
Lam Research Corp.*	159,900	7,248,267
Marvell Technology Group Ltd.*	150,900	2,922,933
Maxim Integrated Products, Inc.	221,800	6,225,926
NVIDIA Corp.*	160,400	4,746,236
Qimonda AG (Sponsored ADR)*	52,700	895,900
Samsung Electronics Co., Ltd.	11,066	7,763,153
Silicon-On-Insulater Technologies*	110,263	3,184,604
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,225,875	11,768,400
Texas Instruments, Inc.	309,197	10,280,800
Trident Microsystems, Inc.*^	101,000	2,349,260
Xilinx, Inc.	229,494	5,037,393

		128,731,431

Software (20.8%)
Activision, Inc.*	189,100	2,855,410
Adobe Systems, Inc.*	359,635	13,468,331
Amdocs Ltd.*	367,860	14,567,256
Autodesk, Inc.*	273,115	9,498,940
Citrix Systems, Inc.*	86,897	3,146,540
Cognos, Inc.*^	58,300	2,127,950
Electronic Arts, Inc.*	105,800	5,890,944
McAfee, Inc.*	78,850	1,928,671
Mercury Interactive Corp.*	64,320	3,314,410
Microsoft Corp.	881,595	24,093,991

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Nintendo Co., Ltd.	37,300	$7,689,679
Oracle Corp.*	553,930	9,826,718
Red Hat, Inc.*^	344,100	7,253,628
Salesforce.com, Inc.*	49,570	1,778,572
THQ, Inc.*	83,170	2,426,069

		109,867,109

Total Information Technology		457,989,751

Materials (0.5%)
Chemicals (0.5%)
Monsanto Co.	50,400	2,369,304

Total Materials		2,369,304

Telecommunication Services (2.2%)
Wireless Telecommunication Services (2.2%)
American Tower Corp., Class A*	450	16,425
China Mobile Ltd. (Sponsored ADR)^	192,665	6,810,708
NII Holdings, Inc.*	80,990	5,034,338

Total Telecommunication Services		11,861,471

Total Common Stocks (95.2%) (Cost $457,411,897)		502,495,444

	Number of Contracts
WARRANTS:
Information Technology (1.0%)
Electronic Equipment & Instruments (0.2%)
Hon Hai Precision Industry Co., Ltd., TWD 0.000001 expiring 11/17/10*	163,680	996,500

IT Services (0.3%)
Tata Consultancy Services Ltd., $0.0001 expiring 9/12/07* §	34,126	1,518,031

Semiconductors & Semiconductor Equipment (0.5%)
Powerchip Semiconductor Corp., TWD 0.000001 expiring 2/19/09*	4,069,344	2,600,311

Total Warrants (1.0%) (Cost $4,514,647)		5,114,842

	Number of Shares
INVESTMENT COMPANY:
iShares Goldman Sachs
Technology Index Fund	36,900	1,774,152

Total Investment Companies (0.3%) (Cost $1,767,052)		1,774,152

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.9%)
Accredited Mortgage Loan Trust, Series 06-2 A1
5.37%, 6/27/08 (l)	$245,352	245,352
ASAP Funding Ltd.
5.37%, 10/10/06	820,656	820,656
5.33%, 10/19/06	1,692,056	1,692,056
Bavaria TRR Corp.
5.32%, 10/3/06	1,503,853	1,503,853
Cedar Springs Capital Co. LLC
5.29%, 10/5/06	1,130,393	1,130,393
5.30%, 10/5/06	1,694,593	1,694,593
Credit Suisse First Boston/London
5.30%, 10/2/06	$2,833,047	$2,833,047
Deutsche Bank/London
5.34%, 1/31/07 (l)	755,479	755,479
Fenway Funding LLC
5.33%, 10/20/06	944,683	944,683
Fifth Third Bancorp
5.31%, 10/29/07 (l)	113,322	113,322
Fortis Bank/Brussels
5.43%, 10/2/06	5,288,353	5,288,353
Goldman Sachs Group, Inc.
5.39%, 10/1/07 (l)	415,514	415,514
Harris Nesbit Corp.
5.42%, 10/2/06	1,888,698	1,888,698
Hartford Life, Inc.
5.46%, 10/1/07 (l)	302,192	302,192
Legacy Capital Co. LLC
5.29%, 10/10/06	651,697	651,697
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	1,397,636	1,397,636
Lehman Brothers, Inc.
5.53%, 12/29/06 (l)	132,209	132,209
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	188,870	188,870
5.37%, 1/28/08 (l)	1,133,219	1,133,219
New York Life Insurance Co.
5.41%, 12/29/06 (l)	944,349	944,349
Nomura Securities Co., Ltd.
5.43%, 10/2/06	22,726,940	22,726,940
Norinchukin Bank/London
5.35%, 10/2/06	3,399,655	3,399,655
5.29%, 10/10/06	1,888,698	1,888,698
Scaldis Capital LLC
5.29%, 10/27/06	1,880,403	1,880,403
Sumitomo Mitsui Banking Corp. N.Y.
5.32%, 11/1/06	1,888,698	1,888,698
Thames Asset Global Securitization, Inc.
5.29%, 10/10/06	683,226	683,226
Three Pillars Funding Corp.
5.29%, 10/20/06	832,116	832,116

Total Short-Term Investments of Cash Collateral for Securities Loaned		57,375,907

Time Deposit (3.7%)
JPMorgan Chase Nassau
4.78%, 10/2/06	19,855,144	19,855,144

Total Short-Term Investments (14.6%) (Amortized Cost $ 77,231,051)		77,231,051

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options Purchased (0.2%)
Hewlett Packard Co. January 2007 @ $35.00* (Cost $1,040,371)	2,990	1,100,320

Total Investments (111.3%) (Cost/Amortized Cost $541,965,018)		587,715,809
Other Assets Less Liabilities (-11.3%)		(59,802,305)

Net Assets (100%)		$527,913,504

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $1,518,031 or 0.29% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(c)	One contract relates to 100 shares.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

Options written for the nine months ended September 30, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	669	$490,144
Options Written	4,232	1,420,314
Options Terminated in Closing Purchase Transactions	(4,016)	(1,730,713)
Options Expired	(885)	(179,745)
Options Exercised	—	—

Options Outstanding—September 30, 2006	—	$—

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$667,521,711
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$683,232,069

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,314,828
Aggregate gross unrealized depreciation	(12,684,102)

Net unrealized appreciation	$37,630,726

Federal income tax cost of investments	$550,085,083

At September 30, 2006, the Portfolio had loaned securities with a total value of $56,636,132. This was secured by collateral of $57,375,907 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $195 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $194,029,823, of which $17,552,818 expires in the year 2008, $150,823,988 expires in the year 2009, and $25,653,017 expires in the year 2010.

Included in the capital loss carryforward amounts are $194,029,823 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio* ‡	3,182	$84,357
AXA Premier VIP High Yield Portfolio ‡	9,002	52,234
AXA Premier VIP Large Cap Value Portfolio ‡	2,561	31,657
AXA Premier VIP Mid Cap Growth Portfolio ‡	570	5,224
AXA Premier VIP Mid Cap Value Portfolio ‡	510	5,214
EQ/Bond Index Portfolio ‡	24,355	252,694
EQ/Equity 500 Index Portfolio ‡	11,980	304,371
EQ/International ETF Portfolio ‡	16,074	162,698
EQ/Small Company Index Portfolio ‡	8,045	101,524
EQ/Van Kampen Emerging Markets Equity Portfolio ‡	3,191	46,793

Total Investment Companies (99.7%) (Cost $1,033,128)		1,046,766

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 4.78%, 10/2/06 (Amortized Cost $200)	$200	$200

Total Investments (99.7%) (Cost/Amortized Cost $1,033,328)		1,046,966
Other Assets Less Liabilities (0.3%)		3,296

Net Assets (100%)		$1,050,262

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended September 30, 2006, were as follows:

Securities	Market Value August 30, 2006*	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$—	$84,312	$1,657	$84,357	$—	$16
AXA Premier VIP High Yield Portfolio	—	52,695	1,037	52,234	—	8
AXA Premier VIP Large Cap Value Portfolio	—	31,617	621	31,657	—	6
AXA Premier VIP Mid Cap Growth Portfolio	—	5,270	104	5,224	—	1
AXA Premier VIP Mid Cap Value Portfolio	—	5,270	104	5,214	—	1
EQ/Bond Index Portfolio	—	255,571	5,031	252,694	—	38
EQ/Equity 500 Index Portfolio	—	302,997	5,942	304,371	—	69
EQ/International ETF Portfolio	—	165,990	3,324	162,698	—	(31)
EQ/Small Company Index Portfolio	—	102,756	2,018	101,524	—	20
EQ/Van Kampen Emerging Markets Equity Portfolio	—	47,426	939	46,793	—	2

	$—	$1,053,904	$20,777	$1,046,766	$—	$130

*	The Portfolio commenced operations on August 30, 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,053,904
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$20,907

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,638
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$13,638

Federal income tax cost of investments	$1,033,328

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	3,258	$86,374
AXA Premier VIP High Yield Portfolio‡	5,533	32,106
AXA Premier VIP Large Cap Value Portfolio‡	2,623	32,413
AXA Premier VIP Mid Cap Growth Portfolio‡	875	8,027
AXA Premier VIP Mid Cap Value Portfolio‡	784	8,011
EQ/Bond Index Portfolio‡	16,716	173,443
EQ/Equity 500 Index Portfolio‡	14,718	373,949
EQ/International ETF Portfolio‡	19,076	193,081
EQ/Small Company Index Portfolio‡	8,873	$111,976
EQ/Van Kampen Emerging Markets Equity Portfolio‡	3,634	53,295

Total Investments (100.0%) (Cost $1,058,565)		1,072,675
Other Assets Less Liabilities (0.0%)		(389)

Net Assets (100%)		$1,072,286

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended September 30, 2006, were as follows

Securities	Market Value August 30, 2006*	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain/(Loss)
AXA Premier VIP Aggressive Equity Portfolio	$—	$84,685	$—	$86,374	$—	$—
AXA Premier VIP High Yield Portfolio	—	31,757	—	32,106	—	—
AXA Premier VIP Large Cap Value Portfolio	—	31,757	—	32,413	—	—
AXA Premier VIP Mid Cap Growth Portfolio	—	7,939	—	8,027	—	—
AXA Premier VIP Mid Cap Value Portfolio	—	7,939	—	8,011	—	—
EQ/Bond Index Portfolio	—	172,017	—	173,443	—	—
EQ/Equity 500 Index Portfolio	—	365,205	—	373,949	—	—
EQ/International ETF Portfolio	—	193,188	—	193,081	—	—
EQ/Small Company Index Portfolio	—	111,150	—	111,976	—	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	52,928	—	53,295	—	—

	$—	$1,058,565	$—	$1,072,675	$—	$—

*	The Portfolio commenced operations on August 30, 2006.

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,058,565
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,217
Aggregate gross unrealized depreciation	(107)

Net unrealized appreciation	$14,110

Federal income tax cost of investments	$1,058,565

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio* ‡	3,244	$86,010
AXA Premier VIP High Yield Portfolio ‡	3,673	21,310
AXA Premier VIP Large Cap Value Portfolio ‡	2,829	34,969
AXA Premier VIP Mid Cap Growth Portfolio ‡	1,162	10,658
AXA Premier VIP Mid Cap Value Portfolio ‡	1,040	10,636
EQ/Bond Index Portfolio ‡	7,169	74,378
EQ/Equity 500 Index Portfolio ‡	16,994	431,774
EQ/International ETF Portfolio ‡	22,119	223,886
EQ/Small Company Index Portfolio ‡	9,257	116,818
EQ/Van Kampen Emerging Markets Equity Portfolio ‡	3,982	$58,389

Total Investments (100.0%)
(Cost $1,053,829)		1,068,828
Other Assets Less Liabilities (0.0%)		(223)

Net Assets (100%)		$1,068,605

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended September 30, 2006, were as follows:

Securities	Market Value August 30, 2006*	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$—	$84,306	$—	$86,010	$—	$—
AXA Premier VIP High Yield Portfolio	—	21,077	—	21,310	—	—
AXA Premier VIP Large Cap Value Portfolio	—	34,249	—	34,969	—	—
AXA Premier VIP Mid Cap Growth Portfolio	—	10,538	—	10,658	—	—
AXA Premier VIP Mid Cap Value Portfolio	—	10,538	—	10,636	—	—
EQ/Bond Index Portfolio	—	73,768	—	74,378	—	—
EQ/Equity 500 Index Portfolio	—	421,532	—	431,774	—	—
EQ/International ETF Portfolio	—	223,939	—	223,886	—	—
EQ/Small Company Index Portfolio	—	115,921	—	116,818	—	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	57,961	—	58,389	—	—

	$—	$1,053,829	$—	$1,068,828	$—	$—

*	The Portfolio commenced operations on August 30, 2006.

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,053,829
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,052

Aggregate gross unrealized depreciation	(53)

Net unrealized appreciation	$14,999

Federal income tax cost of investments	$1,053,829

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio* ‡	3,082	$81,702
AXA Premier VIP Large Cap Value Portfolio ‡	2,894	35,772
AXA Premier VIP Mid Cap Growth Portfolio ‡	1,380	12,648
AXA Premier VIP Mid Cap Value Portfolio ‡	1,235	12,624
EQ/Equity 500 Index Portfolio ‡	17,860	453,788
EQ/International ETF Portfolio ‡	23,450	237,358
EQ/Small Company Index Portfolio ‡	9,390	118,489
EQ/Van Kampen Emerging Markets Equity Portfolio ‡	4,292	62,948

Total Investments (100.0%) (Cost $1,000,100)		1,015,329
Other Assets Less Liabilities (0.0%)		(345)

Net Assets (100%)		$1,014,984

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended September 30, 2006, were as follows:

Securities	Market Value August 30, 2006*	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$—	$80,008	$—	$81,702	$—	$—
AXA Premier VIP Large Cap Value Portfolio	—	35,004	—	35,772	—	—
AXA Premier VIP Mid Cap Growth Portfolio	—	12,501	—	12,648	—	—
AXA Premier VIP Mid Cap Value Portfolio	—	12,501	—	12,624	—	—
EQ/Equity 500 Index Portfolio	—	442,544	—	453,788	—	—
EQ/International ETF Portfolio	—	237,524	—	237,358	—	—
EQ/Small Company Index Portfolio	—	117,512	—	118,489	—	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	62,506	—	62,948	—	—

	$—	$1,000,100	$—	$1,015,329	$—	$—

*	The Portfolio commenced operations on August 30, 2006.

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,000,100
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,395
Aggregate gross unrealized depreciation	(166)

Net unrealized appreciation	$15,229

Federal income tax cost of investments	$1,000,100

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2006 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with nine diversified Portfolios and eleven non-diversified Portfolios (each a “Portfolio”). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, AXA Premier VIP Technology Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (formerly the AXA Target Allocation 2015 Portfolio, AXA Target Allocation 2025 Portfolio, AXA Target Allocation 2035 Portfolio and AXA Target Allocation 2045 Portfolio). The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), is provided by multiple investment sub-advisers (each an “Adviser”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable (EQ Advisors Trust and AXA Premier VIP Trust).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees,

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NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for the AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Technology Portfolio.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks long-term capital appreciation.

AXA Premier VIP Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), Legg Mason Capital Management, Inc., Marsico Capital Management, LLC (“Marsico”) and MFS Investment Management (“MFS”)) — Long-term growth of capital.

AXA Premier VIP Core Bond Portfolio (advised by BlackRock Financial Management, Inc. (formerly, BlackRock Advisors, Inc.) and Pacific Investment Management Company LLC (“PIMCO”)) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., RCM Capital Management LLC (“RCM”) and Wellington Management Company, LLP (“Wellington”)) — Long-term growth of capital.

AXA Premier VIP High Yield Portfolio (advised by PIMCO and Post Advisory Group, LLC) — High total return through a combination of current income and capital appreciation.

AXA Premier VIP International Equity Portfolio (advised by AllianceBernstein, J.P. Morgan Investment Management Inc. and Marsico) — Long-term growth of capital.

AXA Premier VIP Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

AXA Premier VIP Large Cap Growth Portfolio (advised by AllianceBernstein, RCM and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

AXA Premier VIP Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital LLC (formerly, Institutional Capital Corporation) and MFS) — Long-term growth of capital.

AXA Premier VIP Mid Cap Growth Portfolio (advised by AllianceBernstein, Franklin Advisers, Inc., and Provident Investment Counsel, Inc.) — Long-term growth of capital.

AXA Premier VIP Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington ) — Long-term growth of capital.

AXA Premier VIP Technology Portfolio (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

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September 30, 2006 (Unaudited)

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s last sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At September 30, 2006, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains

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NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at September 30, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the

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NOTES TO FINANCIAL STATEMENTS — (Concluded)

September 30, 2006 (Unaudited)

Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk President and Chairman November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
November 29, 2006

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
November 29, 2006